                            Sentinel Family of Funds

                               Semi-Annual Report

                                  May 31, 2002

                                    [IMAGE]

[LOGO] Sentinel Group Funds, Inc. (SGF)

       Sentinel Pennsylvania
       Tax-Free Trust (PA)

       National Life Drive,
       Montpelier, Vermont 05604

       (800) 282-FUND (3863)

       -------------------------------------------------------------------------
       Table of Contents

        2  Message to Shareholders
        3  Understanding your Sentinel Funds Financial Statements
        4  Fund Performance
        5  Sentinel Flex Cap Opportunity Fund
       10  Sentinel Small Company Fund
       15  Sentinel Mid Cap Growth Fund
       20  Sentinel World Fund
           (Effective July 1, 2002, Sentinel International Equity Fund)
       25  Sentinel Growth Index Fund
       30  Sentinel Common Stock Fund
       35  Sentinel Balanced Fund
       41  Sentinel High Yield Bond Fund
       47  Sentinel Bond Fund
       52  Sentinel Tax-Free Income Fund
       56  Sentinel New York Tax-Free Income Fund
       60  Sentinel Government Securities Fund
       64  Sentinel Short Maturity Government Fund
       69  Sentinel U.S. Treasury Money Market Fund
       73  Notes to Financial Statements (SGF)
       80  Sentinel Pennsylvania Tax-Free Trust
       84  Notes to Financial Statements (PA)
       86  Services for Shareholders
       89  Directors/Trustees and Officers
       90  A Brief History

The financial statements included herein have been taken from the records of the Funds/Trust without audit by the independent accountants and accordingly they do not express an opinion thereon.

On the cover:
Picnic Patrol

Original watercolor by Douglas Fryer

                            Message to Shareholders

   [PHOTO]

Joseph M. Rob
Chairman and President

Dear Shareholder:

We are pleased to submit our semi-annual report for the six months ended May 31, 2002.

The Economy

By some measures, the recent recession was surprisingly brief and limited in severity. The economy experienced only one quarter of negative growth during the third quarter of 2001, recovered to grow 1.4% in the fourth quarter, then raced ahead at a 5.6% rate in the first quarter of 2002. Corporate profits, on the other hand, followed a different path. Profits experienced a sharp decline during the recession because of the high level of fixed costs, especially interest costs on debt that companies had built up in anticipation of better times ahead.

     Consumer spending continued to hold up throughout the downturn as the unemployment rate remained relatively low and consumer confidence held steady. Corporations curtailed spending on new plants and equipment because of the poor outlook for corporate profits and because of continuing low rates of capacity utilization.

     The Federal Reserve maintained its policy of monetary stimulus in an attempt to keep the economy moving on an upward path. Inflation measures continued to be well behaved, but the price of gold increased because of fears that the Fed's easy money policy would eventually lead to higher inflation.

The Financial Markets

     There were a number of cross currents at work during the period. Blue chip stocks, such as the Dow Industrials, earned a positive return of about 4% while the NASDAQ was down about 5% during the first quarter. Investors moved away from technology and telecommunication stocks and into blue chip companies with more predictable earnings growth. Investors were also forced to move quickly to lock in profits as different sectors of the market rotated rapidly in and out of favor depending on the changing outlook for the economy.

     Our funds performed relatively well in a difficult and uncertain market environment. Our equity funds were generally overweighted in the type of high-quality, steady earnings growers that performed well during the period. Our holdings in the health care, defense, basic materials -including energy - and consumer sectors performed well, and we were generally underweighted in the technology and telecommunications sectors, both of which performed poorly.

     For the six-month period ended May 31, 2002, the fixed-income markets continued to perform well with total returns in the 2% to 4% range. Mortgage-backed securities and municipal bonds were the best performing sectors, followed by corporate bonds and U.S. Treasury securities. Interest rates moved slightly higher during the period as U.S. economic growth rebounded and concerns grew over the potential end to the accommodative monetary policy recently employed by Federal Reserve. As such, we expect more modest returns in the fixed-income markets over the near term.

     We appreciate your support during these challenging times in the financial markets and look forward to continuing to help you achieve your long-term goals.

Sincerely,

/s/ Joseph M. Rob
Joseph M. Rob
Chairman & President

May 31, 2002

             Understanding your Sentinel Funds Financial Statements

(1) Schedule of Investment in Securities
This schedule shows you which investments your fund owned on the last day of the reporting period. The schedule includes:

     . a list of each investment
     . the number of shares/par amount of each stock, bond or short-term note . the market value of each investment
     . the percentage of investments in each industry
     . the percent and dollar breakdown of each category

(2) Statement of Assets and Liabilities
This statement details what the fund owns (assets), what it owes (liabilities), and its net assets as of the last day of the period. If you subtract what the fund owes from what it owns, you get the fund's net assets. For each class of shares, the net assets divided by the total number of shares outstanding gives you the price of an individual share, or the net asset value per share.

     Net Assets are also broken down by capital (money invested by shareholders); net investment income not yet paid to shareholders or net investment losses, if any; net gains earned on investments but not yet paid to shareholders or net losses on investments (known as realized gains or losses); and finally gains or losses on securities still owned by the fund (known as unrealized appreciation or depreciation). This breakdown tells you the value of net assets that are performance-related, such as investment gains or losses, and the value of net assets that are not related to performance, such as shareholder investments and redemptions.

(3) Statement of Operations
This statement breaks down how each fund's net assets changed during the period as a result of the fund's operations. It tells you how much money the fund made or lost after taking into account income, fees and expenses, and investment gains or losses. It does not include shareholder transactions and distributions. Fund OPERATIONS include:

     . income earned from investments
     . management fees and other expenses
     . gains or losses from selling investments (known as realized gains or losses)
     . gains or losses on current fund holdings (known as unrealized appreciation or depreciation)

(4) Statement of Changes in Net Assets
These statements show how each fund's net assets changed over the past two reporting periods. It details how much a fund grew or shrank as a result of:

     . operations - a summary of the Statement of Operations for the most recent period
     . distributions - income and gains distributed to shareholders
     . capital share transactions - shareholders' purchases, reinvestments, and redemptions
Net assets at the beginning of the period plus the sum of operations, distributions to shareholders and capital share transactions result in net assets at the end of the period.

(5) Financial Highlights
These statements itemize current period activity and statistics and provide comparison data for the last five fiscal years (or less if the fund or class is not five years old). On a per-share basis, it includes:

     . share price at the beginning of the period
     . investment income and capital gains or losses
     . income and capital gains distributions paid to shareholders . share price at the end of the period

It also includes some key statistics for the period:

     . total return - the overall percentage return of the fund, assuming reinvestment of all distributions
     . expense ratio - operating expenses as a percentage of average net assets . net income ratio - net investment income as a percentage of average net assets
     . portfolio turnover - the percentage of the portfolio that was replaced during the period.

                                Fund Performance

Performance data for each Sentinel Fund is provided in this table. Financial data is contained in the following pages.

                                                                                For the period from
                                                                             12/01/01 through 05/31/02
                                                             --------------------------------------------------
                                                             05/31/02
                                                             Net Asset                   Capital
Sentinel                              Fund      Nasdaq       Value Per      Income         Gain          Total
Fund                                  Class     Symbol         Share      Dividends    Distributions    Return*
----------------------------------------------------------------------------------------------------------------
Flex Cap Opportunity              "A" Shares    SCOAX      $   4.34       $   --         $  --           -11.97%
                                 -------------------------------------------------------------------------------
                                  "B" Shares    SFCBX          4.25           --            --           -12.37
                                 -------------------------------------------------------------------------------
                                  "C" Shares    SFOCX          4.26           --            --           -12.16
----------------------------------------------------------------------------------------------------------------
Small Company                     "A" Shares    SAGWX          6.11           --          0.05             9.87
                                 -------------------------------------------------------------------------------
                                  "B" Shares    SESBX          5.57           --          0.05             9.19
                                 -------------------------------------------------------------------------------
                                  "C" Shares    SSCOX          6.04           --          0.05             9.20
----------------------------------------------------------------------------------------------------------------
Mid Cap Growth                    "A" Shares    SNTNX         12.10           --            --            -4.20
                                 -------------------------------------------------------------------------------
                                  "B" Shares    SMGBX         11.50           --            --            -4.72
                                 -------------------------------------------------------------------------------
                                  "C" Shares    SMGCX         11.80           --            --            -4.84
----------------------------------------------------------------------------------------------------------------
World                             "A" Shares    SWRLX         14.26         0.14          0.04             9.44
                                 -------------------------------------------------------------------------------
                                  "B" Shares    SEWBX         14.03           --          0.04             8.76
                                 -------------------------------------------------------------------------------
                                  "C" Shares    SWFCX         14.14           --          0.04             8.69
----------------------------------------------------------------------------------------------------------------
Growth Index                      "A" Shares    SIDAX         13.79         0.01            --            -9.84
                                 -------------------------------------------------------------------------------
                                  "B" Shares    SBGRX         13.52           --            --           -10.23
                                 -------------------------------------------------------------------------------
                                  "C" Shares    SGICX         13.18           --            --           -10.83
----------------------------------------------------------------------------------------------------------------
Common Stock                      "A" Shares    SENCX         29.77         0.09          3.61             0.92
                                 -------------------------------------------------------------------------------
                                  "B" Shares    SNCBX         29.59           --          3.61             0.50
                                 -------------------------------------------------------------------------------
                                  "C" Shares    SCSCX         29.63           --          3.61             0.50
----------------------------------------------------------------------------------------------------------------
Balanced                          "A" Shares    SEBLX         15.43         0.17          0.96            -0.11
                                 -------------------------------------------------------------------------------
                                  "B" Shares    SEBBX         15.48         0.10          0.96            -0.45
                                 -------------------------------------------------------------------------------
                                  "C" Shares    SBACX         15.44         0.10          0.96            -0.51
                                 -------------------------------------------------------------------------------
                                  "D" Shares    SBLDX         15.37         0.07          0.96            -0.72
----------------------------------------------------------------------------------------------------------------
High Yield                        "A" Shares    SEHYX          7.78         0.31            --             5.69
                                 -------------------------------------------------------------------------------
                                  "B" Shares    SYLBX          7.78         0.29            --             5.47
                                 -------------------------------------------------------------------------------
                                  "C" Shares    SHBCX          7.83         0.26            --             5.12
----------------------------------------------------------------------------------------------------------------
Bond                              "A" Shares    SNBDX          6.02         0.16            --             0.13
                                 -------------------------------------------------------------------------------
                                  "B" Shares    SEDBX          6.04         0.13            --            -0.33
----------------------------------------------------------------------------------------------------------------
Tax-Free Income                   "A" Shares    SETIX         13.23         0.30            --             1.59
----------------------------------------------------------------------------------------------------------------
New York Tax-Free Income          "A" Shares    SYIAX         12.02         0.26            --             2.05
----------------------------------------------------------------------------------------------------------------
Government Securities             "A" Shares    SEGSX         10.17         0.26            --             2.44
----------------------------------------------------------------------------------------------------------------
Short Maturity Government         "A" Shares    SSIGX          9.73         0.24            --             2.76
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market        "A" Shares    SNTXX          1.00         0.01            --             0.62
                                  "B" Shares    SUBXX          1.00         0.01            --             0.49
----------------------------------------------------------------------------------------------------------------
Pennsylvania Tax-Free Trust       "A" Shares    SPATX         12.85         0.26            --             1.90
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 +                                          --           --            --            -5.67
----------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index ++                                   --           --            --             2.25
----------------------------------------------------------------------------------------------------------------
Lehman Municipal Bond Index +++                                  --           --            --             2.56
----------------------------------------------------------------------------------------------------------------

  * Total return is computed assuming the reinvestment of dividends and capital gain distributions using net asset values without regard to sales charges. Past performance is no guarantee of future results.
  + An unmanaged index of stocks reflecting average prices in the stock market. ++ An unmanaged index of bonds reflecting average prices in the bond market.
+++ An unmanaged index of bonds reflecting average prices in the municipal bond market.

                       Sentinel Flex Cap Opportunity Fund

Investment in Securities
at May 31, 2002 (Unaudited)
                                                       Shares            Value
                                                                      (Note 1)
--------------------------------------------------------------------------------
  Common Stocks 95.7%
  Aerospace/Defense 1.8%
* Alliant Techsystems, Inc.                             4,100      $   445,998
* L-3 Communications Holdings, Inc.                     3,500          220,850
                                                                   -----------
                                                                       666,848
  Banks 4.7%
  Commerce Bancorp                                      4,400          211,816
  Commerica, Inc                                        5,800          371,780
  Fifth Third Bancorp                                   5,800          377,986
  Greenpoint Financial Corporation                      7,700          393,932
  Mellon Financial Corp.                               10,400          385,840
                                                                   -----------
                                                                     1,741,354
                                                                   -----------
  Biotechnology 0.9%
* Cephalon, Inc.                                        6,200          332,196
                                                                   -----------
  Building & Construction 2.2%
  D.R. Horton, Inc.                                    14,250          349,410
  Fastenal Company                                      5,400          213,354
  Masco Corporation                                     8,900          237,274
                                                                   -----------
                                                                       800,038
                                                                   -----------
  Business Services 0.9%
* Siebel Systems                                       17,900          326,675
                                                                   -----------

  Commercial Services & Supplies 9.2%
* Apollo Group, Inc. - Class A                          5,850          201,708
  Avery Dennison Corporation                            2,800          183,036
* Bisys Group, Inc                                     11,800          410,286
* Career Education Corporation                          5,200          226,720
* Concord EFS, Inc.                                    14,300          447,161
* E-Bay, Inc.                                          18,325        1,011,723
  First Data Corporation                               11,450          906,840
                                                                   -----------
                                                                     3,387,474
                                                                   -----------
  Communication Equipment 2.4%
* Brocade Communication                                29,200          573,780
* Emulex Corporation                                   10,700          322,177
                                                                   -----------
                                                                       895,957
                                                                   -----------
  Computer Related & Business Services 1.3%
* Apple Computer, Inc.                                  7,700          179,410
* Lexmark International Group                           4,700          293,515
                                                                   -----------
                                                                       472,925
                                                                   -----------
  Consumer Products 1.7%
  Nike, Inc. - Class B                                  2,980          160,175
  Procter & Gamble Company                              5,300          474,615
                                                                   -----------
                                                                       634,790
                                                                   -----------
  Education 1.2%
  SLM Corporation                                       4,600          443,808
                                                                   -----------
  Energy Equipment & Services 4.3%
* B.J. Services Company                                15,400          577,808
* Cooper Cameron Corporation                            9,500          534,565
* Nabors Industries, Inc.                              10,900          478,510
                                                                   -----------
                                                                     1,590,883
                                                                   -----------
  Finance 1.9%
  Capital One Finance Corporation                      11,200          699,328
                                                                   -----------
  Foods & Beverages 0.6%
* Dean Foods Company                                    5,600          204,400
                                                                   -----------
  Health Care Equipment & Supplies 0.8%
* Alcon, Inc.                                           7,600          293,968
                                                                   -----------
  Health Care Products, Facilities and Services 10.0%
  Amerisource Health Corp. - Class A                   10,800          832,572
* Anthem, Inc.                                         11,300          801,170
  Baxter International, Inc.                            9,500          510,150
* Express-Scripts, Inc.                                 3,700          195,545
  HCA, Inc.                                             3,800          186,694
* St. Jude Medical, Inc.                                6,480          546,912
* Quest Diagnostics, Inc.                               7,200          629,424
                                                                   -----------
                                                                     3,702,467
                                                                   -----------
  Hotels, Restaurant & Leisure 3.3%
* Brinker International                                13,000          436,150
* MGM Mirage                                            6,650          250,638
* Viacom, Inc. Class B                                 10,900          533,664
                                                                   -----------
                                                                     1,220,452
                                                                   -----------
  Household Durables 0.3%
  Clayton Homes, Inc.                                   7,200          127,008
                                                                   -----------
  Information Technology Consulting & Services 1.7%
* Affiliated Computer Services                         11,000          612,040
                                                                   -----------
  Insurance 2.7%
  Aflac, Inc.                                           5,800          186,528
  Radian Group, Inc.                                    7,770          421,911
  XL Capital Ltd.                                       4,200          371,784
                                                                   -----------
                                                                       980,223
                                                                   -----------
  Machinery 0.7%
  Danaher Corporation                                   3,500          243,670
                                                                   -----------
  Media 2.2%
* Clear Channel Communications, Inc.                    9,900          526,977
* Tribune Company                                       6,700          284,817
                                                                   -----------
                                                                       811,794

  Medical Services 2.1%
* Gilead Sciences, Inc.                                21,200          755,992
                                                                   -----------
  Pharmaceuticals 10.4%
* Forest Laboratories, Inc.                             5,100          376,533
* IDEC Pharmaceuticals Corp.                           25,350        1,087,262
* Immunex Corp.                                        28,400          716,816
  Johnson & Johnson                                    15,300          938,655
  Pfizer, Inc.                                         10,700          370,220
  Wyeth                                                 6,600          366,300
                                                                   -----------
                                                                     3,855,786
                                                                   -----------
  Restaurants & Lodging 0.6%
  Starwood Hotels & Resorts Worldwide, Inc.             6,600          233,574
  Retailing 14.6%
* Abercrombie & Fitch Co.                              18,700          542,300
* Autozone, Inc.                                        2,900          237,365
* Bed Bath & Beyond, Inc.                               8,400          288,120
* Chico's Fashion, Inc                                  8,850          338,689
* Expedia Class A                                       6,595          471,543
  Limited Brands, Inc                                   9,700          203,603
  Lowes Companies                                      14,100          664,956
  Mattel, Inc.                                         16,200          344,088
* Michael's Stores, Inc.                               11,200          486,640
* Office Depot                                         15,200          277,856
  Pier 1 Imports, Inc.                                  7,800          157,716
  Walgreen, Inc.                                       11,200          428,512
  Wal-Mart Stores, Inc.                                17,450          944,045
                                                                   -----------
                                                                     5,385,433
                                                                   -----------
  Semiconductor Equipment & Products 9.3%
* Applied Materials, Inc.                              31,100          689,798
  Intel Corp.                                          17,200          475,064
* Intersil Holding Corporation                         15,400          369,908
* Marvell Technology Group Ltd.                         8,400          264,432
* Maxim Integrated Products                            18,600          855,600
  Micron Technology, Inc.                              19,300          455,094
  Teradyne, Inc.                                       12,200          330,376
                                                                   -----------
                                                                     3,440,272
                                                                   -----------
  Software 3.9%
  Adobe Systems, Inc.                                   5,300          191,330
  Microsoft Corp.                                      18,900          962,199
  Veritas Software Corp.                               13,400          303,778
                                                                   -----------
                                                                     1,457,307
                                                                   -----------
  Total Common Stocks
   (Cost $ 34,387,450)                                              35,316,662
                                                                   -----------

--------------------------------------------------------------------------------
                                             Principal Amount            Value
                                                   (M=$1,000)         (Note 1)
--------------------------------------------------------------------------------
U.S. Government Agency Obligations 4.7%
Federal Home Loan Bank
 Discount Note
 1.67%, 06/04/2002                                       100M           99,986
Federal Home Loan Bank
 Discount Note
 1.68%, 06/17/2002                                       200M          199,850
Federal Home Loan Bank
 Discount Note
 1.69%, 06/18/2002                                       350M          349,721
Federal Home Loan Bank
 Discount Note
 1.69%, 07/11/2002                                       100M           99,812
Federal Home Loan Bank
 Discount Note
 1.73%, 07/16/2002                                       400M          399,135
Federal Mortgage
 Corporation Discount Note
 1.72%, 06/11/2002                                       350M          349,833
Federal National Mortgage
 Assoc. Discount Note
 1.73%, 07/02/2002                                       250M          249,628
                                                                   -----------
Total U.S. Government
 Agency Obligations
 (Cost $1,747,965)                                                   1,747,965
                                                                   -----------
Total Investments
 (Cost $36,135,415)**                                               37,064,627

Excess of Liabilities
 Over Other Assets(0.4%)                                              (143,857)
                                                                   -----------
Net Assets                                                         $36,920,770
                                                                   ===========
*    Non-income producing.
** Cost for federal income tax purposes is substantially similar. At May 31, 2002 net unrealized appreciation for federal income tax purposes aggregated $929,212 of which $2,993,003 related to appreciated securities and $2,063,791 related to depreciated securities.

                                              See Notes to Financial Statements.

                       Sentinel Flex Cap Opportunity Fund

Statement of Assets and Liabilities
at May 31, 2002 (Unaudited)

--------------------------------------------------------------------------------
Assets
Investments at value (Cost $36,135,415)                            $ 37,064,627
Cash and cash equivalents                                                54,936
Receivable for securities sold                                          292,845
Receivable for fund shares sold                                          31,443
Receivable for dividends and interest                                    11,467
                                                                   ------------
  Total Assets                                                       37,455,318
                                                                   ------------
--------------------------------------------------------------------------------
Liabilities
Payable for securities purchased                                        463,016
Payable for fund shares repurchased                                       9,434
Accrued expenses                                                          2,626
Management fee payable                                                   29,102
Distribution fee payable (Class A Shares)                                 5,433
Distribution fee payable (Class B Shares)                                12,146
Distribution fee payable (Class C Shares)                                 3,001
Fund service fee payable                                                  9,790
                                                                   ------------
  Total Liabilities                                                     534,548
                                                                   ------------
Net Assets Applicable to Outstanding shares                        $ 36,920,770
                                                                   ============
Net Asset Value and Offering Price per Share
  Class A Shares
$22,639,906 / 5,210,695 shares outstanding                         $       4.34
Sales Charge -- 5.00% of offering price                                    0.23
                                                                   ------------
Maximum Offering Price                                             $       4.57
                                                                   ============
  Class B Shares
$10,775,713 / 2,535,536 shares outstanding                         $       4.25
                                                                   ============
  Class C Shares
$3,505,151 / 823,130 shares outstanding                            $       4.26
                                                                   ============
--------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                                         $     85,694
Paid-in capital                                                      78,734,709
Accumulated distributions in excess of
  net investment income                                                (339,027)
Accumulated undistributed net realized
   short-term loss on investments                                   (34,800,340)
Accumulated undistributed net realized
  long-term loss on investments                                      (7,689,478)
Unrealized appreciation of investments                                  929,212
                                                                   ------------
   Net Assets                                                      $ 36,920,770
                                                                   ============

Statement of Operations
For the Six Months Ended May 31, 2002 (Unaudited)

--------------------------------------------------------------------------------
Investment Income Income:
Dividends                                                          $     67,990
Interest                                                                 22,169
                                                                   ------------
 Total Income                                                            90,159
                                                                   ------------
Expenses:
Management advisory fee                                                 186,121
Transfer agent fees                                                      83,980
Custodian fees                                                            9,009
Distribution expense (Class A Shares)                                    34,921
Distribution expense (Class B Shares)                                    59,962
Distribution expense (Class C Shares)                                    18,655
Accounting services                                                       6,950
Auditing fees                                                             1,500
Legal fees                                                                  725
Reports and notices to shareholders                                       3,375
Registration and filing fees                                             21,958
Directors' fees and expenses                                              2,350
Other                                                                       538
                                                                   ------------
     Total Expenses                                                     430,044
     Expense Offset                                                        (859)
                                                                   ------------
     Net Expenses                                                       429,185
                                                                   ------------
   Net Investment Loss                                                 (339,026)
                                                                   ------------
--------------------------------------------------------------------------------
Realized and Unrealized Loss on Investments
Net realized loss on sales of investments                            (4,326,185)
Net change in unrealized appreciation
  (depreciation)                                                       (529,164)
                                                                   ------------
Net Realized and Unrealized Loss
  on Investments                                                     (4,855,349)
                                                                   ------------
Net Decrease in Net Assets from Operations                         $ (5,194,375)
                                                                   ============

See Notes to Financial Statements.

                       Sentinel Flex Cap Opportunity Fund

Statement of Changes on Net Assets

                                                     Six Months
                                                          Ended            Year
                                                        5/31/02           Ended
                                                     (Unaudited)       11/30/01
--------------------------------------------------------------------------------
Decrease in Net Assets from Operations
Net investment loss                                $   (339,026)   $   (543,016)
Net realized loss on sales of investments            (4,326,185)    (20,083,864)
Net change in unrealized                               (529,164)     10,263,073
                                                   ------------    ------------
   Net decrease in net assets from operations        (5,194,375)    (10,363,807)
                                                   ------------    ------------
-------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
  Class A Shares                                              -               -
  Class B Shares                                              -               -
  Class C Shares                                              -               -
From net realized gain on investments
  Class A Shares                                              -               -
  Class B Shares                                              -               -
  Class C Shares                                              -               -
                                                   ------------    ------------
Total distributions to shareholders                           -               -
                                                   ------------    ------------
-------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
  Class A Shares                                      1,934,541       8,370,751
  Class B Shares                                      1,027,420       2,955,651
  Class C Shares                                        543,995       1,204,752
Net asset value of shares in reinvestment
  of dividends and distributions
  Class A Shares                                              -               -
  Class B Shares                                              -               -
  Class C Shares                                              -               -
                                                   ------------    ------------
                                                      3,505,956      12,531,154
Less: Payments for shares reacquired
  Class A Shares                                     (3,371,293)     (6,368,684)
  Class B Shares                                     (1,530,422)     (2,546,494)
  Class C Shares                                       (430,601)     (1,155,300)
                                                   ------------    ------------
Increase (decrease) in net assets from
  capital share transactions                         (1,826,360)      2,460,676
                                                   ------------    ------------
Total Decrease in Net Assets for period              (7,020,735)     (7,903,131)
Net Assets: Beginning of period                      43,941,505      51,844,636
                                                   ------------    ------------
Net Assets: End of period                          $ 36,920,770    $ 43,941,505
                                                   ============    ============
Distributions in Excess of Net Investment
  Income at End of Period                          $   (339,027)   $          -
                                                   ============    ============

See Notes to Financial Statements.

                       Sentinel Flex Cap Opportunity Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                    Six Months                         Period from
                                              Ended 5/31/02 (B)        Year Ended  2/25/00 through
                                                    (Unaudited)       11/30/01 (B)  11/30/00 (A)(B)
--------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period          $         4.93        $      6.08   $        10.00
                                                --------------        -----------   --------------
Loss from Investment Operations
Net investment loss                                      (0.03)             (0.04)           (0.02)
Net realized and unrealized loss on investments          (0.56)             (1.11)           (3.90)
                                                --------------        -----------   --------------
Total from investment operations                         (0.59)             (1.15)           (3.92)
                                                --------------        -----------   --------------

Less Distributions
Dividends from net investment income                         -                  -                -
Distributions from realized gains on investments             -                  -                -
                                                --------------        -----------   --------------
Total Distributions                                          -                  -                -
                                                --------------        -----------   --------------
Net asset value at end of period                $         4.34        $      4.93   $         6.08
                                                ==============        ===========   ==============
Total Return (%) *                                      (11.97)++          (18.91)          (39.20)++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)           1.71 +             1.75             1.55 +
Ratio of net investment loss to average
   net assets (%)                                        (1.27)+            (0.80)           (0.37)+
Portfolio turnover rate (%)                                 93 ++             109              122 ++
Net assets at end of period (000 omitted)       $       22,640        $    27,213   $       31,303

                                                    Six Months                         Period from
                                              Ended 5/31/02 (B)        Year Ended  2/25/00 through
                                                    (Unaudited)       11/30/01 (B)  11/30/00 (A)(B)
--------------------------------------------------------------------------------------------------
Class B Shares
Net asset value at beginning of period          $         4.85        $      6.03   $        10.00
                                                --------------        -----------   --------------
Loss from Investment Operations
Net investment loss                                      (0.05)             (0.09)           (0.08)
Net realized and unrealized loss on investments          (0.55)             (1.09)           (3.89)
                                                --------------        -----------   --------------
Total from investment operations                         (0.60)             (1.18)           (3.97)
                                                --------------        -----------   --------------

Less Distributions
Dividends from net investment income                         -                  -                -
Distributions from realized gains on investments             -                  -                -
                                                --------------        -----------   --------------
Total Distributions                                          -                  -                -
                                                --------------        -----------   --------------
Net asset value at end of period                $         4.25        $      4.85   $         6.03
                                                ==============        ===========   ==============
Total Return (%) *                                      (12.37)++          (19.57)          (39.70)++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)           2.68 +             2.71             2.42 +
Ratio of net investment loss to average
   net assets (%)                                        (2.24)+            (1.75)           (1.28)+
Portfolio turnover rate (%)                                 93 ++             109              122 ++
Net assets at end of period (000 omitted)       $       10,776        $    12,841   $       15,602


(A) Commenced operations February 25, 2000.
(B) Per share data calculated utilizing average daily shares outstanding.
 +  Annualized
++  Not annualized
 * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

                       Sentinel Flex Cap Opportunity Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                    Six Months                         Period from
                                              Ended 5/31/02 (B)        Year Ended  2/25/00 through
                                                    (Unaudited)       11/30/01 (B)  11/30/00 (A)(B)
--------------------------------------------------------------------------------------------------
Class C Shares
Net asset value at beginning of period          $         4.85        $      6.04   $        10.00
                                                --------------        -----------   --------------
Loss from Investment Operations
Net investment loss                                      (0.05)             (0.09)           (0.08)
Net realized and unrealized loss on investments          (0.54)             (1.10)           (3.88)
                                                --------------        -----------   --------------
Total from investment operations                         (0.59)             (1.19)           (3.96)
                                                --------------        -----------   --------------

Less Distributions
Dividends from net investment income                         -                  -                -
Distributions from realized gains on investments             -                  -                -
                                                --------------        -----------   --------------
Total Distributions                                          -                  -                -
                                                --------------        -----------   --------------
Net asset value at end of period                $         4.26        $      4.85   $         6.04
                                                ==============        ===========   ==============
Total Return (%) *                                      (12.16)++          (19.70)          (39.60)++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)           2.62 +             2.66             2.28 +
Ratio of net investment loss to average
   net assets (%)                                        (2.18)+            (1.70)           (1.15)+
Portfolio turnover rate (%)                                 93 ++             109              122 ++
Net assets at end of period (000 omitted)       $        3,505        $     3,887  $         4,940


(A) Commenced operations February 25, 2000.
(B) Per share data calculated utilizing average daily shares outstanding.
 +  Annualized
++  Not annualized
 * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

                           Sentinel Small Company Fund

Investment in Securities
at May 31, 2002 (Unaudited)
                                                         Shares           Value
                                                                       (Note 1)
-------------------------------------------------------------------------------
  Common Stocks 84.1%
  Consumer Discretionary 14.0%
  Applebee's Int'l., Inc.                               100,000    $  3,901,000
  Bob Evans Farms, Inc.                                 100,000       3,061,000
* Fossil, Inc.                                           50,000       1,548,000
* Gentex Corp.                                           75,000       2,319,750
  Harman Int'l. Industries                               75,000       4,147,500
  Harte-Hanks, Inc.                                     300,000       6,567,000
* Jack in the Box, Inc.                                 100,000       3,229,000
  Lancaster Colony Corp.                                150,000       5,826,000
  Meredith Corp.                                         50,000       2,022,000
* Michaels Stores, Inc.                                  50,000       2,172,500
* Nautica Enterprises, Inc.                             100,000       1,298,000
* Papa John's Int'l., Inc.                              100,000       3,392,000
  Polaris Industries, Inc.                               50,000       3,477,000
  Ruby Tuesday, Inc.                                    100,000       2,326,000
* Six Flags, Inc.                                       273,800       4,397,228
* Timberland Co.                                        100,000       3,878,000
                                                                   ------------
                                                                     53,561,978
                                                                   ------------
  Consumer Staples 5.0%
  Casey's General Stores                                450,000       5,355,000
  Church & Dwight, Inc.                                 225,000       7,823,250
  Sensient Technologies Corp.                           250,000       5,967,500
                                                                   ------------
                                                                     19,145,750
                                                                   ------------
  Energy 5.0%
  Cabot Oil & Gas Corp. - Class A                       150,000       3,442,500
  Carbo Ceramics, Inc.                                   51,800       1,787,100
* Newfield Exploration Co.                              125,000       4,507,500
* Oceaneering Int'l., Inc.                               50,000       1,550,500
* Stone Energy Corp.                                    125,000       5,143,750
* TETRA Technologies, Inc.                              100,000       2,470,000
                                                                   ------------
                                                                     18,901,350
                                                                   ------------
Financials 9.2%
Arthur J. Gallagher & Co.                               100,000       3,525,000
Chateau Communities                                     250,000       7,537,500
Cullen/Frost Bankers, Inc.                               50,000       1,929,500
East West Bancorp Inc.                                   75,000       2,532,750
Fulton Financial Corp. PA                                62,500       1,215,625
Greater Bay Bancorp                                      50,000       1,644,500
HCC Insurance Holdings, Inc.                            250,000       6,815,000
Liberty Property Trust                                   75,000       2,587,500
UCBH Holdings, Inc.                                      50,000       1,974,000
Waddell & Reed Financial                                150,000       3,705,000
Wilmington Trust Corp.                                   25,000       1,560,500
                                                                   ------------
                                                                     35,026,875
                                                                   ------------
Health Care 12.5%
* Abgenix, Inc.                                         150,000       1,935,000
  Alpharma, Inc.                                        300,000       6,195,000
* Covance, Inc.                                         100,000       1,825,000
* Diversa Corp.                                         150,000       1,680,000
* First Health Group Corp.                              150,000       4,119,000
* Genencor Intl., Inc.                                  150,000       1,654,500
  Invacare Corp.                                        142,206       5,369,699
* Maximus, Inc.                                         150,000       4,659,000
* Medarex, Inc.                                         200,000       2,006,000
  Mentor Corp.                                           50,000       1,912,000
  Omnicare, Inc.                                        100,000       2,808,000
* Orthodontic Center of America                         100,000       2,598,000
* Regeneron Pharmaceuticals, Inc.                       125,000       2,065,125
* Syncor Intl. Corp.                                    150,000       4,657,500
  Vital Signs                                            75,000       2,985,000
* Watson Pharmaceuticals                                 50,000       1,300,000
                                                                   ------------
                                                                     47,768,824
                                                                   ------------
  Industrials 20.1%
  AAR Corp.                                             175,000    $  2,002,000
  ABM Industries                                        350,000       6,317,500
* Administaff, Inc.                                     350,000       4,480,000
* Ceridian Corp.                                        150,000       3,429,000
  Clarcor, Inc.                                         150,000       4,612,500
* Cuno, Inc.                                             50,000       1,727,500
* Devry, Inc.                                           100,000       2,698,000
  Donaldson Co., Inc.                                   100,000       3,952,000
  Factset Research Systems, Inc.                         26,000         847,600
  G&K Services, Inc. - Class A                          100,000       3,805,000
* Healthcare Services Group, Inc.                       100,000       1,385,000
  Heico Corp.                                           150,000       1,837,500
* Landstar Systems, Inc.                                 25,000       2,652,750
* MPS Group, Inc.                                       200,000       1,652,000
  Pall Corp.                                            100,000       2,276,000
  Reliance Steel & Aluminum Co.                         100,000       3,085,000
  Robbins & Myers, Inc.                                 100,000       2,411,000
* SourceCorp.                                           275,000       8,192,250
  Teleflex, Inc.                                         75,000       4,308,750
  Unifirst Corp.                                        150,000       3,735,000
  USFreightways Corp.                                    75,000       2,614,500
  Viad Corp.                                            100,000       2,967,000
* West Corp.                                            225,000       5,647,500
                                                                   ------------
                                                                     76,635,350
                                                                   ------------
  Information Technology 12.1%
* Actuate Corp.                                         446,100       2,565,075
* American Management Systems, Inc.                     150,000       3,133,500
* Black Box Corp.                                        50,000       2,533,000
* Cable Design Technologies                             200,000       2,320,000
* Ciber, Inc.                                           300,000       2,307,000
* Entegris, Inc.                                        100,000       1,282,000
* FileNet Corp.                                         111,500       1,715,985
* HNC Software                                          200,000       4,006,000
* Keane, Inc.                                           200,000       2,904,000
* KPMG Consulting, Inc.                                 100,000       1,554,000
* Mentor Graphics                                       141,100       2,292,875
* Pericom Semiconductor Corp.                           100,000       1,375,000
* Perot Systems Corp.                                   250,000       4,600,000
* Plantronics, Inc.                                     150,000       3,400,500
* Rogers Corp.                                          175,000       5,363,750
* Tekelec                                               200,000       2,120,000
* Wind River Systems                                    400,000       2,688,000
                                                                   ------------
                                                                     46,160,685
                                                                   ------------
  Materials 5.5%
  Aptargroup, Inc.                                      150,000       5,607,000
  Cambrex Corp.                                         100,000       4,366,000
  Engelhard Corp.                                       150,000       4,668,000
  Ferro Corp.                                           150,000       4,408,500
  OM Group, Inc.                                         30,000       1,968,000
                                                                   ------------
                                                                     21,017,500
                                                                   ------------
  Utilities 0.7%
* Southwestern Energy Co.                               200,000       2,808,000
                                                                   ------------
  Total Common Stocks
   (Cost $274,964,671)                                              321,026,312
                                                                   ------------

                                                         Principal Amount Value
                                                       (M=$ 1,000      (Note 1)
-------------------------------------------------------------------------------
Corporate Short-Term Notes 8.4%
Gillette Company
   1.74%, 07/29/02                                       4,000M    $  3,988,787
Nestle Capital Corp.
   1.73%, 06/06/02                                       7,000M       6,998,318
Toyota Credit Corp.
   1.73%, 06/03/02                                       7,000M       6,999,327
Toyota Credit Corp.
   1.72%, 06/18/02                                       4,000M       3,996,751
United Parcel Services
   1.68%, 06/14/02                                      10,000M       9,993,933
                                                                   ------------
Total Corporate
   Short-Term Notes
   (Cost $31,977,116)                                                31,977,116
                                                                   ------------
U.S. Government
     Agency Obligations 8.2%
Federal Mortgage Corporation
   Discount Note
   1.71%, 06/25/02                                       8,000M       7,990,880
U.S. Treasury Bill
   1.68%, 06/20/02                                       9,300M       9,291,754
U.S. Treasury Bill
   1.685%, 06/27/02                                     14,000M      13,982,963
                                                                   ------------
Total U.S. Government
   Agency Obligations
   (Cost $31,265,597)                                                31,265,597
                                                                   ------------
Total Investments
   (Cost $338,207,384)**                                            384,269,025

Excess of Liabilities
     Over Other Assets (0.7%)                                        (2,558,154)
                                                                   ------------
Net Assets                                                         $381,710,870
                                                                   ============
 *  Non-income producing.
 ** Cost for federal income tax purposes is substantially similar. At May 31, 2002 net unrealized appreciation for federal income tax purposes aggregated $46,061,641 of which $61,810,194 related to appreciated securities and $15,748,553 related to depreciated securities.

                                              See Notes to Financial Statements.

                          Sentinel Small Company Fund

 Statement of Assets and Liabilities
 at May 31, 2002 (Unaudited)

 -----------------------------------------------------------
 Assets
 Investments at value (Cost $338,207,384)      $ 384,269,025
 Cash and cash equivalents                           209,810
 Receivable for fund shares sold                   3,806,741
 Receivable for dividends and interest               103,613
                                               -------------
   Total Assets                                  388,389,189
                                               -------------

 -----------------------------------------------------------
 Liabilities
 Payable for securities purchased                  5,868,329
 Payable for fund shares repurchased                 376,420
 Accrued expenses                                     44,988
 Management fee payable                              189,668
 Distribution fee payable (Class A Shares)            80,287
 Distribution fee payable (Class B Shares)            52,631
 Distribution fee payable (Class C Shares)             9,655
 Fund service fee payable                             56,341
                                               -------------
   Total Liabilities                               6,678,319
                                               -------------
 Net Assets Applicable to Outstanding Shares   $ 381,710,870
                                               =============
 Net Asset Value and Offering Price per Share
   Class A Shares
 $306,085,502 / 50,128,166 shares outstanding  $        6.11
 Sales Charge -- 5.00% of offering price                0.32
                                               -------------
 Maximum Offering price                        $        6.43
                                               =============
   Class B Shares
 $62,390,988 / 11,192,911 shares outstanding   $        5.57
                                               =============
   Class C Shares
 $13,234,380 / 2,190,761 shares outstanding    $        6.04
                                               =============

 -----------------------------------------------------------
 Net Assets Represent
 Capital stock at par value                    $     635,118
 Paid-in capital                                 326,060,562
 Accumulated distributions in excess of
   net investment income                            (735,770)
 Accumulated undistributed net realized
   short-term gain on investments                  4,024,108
 Accumulated undistributed net realized
   long-term gain on investments                   5,665,211
 Unrealized appreciation of investments           46,061,641
                                               -------------
 Net Assets                                    $ 381,710,870
                                               =============

 Statement of Operations
 For the Six Months Ended May 31, 2002 (Unaudited)

 -----------------------------------------------------------
 Investment Income
 Income:
 Dividends                                     $   1,035,473
 Interest                                            386,262
                                               -------------
   Total Income                                    1,421,735
                                               -------------
 Expenses:
 Management advisory fee                             943,127
 Transfer agent fees                                 343,540
 Custodian fees                                       21,853
 Distribution expense (Class A Shares)               383,018
 Distribution expense (Class B Shares)               260,003
 Distribution expense (Class C Shares)                30,286
 Accounting services                                  52,175
 Auditing fees                                        15,650
 Legal fees                                            8,850
 Reports and notices to shareholders                  37,500
 Registration and filing fees                         38,858
 Directors' fees and expenses                         17,355
 Other                                                16,368
                                               -------------
   Total Expenses                                  2,168,583
   Expense Offset                                    (11,078)
                                               -------------
   Net Expenses                                    2,157,505
                                               -------------
 Net Investment Loss                                (735,770)
                                               -------------

 -----------------------------------------------------------
 Realized and Unrealized Gain on Investments
 Net realized gain on sales of investments         9,518,896
 Net change in unrealized appreciation            17,240,356
                                               -------------
 Net Realized and Unrealized Gain
   on Investments                                 26,759,252
 Net Increase in Net Assets from Operations    $  26,023,482
                                               =============

See Notes to Financial Statements.

                          Sentinel Small Company Fund

Statement of Changes on Net Assets

                                                   Six Months
                                                        Ended             Year
                                                      5/31/02            Ended
                                                   (Unaudited)        11/30/01
------------------------------------------------------------------------------
Increase in Net Assets from Operations
Net investment loss                              $   (735,770)  $     (443,072)
Net realized gain on sales of investments           9,518,896        2,751,504
Net change in unrealized appreciation              17,240,356       11,463,706
                                                 ------------   --------------
Net increase in net assets from operations         26,023,482       13,772,138
                                                 ------------   --------------

------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
  Class A Shares                                            -                -
  Class B Shares                                            -                -
  Class C Shares                                            -                -*
From realized gain on investments
  Class A Shares                                   (1,920,318)     (39,290,154)
  Class B Shares                                     (423,503)      (6,986,154)
  Class C Shares                                      (24,143)               -*
                                                 ------------   --------------
Total distributions to shareholders                (2,367,964)     (46,276,308)
                                                 ------------   --------------

------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
  Class A Shares                                  117,572,551      117,369,654
  Class B Shares                                   19,569,517       20,007,749
  Class C Shares                                   11,226,962        1,790,596*
Net asset value of shares in reinvestment
   of dividends and distributions
  Class A Shares                                    1,802,964       36,733,442
  Class B Shares                                      415,962        6,961,746
  Class C Shares                                       22,045                -*
                                                 ------------   --------------
                                                  150,610,001      182,863,187
Less: Payments for shares reacquired
  Class A Shares                                  (44,061,270)     (72,156,035)
  Class B Shares                                   (3,408,386)      (5,366,839)
  Class C Shares                                     (136,656)          (1,650)*
                                                 ------------   --------------
Increase in net assets from
   capital share transactions                     103,003,689      105,338,663
                                                 ------------   --------------
Total Increase in Net Assets for period           126,659,207       72,834,493
Net Assets: Beginning of period                   255,051,663      182,217,170
                                                 ------------   --------------
Net Assets: End of period                        $381,710,870   $  255,051,663
                                                 ============   ==============
Distributions in Excess of Net Investment
   Income at End of Period                       $   (735,770)  $            -
                                                 ============   ==============

* For the period from July 9, 2001 (commencement of operations) through November 30, 2001.

See Notes to Financial Statements.

                           Sentinel Small Company Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                               Six Months
                                        Ended 5/31/02 (A)     Year Ended    Year Ended    Year Ended     Year Ended    Year Ended
                                              (Unaudited)   11/30/01 (A)  11/30/00 (A)      11/30/99       11/30/98      11/30/97
---------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period          $    5.61      $    7.02     $    5.74     $    5.67       $   6.30      $   5.17
                                           --------------    -----------   -----------   -----------      ---------     ---------
Income from Investment Operations
Net investment income (loss)                        (0.01)             -             -         (0.01)             -          0.02
Net realized and unrealized gain on
 investments                                         0.56           0.33          2.00          0.69           0.14          1.16
                                           --------------    -----------   -----------   -----------      ---------     ---------
Total from investment operations                     0.55           0.33          2.00          0.68           0.14          1.18
                                           --------------    -----------   -----------   -----------      ---------     ---------
Less Distributions
Dividends from net investment income                    -              -             -             -           0.02          0.01
Distributions from realized gains on
investments                                          0.05           1.74          0.72          0.61           0.75          0.04
                                           --------------    -----------   -----------   -----------      ---------     ---------
Total Distributions                                  0.05           1.74          0.72          0.61           0.77          0.05
                                           --------------    -----------   -----------   -----------      ---------     ---------
Net asset value at end of period                $    6.11      $    5.61     $    7.02     $    5.74       $   5.67      $   6.30
                                           ==============    ===========   ===========   ===========      =========     =========
Total Return (%) *                                   9.87 ++        6.85         39.48         13.33           2.67         22.95

Ratios/Supplemental Data
Ratio of net expenses to average net
 assets (%)                                          1.22 +         1.21          1.25          1.31           1.33          1.36
Ratio of net investment income (loss) to
average net assets (%)                              (0.30)+        (0.06)        (0.03)        (0.14)         (0.07)         0.38
Portfolio turnover rate (%)                            25 ++          58            87            43             45            45
Net assets at end of period (000 omitted)       $ 306,086      $ 211,052     $ 156,484     $ 107,919       $109,598      $115,532

                                               Six Months
                                        Ended 5/31/02 (A)     Year Ended    Year Ended    Year Ended     Year Ended    Year Ended
                                              (Unaudited)   11/30/01 (A)  11/30/00 (A)  11/30/99 (A)   11/30/98 (A)  11/30/97 (A)
---------------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net asset value at beginning of period          $    5.15      $    6.64     $    5.51     $    5.51       $   6.18      $   5.12
                                           --------------    -----------   -----------   -----------      ---------     ---------
Income from Investment Operations
Net investment loss                                 (0.03)         (0.05)        (0.06)        (0.06)         (0.03)        (0.03)
Net realized and unrealized gain on
 investments                                         0.50           0.30          1.91          0.67           0.11          1.13
                                           --------------    -----------   -----------   -----------      ---------     ---------
Total from investment operations                     0.47           0.25          1.85          0.61           0.08          1.10
                                           --------------    -----------   -----------   -----------      ---------     ---------
Less Distributions
Dividends from net investment income                    -              -             -             -              -             -
Distribution from realized gains on investments      0.05           1.74          0.72          0.61           0.75          0.04
                                           --------------    -----------   -----------   -----------      ---------     ---------
Total Distributions                                  0.05           1.74          0.72          0.61           0.75          0.04
                                           --------------    -----------   -----------   -----------      ---------     ---------
Net asset value at end of period                $    5.57      $    5.15     $    6.64     $    5.51       $   5.51      $   6.18
                                           ==============    ===========   ===========   ===========      =========     =========
Total Return (%) *                                   9.19 ++        5.77         38.27         12.34           1.65         21.63

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)      2.08 +         2.12          2.12          2.28           2.25          2.36
Ratio of net investment loss to average
 net assets (%)                                     (1.17)+        (0.98)        (0.90)        (1.11)         (1.00)        (0.62)
Portfolio turnover rate (%)                            25 ++          58            87            43             45            45
Net assets at end of period (000 omitted)       $  62,391      $  42,110     $  25,733     $  14,285       $ 12,103      $  7,656



(A)Per share data calculated utilizing average daily shares outstanding.
 + Annualized
++ Not Annualized
 * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

                          Sentinel Small Company Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                Six Months        Period from
                                         Ended 5/31/02 (A)    7/09/01 through
                                               (Unaudited)    11/30/01 (A)(B)
-----------------------------------------------------------------------------
Class C Shares
Net asset value at beginning of period         $      5.58        $      5.43
                                              ------------        -----------

Income from Investment Operations
Net investment loss                                  (0.04)             (0.03)
Net realized and unrealized gain on
 investments                                          0.55               0.18
                                              ------------        -----------
Total from investment operations                      0.51               0.15
                                              ------------        -----------

Less Distributions
Dividends from net investment income                     -                  -
Distributions from realized gains on
 investments                                          0.05                  -
                                              ------------        -----------

Total Distributions                                   0.05                  -
                                              ------------        -----------
Net asset value at end of period               $      6.04        $      5.58
                                              ============        ===========
Total Return (%) *                                    9.20++             2.76 ++

Ratios/Supplemental Data
Ratio of net expenses to average net
 assets (%)                                           2.33 +             2.45 +

Ratio of net investment loss to average
 net assets (%)                                      (1.46)+            (1.56)+
Portfolio turnover rate (%)                             25 ++              58
Net assets at end of period (000 omitted)      $    13,234        $     1,890



(A) Per share data calculated utilizing average daily shares outstanding.
(B) Commenced operations July 9, 2001.
 +  Annualized
++  Not Annualized
 * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

                          Sentinel Mid Cap Growth Fund

   Investment in Securities
   at May 31, 2002 (Unaudited)
                                                   Shares                Value
                                                                       (Note 1)
------------------------------------------------------------------------------
   Common Stocks 100.3%
   Consumer Discretionary 23.8%
 * Abercrombie & Fitch Co.                        128,000         $  3,712,000
 * American Axle & Mfg. Holdings, Inc.             53,000            1,600,600
 * Coach, Inc.                                     49,600            2,592,096
   Family Dollar Stores, Inc.                      32,300            1,162,800
 * Gentex Corp.                                    32,300              999,039
 * Group 1 Automotive, Inc.                        50,100            2,141,775
 * GTECH Holdings Corp.                            91,600            2,578,540
   Harte-Hanks, Inc.                              122,100            2,672,769
 * Jones Apparel Group, Inc.                      105,000            4,185,300
   Limited Brands                                 123,000            2,581,770
 * Mohawk Industries, Inc.                         50,400            3,302,208
 * NVR, Inc.                                        8,700            2,879,700
 * Papa John's Int'l, Inc.                         60,900            2,065,728
   Ross Stores, Inc.                               68,600            2,892,176
 * Timberland Co.                                  56,400            2,187,192
   TJX Companies                                  129,600            2,733,264
                                                                  ------------
                                                                    40,286,957
                                                                  ------------
   Consumer Staples 7.1%
   Adolph Coors Company                            39,800            2,656,252
 * Argosy Gaming Company                           52,000            1,788,800
   Dial Corp.                                     122,200            2,468,440
   McCormick & Company                            120,400            3,161,704
 * Smucker (J.M.) Company                          61,500            2,047,950
                                                                  ------------
                                                                    12,123,146
                                                                  ------------
   Energy 1.4%
 * B.J. Services Co.                               63,000            2,363,760
                                                                  ------------
   Financials 10.5%
   Arthur J. Gallagher & Co.                       65,000            2,291,250
   Cullen/Frost Bankers, Inc.                      80,900            3,121,931
   East West Bancorp, Inc.                         73,800            2,492,226
   Greater Bay Bancorp                             31,800            1,045,902
   North Fork Bancorporation, Inc.                 66,500            2,614,115
   SLM Corporation                                 13,500            1,302,480
   UCBH Holdings, Inc.                             36,900            1,456,812
   Wilmington Trust Corp.                          54,600            3,408,132
                                                                  ------------
                                                                    17,732,848
                                                                  ------------

   Health Care 17.9%
 * Coventry Health Care, Inc.                     114,200            3,545,910
 * Express Scripts, Inc.                           27,200            1,437,520
 * First Health Group Corp.                        77,100            2,117,166
 * Gilead Sciences, Inc.                           67,800            2,417,748
 * Henry Schein, Inc.                              47,700            2,364,966
   Hillenbrand Industries, Inc.                    46,100            2,800,575
 * Human Genome Sciences, Inc.                     30,600              527,850
 * IDEC Pharmaceuticals Corp.                      46,100            1,977,229
 * LifePoint Hospitals, Inc.                       68,000            2,645,880
 * Millennium Pharmaceuticals                      82,600            1,246,434
 * Oxford Health Plans                             57,300            2,761,860
 * Quest Diagnostics, Inc.                         36,800            3,217,056
 * Universal Health Services, Inc.                 66,800            3,314,616
                                                                  ------------
                                                                    30,374,810
                                                                  ------------
   Index 5.0%
 * Nasdaq-100 Index Tracking Stock                285,000            8,558,550
                                                                  ------------
   Industrials 11.4%
   AMETEK, Inc.                                    68,800            2,597,888
 * Apollo Group, Inc. - Class A                    76,200            2,627,376
 * ChoicePoint, Inc.                               43,200            2,575,152
   C.H. Robinson Worldwide, Inc                    75,000            2,541,000
   Donaldson Co., Inc.                             60,200            2,379,104
 * L-3 Communications Holdings, Inc.               48,800            3,079,280
   Ryder System, Inc.                              44,000            1,315,600
 * SPX Corp.                                       16,700            2,296,250
                                                                 -------------
                                                                    19,411,650
                                                                 -------------
   Information Technology 21.7%
 * Activision, Inc.                                80,500            2,625,910
 * Affiliated Computer Services, Inc.              59,800            3,327,272
 * Cisco Systems, Inc.                             38,800              612,264
 * Electronic Arts, Inc.                           56,600            3,622,400
 * Entegris, Inc.                                 180,400            2,312,728
 * Extreme Networks, Inc.                         279,000            3,147,120
   Hewlett-Packard Co.                            130,000            2,481,700
   Intel Corp.                                     25,700              709,834
 * KLA - Tencor Corp.                              43,300            2,257,229
 * Lexmark Int'l Group, Inc. - Class A             56,000            3,497,200
   Methode Electronics Class A                    229,500            2,455,650
 * Microchip Technology, Inc.                     140,300            4,194,970
 * Novellus Systems, Inc.                          54,100            2,298,168
 * SunGard Data Systems, Inc.                      61,300            1,723,756
 * Symantec Corporation                            24,400              838,628
 * Teradyne, Inc.                                  25,700              695,956
                                                                 -------------
                                                                    36,800,785
                                                                 -------------
   Materials 1.5%
   Alcan, Inc.                                     67,000            2,552,700
                                                                 -------------
   Total Common Stocks
    (Cost $162,632,650)**                                          170,205,206

   Excess of Liabilities Over Other Assets (0.3%)                     (548,540)
                                                                 -------------
   Net Assets                                                    $ 169,656,666
                                                                 =============
 *  Non-income producing.
 ** Cost for federal income tax purposes is substantially similar. At May 31, 2002 net unrealized appreciation for federal income tax purposes aggregated $7,572,556 of which $13,378,265 related to appreciated securities and $5,805,709 related to depreciated securities.

                                              See Notes to Financial Statements.

                          Sentinel Mid Cap Growth Fund

Statement of Assets and Liabilities
at May 31, 2002 (Unaudited)

-------------------------------------------------------------------------------
Assets
Investments at value (Cost $162,632,650)                         $  170,205,206
Cash                                                                         47
Receivable for fund shares sold                                         151,214
Receivable for dividends                                                 62,058
                                                                 --------------
  Total Assets                                                      170,418,525
                                                                 --------------
Liabilities
Payable to custodian bank - Line of Credit                              364,700
Payable for fund shares repurchased                                     117,249
Accrued expenses                                                         72,492
Management fee payable                                                   88,513
Distribution fee payable (Class A Shares)                                56,590
Distribution fee payable (Class B Shares)                                26,629
Distribution fee payable (Class C Shares)                                 1,798
Fund service fee payable                                                 33,888
                                                                 --------------
  Total Liabilities                                                     761,859
                                                                 --------------
Net Assets Applicable to Outstanding Shares                      $  169,656,666
                                                                 ==============
  Class A Shares
$136,471,578 / 11,280,087 shares outstanding                     $        12.10
Sales Charge -- 5.00% of offering price                                    0.64
                                                                 --------------
Maximum Offering Price                                           $        12.74
                                                                 ==============
  Class B Shares
$31,144,846 / 2,707,506 shares outstanding                       $        11.50
                                                                 ==============
  Class C Shares
$2,040,242 / 172,852 shares outstanding                          $        11.80
                                                                 ==============

--------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                                       $      141,604
Paid-in capital                                                     231,396,866
Accumulated distributions in excess of
  net investment income                                                (990,804)
Accumulated undistributed net realized
  short-term loss on investments                                    (27,142,245)
Accumulated undistributed net realized
  long-term loss on investments                                     (41,321,311)
Unrealized appreciation of investments                                7,572,556
                                                                 --------------
Net Assets                                                       $  169,656,666
                                                                 ==============


Statement of Operations
For the Six Months Ended May 31, 2002 (Unaudited)

-------------------------------------------------------------------------------
Investment Income
Income:
Dividends                                                        $      337,639
Interest                                                                 19,698
                                                                 --------------
   Total Income                                                         357,337
                                                                 --------------
Expenses:
Management advisory fee                                                 546,243
Transfer agent fees                                                     242,340
Custodian fees                                                           20,521
Distribution expense (Class A Shares)                                   219,139
Distribution expense (Class B Shares)                                   165,483
Distribution expense (Class C Shares)                                    11,463
Accounting services                                                      30,925
Auditing fees                                                            11,050
Legal fees                                                                3,275
Reports and notices to shareholders                                      19,050
Registration and filing fees                                             21,304
Directors' fees and expenses                                             10,358
Other                                                                    36,610
                                                                 --------------
  Total Expenses                                                      1,337,761
  Expense Offset                                                         (4,671)
  Net Expenses                                                        1,333,090
                                                                 --------------
Net Investment Loss                                                    (975,753)
                                                                 --------------

-------------------------------------------------------------------------------
Realized and Unrealized Loss on Investments
Net realized loss on sales of investments                           (21,455,369)
Net change in unrealized appreciation                                14,578,599
                                                                 --------------
Net Realized and Unrealized Loss
  on Investments                                                     (6,876,770)
                                                                 --------------
Net Decrease in Net Assets from Operations                       $   (7,852,523)
                                                                 ==============

See Notes to Financial Statements.

                          Sentinel Mid Cap Growth Fund

Statement of Changes on Net Assets

                                                   Six Months
                                                        Ended              Year
                                                      5/31/02             Ended
                                                   (Unaudited)         11/30/01
-------------------------------------------------------------------------------
Decrease in Net Assets from Operations
Net investment loss                             $    (975,753)   $   (2,506,438)
Net realized loss on sales of investments         (21,455,369)      (45,592,696)
Net change in unrealized
  appreciation (depreciation)                      14,578,599       (14,157,268)
                                                -------------    ---------------
Net decrease in net assets from operations         (7,852,523)      (62,256,402)
                                                -------------    ---------------

-------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
  Class A Shares                                            -                 -
  Class B Shares                                            -                 -
  Class C Shares                                            -                 -
From net realized gain on investments
  Class A Shares                                            -       (23,318,838)
  Class B Shares                                            -        (5,019,603)
  Class C Shares                                            -          (223,664)
                                                -------------    ---------------
Total distributions to shareholders                         -       (28,562,105)
                                                -------------    ---------------

-------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
  Class A Shares                                   32,331,522        94,643,507
  Class B Shares                                    2,540,825        10,439,802
  Class C Shares                                    2,185,748         4,918,883
Net asset value of shares in reinvestment
  of dividends and distributions
  Class A Shares                                            -        22,274,625
  Class B Shares                                            -         4,989,059
  Class C Shares                                            -           223,443
                                                -------------    ---------------
                                                   37,058,095       137,489,319
Less: Payments for shares reacquired
  Class A Shares                                  (38,661,192)     (101,443,159)
  Class B Shares                                   (3,170,024)       (7,699,572)
  Class C Shares                                   (2,459,879)       (3,272,112)
                                                -------------    ---------------
Increase (decrease) in net assets from
  capital share transactions                       (7,233,000)       25,074,476
                                                -------------    ---------------
Total Decrease in Net Assets for period           (15,085,523)      (65,744,031)
Net Assets: Beginning of period                   184,742,189       250,486,220
                                                -------------    ---------------
Net Assets: End of period                       $ 169,656,666    $  184,742,189
                                                =============    ==============
Distributions in Excess of Net Investment
  Income at End of Period                       $    (990,804)   $      (15,051)
                                                =============    ==============

See Notes to Financial Statements.

                          Sentinel Mid Cap Growth Fund

Financial Highlights
Selected per share data and ratios Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                    Six Months
                                             Ended 5/31/02 (B)     Year Ended     Year Ended  Year Ended   Year Ended   Year Ended
                                                   (Unaudited)   11/30/01 (B)   11/30/00 (B)    11/30/99     11/30/98     11/30/97
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period               $  12.63       $  18.97       $  17.80    $   14.65     $  18.73     $  17.57
                                                     --------       --------       --------    ---------     --------     --------
Income (Loss) from Investment Operations
Net investment loss                                     (0.06)         (0.14)         (0.19)       (0.06)       (0.03)       (0.02)
Net realized and unrealized gain (loss) on
  investments                                           (0.47)         (4.06)          2.54         4.29         1.08         4.00
                                                     --------       --------       --------    ---------     --------     --------
Total from investment operations                        (0.53)         (4.20)          2.35         4.23         1.05         3.98
                                                     --------       --------       --------    ---------     --------     --------
Less Distributions
Dividends from net investment income                        -              -              -            -            -         0.02
Distributions from realized gains on investments            -           2.14           1.18         1.08         5.13         2.80
                                                     --------       --------       --------    ---------     --------     --------
Total Distributions                                         -           2.14           1.18         1.08         5.13         2.82
                                                     --------       --------       --------    ---------     --------     --------
Net asset value at end of period                     $  12.10       $  12.63       $  18.97    $   17.80     $  14.65     $  18.73
                                                     ========       ========       ========    =========     ========     ========
Total Return (%) *                                      (4.20)++      (24.45)         13.85        30.45         8.34        27.26

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)          1.30 +         1.27           1.14         1.22         1.29         1.32
Ratio of net investment loss to average
   net assets (%)                                       (0.90)+        (0.99)         (0.83)       (0.41)       (0.23)       (0.15)
Portfolio turnover rate (%)                               131 ++          88            135          118           97          161
Net assets at end of period (000 omitted)            $136,472       $148,973       $206,488    $ 140,633     $ 97,895     $ 88,184

                                                   Six Months
                                             Ended 5/31/02(B)     Year Ended     Year Ended   Year Ended    Year Ended
                                                  (Unaudited)    11/30/01(B)    11/30/00(B)  11/30/99(B) 11/30/98(A)(B)
------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net asset value at beginning of period               $  12.07       $  18.39       $  17.43    $   14.52     $  13.08
                                                     --------       --------       --------    ---------     --------
Income (Loss) from Investment Operations
Net investment loss                                     (0.11)         (0.27)         (0.39)       (0.23)       (0.17)
Net realized and unrealized gain (loss) on
  investments                                           (0.46)         (3.91)          2.53         4.22         1.61
                                                     --------       --------       --------    ---------     --------
Total from investment operations                        (0.57)         (4.18)          2.14         3.99         1.44
                                                     --------       --------       --------    ---------     --------
Less Distributions
Dividends from net investment income                        -              -              -            -            -
Distributions from realized gains on
  investments                                               -           2.14           1.18         1.08            -
                                                     --------       --------       --------    ---------     --------
Total Distributions                                         -           2.14           1.18         1.08            -
                                                     --------       --------       --------    ---------     --------
Net asset value at end of period                     $  11.50       $  12.07       $  18.39    $   17.43     $  14.52
                                                     ========       ========       ========    =========     ========
Total Return (%) *                                      (4.72)++      (25.20)         12.88        28.97        11.01 ++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)          2.19 +         2.27           2.00         2.29         2.29 +
Ratio of net investment loss to
  average net assets (%)                                (1.80)+        (2.00)         (1.71)       (1.53)       (1.24)+
Portfolio turnover rate (%)                               131 ++          88            135          118           97
Net assets at end of period (000 omitted)            $ 31,145       $ 33,322       $ 42,310    $  14,891     $  3,841


(A)  Commenced operations January 12, 1998.
(B)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

                          Sentinel Mid Cap Growth Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                        Six Months                        Period from
                                                 Ended 5/31/02 (B)     Year Ended     3/30/00 through
                                                       (Unaudited)   11/30/01 (B)     11/30/00 (B)(C)
-----------------------------------------------------------------------------------------------------
Class C Shares
Net asset value at beginning of period                   $  12.40        $  18.86            $  22.79
                                                         --------        --------            --------
Loss from Investment Operations
Net investment loss                                         (0.13)          (0.33)              (0.35)
Net realized and unrealized loss on investments             (0.47)          (3.99)              (3.58)
                                                         --------        --------            --------
Total from investment operations                            (0.60)          (4.32)              (3.93)
                                                         --------        --------            --------

Less Distributions
Dividends from net investment income                            -               -                   -
Distributions from realized gains on investments                -            2.14                   -
                                                         --------        --------            --------
Total Distributions                                             -            2.14                   -
                                                         --------        --------            --------
Net asset value at end of period                         $  11.80        $  12.40            $  18.86
                                                         ========        ========            ========
Total Return (%) *                                          (4.84)++       (25.33)             (17.24)++

Ratios/Supplemental Data
Ratio of  net expenses to average net assets (%)             2.48+           2.61                2.11+
Ratio of net investment loss to average
   net assets (%)                                           (2.09)+         (2.36)              (1.87)+
Portfolio turnover rate (%)                                   131++            88                 135
Net assets at end of period (000 omitted)                   2,040        $  2,447            $  1,688

(B) Per share data calculated utilizing average daily shares outstanding.
(C) Commenced operations March 30, 2000.
  + Annualized
 ++ Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

                               Sentinel World Fund

Investment in Securities
at May 31, 2002 (Unaudited)
                                                        Shares            Value
                                                                       (Note 1)
-------------------------------------------------------------------------------
  Common Stocks 96.8%
  Australia 2.4%
  National Australia                                   130,000      $ 2,660,478
                                                                   ------------
  Brazil 2.2%
* Cia Vale Do Rio
    Doce (ADR)                                          24,600          738,000
* Petroleo Brasileiro
    S.A. (ADR)                                          71,000        1,690,510
                                                                   ------------
                                                                      2,428,510
                                                                   ------------
  Canada 1.2%
  Barrick Gold Corp. (ADR)                              60,000        1,308,000
                                                                   ------------
  Denmark 0.9%
  Danske Bank                                           55,700        1,018,715
                                                                   ------------
  France 9.0%
  Compagnie De Saint -
    Gobain                                               8,700        1,539,604
  Michelin                                              52,500        2,043,957
  Societe Generale                                      36,600        2,479,992
  Total Fina (ADR)                                      35,400        2,749,518
* Vivendi                                               40,000        1,251,802
                                                                   ------------
                                                                     10,064,873
                                                                   ------------
  Germany 4.8%
  BASF A.G.                                             40,000        1,847,898
  Bayer A.G. Ord.                                       25,000          810,318
  Deutsche Bank                                         26,000        1,850,133
  SAP A.G. (ADR)                                        32,000          825,600
                                                                   ------------
                                                                      5,333,949
                                                                   ------------
  Hong Kong 2.5%
  HSBC Holdings                                        230,000        2,793,964
                                                                   ------------
  Italy 4.6%
  E.N.I. SpA (ADR)                                      33,000        2,514,600
  San Paolo IMI SpA (ADR)                               54,000        1,045,980
  Telecom Italia (ADR)                                  19,500        1,555,125
                                                                   ------------
                                                                      5,115,705
                                                                   ------------
  Japan 19.8%
  Canon                                                 52,000        1,999,517
  Fuji Photo Film                                       65,000        2,039,257
  Hitachi Ltd.                                         185,000        1,398,922
  Honda Motors                                          28,000        1,193,790
  Ito-Yokado Co. Ltd.                                   32,000        1,698,978
  KAO Corp.                                             22,000          514,118
  Kyocera Corp.                                         25,000        2,013,112
  Nintendo Co. Ltd.                                      8,900        1,228,574
  Nippon Telegraph
    & Telephone                                            500        2,326,201
  Sony Corp.                                            39,000        2,258,869
  Takeda Chemical                                       26,000        1,169,174
  Takefuji Corp.                                        20,000        1,362,722
  TDK Corp.                                             26,000        1,474,540
  Toyota Motor                                          55,000        1,499,879
                                                                   ------------
                                                                     22,177,653
                                                                   ------------
  Mexico 1.3%
  Telefonos de Mexico
    (ADR)                                               42,750        1,487,700
                                                                   ------------
  Netherlands 8.3%
  ABN Amro Bank                                        115,000        2,216,127
  ING Groep N.V.                                        85,000        2,241,274
  Koninklijke Philips
    Electronics N.V. (ADR)                              86,000        2,631,600
  Unilever N.V. (ADR)                                   34,000        2,227,680
                                                                   ------------
                                                                      9,316,681
                                                                   ------------
  Norway 1.2%
  Statoil ASA                                          160,000        1,376,593
                                                                   ------------
  Portugal 1.3%
  Portugal Telecom (ADR)                               205,000        1,486,250
                                                                   ------------
  South Korea 2.7%
  Korea Electric
    Power (ADR)                                        120,000        1,383,600
  Korea Telecom
    Corp. SA (ADR)                                      69,500        1,647,150
                                                                   ------------
                                                                      3,030,750
                                                                   ------------
  Spain 4.6%
  Banco Popular                                         40,000        1,749,169
  Endesa (ADR)                                         150,000        2,325,000
  Repsol (ADR)                                          95,000        1,124,800
                                                                   ------------
                                                                      5,198,969
                                                                   ------------
  Switzerland 10.2%
  Nestle A.G. Registered                                12,500        3,021,760
  Novartis A.G. Registered                              82,000        3,506,099
  Roche Holdings A.G.                                   20,700        1,653,764
* Syngenta A.G.                                         22,000        1,383,736
  Zurich Financial
    Services A.G.                                        8,000        1,847,522
                                                                   ------------
                                                                     11,412,881
                                                                   ------------
  United Kingdom 19.8%
  Abbey National Or                                    115,000        1,733,303
  BP plc                                               220,000        1,870,991
  British Aerospace                                    332,000        1,852,919
  BT Group plc (ADR)                                    40,000        1,631,600
  Cadbury Schweppes                                    260,500        1,894,870
  Diageo plc                                           162,700        2,045,908
  Glaxosmithkline
    plc (ADR)                                           60,100        2,449,075
  Kingfisher plc                                       184,100          976,539
  Marks & Spencer plc                                  182,142        1,005,277
  Rolls Royce plc                                      423,000        1,142,669
  Royal Bank of Scotland                                57,000        1,646,845
  Scottish Power                                       325,000        1,882,478
  Shell Transport &
    Trading (ADR)                                       44,000        2,013,000
                                                                   ------------
                                                                     22,145,474
                                                                   ------------
  Total Common Stocks
  (Cost $108,941,303)**                                             108,357,145
                                                                   ------------


                                                  Principal Amount        Value
                                                     (M=$1,000)        (Note 1)
-------------------------------------------------------------------------------
Corporate Short-Term Notes 2.1%
UBS Finance
   1.81%, 06/03/02
   (Cost $2,299,769)                                     2,300     $  2,299,769
                                                                   ------------
Total Investments
   (Cost $111,241,072)**                                            110,656,914


Excess of Other Assets
   Over Liabilities 1.1%                                              1,272,258
                                                                   ------------
Net Assets                                                         $111,929,172
                                                                   ============

                          Summary of Foreign Securities
                           by Industry Classification

                                                     Percent of        Market
Industry                                             Net Assets        Value
Aerospace & Defense                                     2.7%       $  2,995,588
Automobiles, Auto Parts                                 4.2%          4,737,626
Banks                                                  15.5%         17,344,573
Chemicals                                               2.4%          2,708,172
Computers                                               0.7%            825,600
Consumer Products                                       4.9%          5,502,162
Electrical Components                                   3.1%          3,487,652
Electrical Equipment                                    3.6%          4,030,522
Financial                                               2.9%          3,212,855
Financial Services                                      2.0%          2,241,274
Foods, Grocery                                          3.2%          3,593,848
Gold, Precious Metals                                   0.7%            738,000
Healthcare -
   Drug/Pharmacy                                        3.1%          3,506,099
Household Furniture
   & Appliance                                          2.0%          2,258,869
Industrial - Diversified                                1.1%          1,251,802
Insurance                                               1.7%          1,847,522
Manufacturing & Process                                 3.0%          3,387,502
Mining - Diversified                                    1.2%          1,308,000
Office Equipment
   & Supply                                             1.8%          1,999,517
Oil                                                    11.9%         13,340,012
Pharmaceuticals                                         4.7%          5,272,013
Photography                                             1.8%          2,039,257
Retail                                                  4.5%          5,003,576
Telecommunications                                      9.1%         10,134,026
Utilities - Electric                                    5.0%          5,591,078
                                                      ------       ------------
                                                       96.8%       $108,357,145
                                                      ======       ============

*  Non-income producing.
** Also cost for federal income tax purposes. At May 31, 2002 net unrealized depreciation for federal income tax purposes aggregated $584,158 of which $15,849,694 related to appreciated securities and $16,433,852 related to depreciated securities.
   (ADR) - American Depository Receipt

                                              See Notes to Financial Statements.

                               Sentinel World Fund

Statement of Assets and Liabilities
at May 31, 2002 (Unaudited)

-----------------------------------------------------------------
Assets
Investments at value (Cost $111,241,072)           $  110,656,914
Cash and cash equivalents                                  66,256
Foreign currency (Cost $877,344)                          880,822
Receivable for securities sold                            523,785
Receivable for fund shares sold                           100,256
Receivable for dividends and interest                     582,457
                                                   --------------
     Total Assets                                     112,810,490
                                                   --------------

-----------------------------------------------------------------
Liabilities
Payable for securities purchased                          214,171
Payable for fund shares repurchased                       542,711
Accrued expenses                                           24,490
Management fee payable                                     57,744
Distribution fee payable (Class A Shares)                  13,392
Distribution fee payable (Class B Shares)                  11,374
Distribution fee payable (Class C Shares)                   1,463
Fund service fee payable                                   15,973
                                                   --------------
     Total Liabilities                                    881,318
                                                   --------------
Net Assets Applicable to Outstanding Shares        $  111,929,172
                                                   ==============
Net Asset Value and Offering Price per Share
     Class A Shares
$92,684,706/6,501,724 shares outstanding           $        14.26
Sales Charge -- 5.00% of offering price                      0.75
                                                   --------------
Maximum Offering Price                             $        15.01
                                                   ==============
     Class B Shares
$17,616,681/1,255,466 shares outstanding           $        14.03
                                                   ==============
     Class C Shares
$1,627,785/115,091 shares outstanding              $        14.14
                                                   ==============

-----------------------------------------------------------------
Net Assets Represent
Capital stock at par value                         $       78,723
Paid-in capital                                       110,172,751
Accumulated undistributed net investment income           583,861
Accumulated undistributed net realized short-term
     gain on investments and foreign exchange             689,795
Accumulated undistributed net realized long-term
     gain on investments and foreign exchange             975,858
Unrealized depreciation of investments
     and foreign exchange                                (571,816)
                                                   --------------
Net Assets                                         $  111,929,172
                                                   ==============


Statement of Operations
For the Six Months Ended May 31, 2002 (Unaudited)

-----------------------------------------------------------------
Investment Income
Income:
Dividends                                          $    1,453,516 *
Interest                                                  138,819
                                                   --------------
     Total Income                                       1,592,335
                                                   --------------
Expenses:
Management advisory fee                                   321,912
Transfer agent fees                                       128,125
Custodian fees                                             47,625
Distribution expense (Class A Shares)                     132,461
Distribution expense (Class B Shares)                      84,952
Distribution expense (Class C Shares)                       8,304
Accounting services                                        14,215
Interest expense                                            8,831
Auditing fees                                               7,125
Legal fees                                                  1,875
Reports and notices to shareholders                        10,125
Registration and filing fees                               22,781
Directors' fees and expenses                                5,978
Other                                                       5,677
                                                   --------------
  Total Expenses                                          799,986
  Expense Offset                                           (2,601)
                                                   --------------
  Net Expenses                                            797,385
                                                   --------------
Net Investment Income                                     794,950
                                                   --------------

-----------------------------------------------------------------
Realized and Unrealized Gain on Investments
Net realized gain (loss) from:
Investments                                             1,665,700
Foreign currency transactions                             (32,150)
                                                   --------------
     Net realized gain                                  1,633,550
                                                   --------------
Net change in unrealized appreciation
     (depreciation) during the period:
Investments                                             7,794,374
Foreign currency transactions                              23,366
                                                   --------------
Net change in unrealized appreciation
     (depreciation)                                     7,817,740
                                                   --------------
Net Realized and Unrealized Gain
     on Investments                                     9,451,290
                                                   --------------
Net Increase in Net Assets from Operations         $   10,246,240
                                                   ==============


* Net of Foreign Tax Withholding of $136,992.



See Notes to Financial Statements.

                               Sentinel World Fund

Statement of Changes on Net Assets

                                                         Six Months
                                                              Ended                Year
                                                            5/31/02               Ended
                                                        (Unaudited)            11/30/01
---------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
Net investment income                                $      794,950       $     825,919
Net realized gain on sales of investments                 1,633,550             208,929
Net change in unrealized
  appreciation (depreciation)                             7,817,740         (16,746,164)
                                                     --------------       -------------
Net increase (decrease) in net assets
  from operations                                        10,246,240         (15,711,316)
                                                     --------------       -------------

---------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
  Class A Shares                                           (879,031)           (960,639)
  Class B Shares                                                  -                   -
  Class C Shares                                                  -                   -
From realized gain on investments
  Class A Shares                                           (251,352)        (17,219,960)
  Class B Shares                                            (52,142)         (3,985,921)
  Class C Shares                                             (4,796)           (360,974)
                                                     --------------       -------------
Total distributions to shareholders                      (1,187,321)        (22,527,494)
                                                     --------------       -------------

---------------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
  Class A Shares                                        145,378,524         358,860,222
  Class B Shares                                          1,173,677           2,056,972
  Class C Shares                                          1,747,235           7,023,257
Net asset value of shares in reinvestment
  of dividends and distributions
  Class A Shares                                            946,014          17,329,601
  Class B Shares                                             51,248           3,930,320
  Class C Shares                                              4,796             360,974
                                                     --------------       -------------
                                                        149,301,494         389,561,346
Less: Payments for shares reacquired
  Class A Shares                                       (159,238,283)       (344,056,630)
  Class B Shares                                         (2,180,191)         (4,665,419)
  Class C Shares                                         (1,890,210)         (7,131,067)
                                                     --------------       -------------
Increase (decrease) in net assets from
  capital share transactions                            (14,007,190)         33,708,230
                                                     --------------       -------------
Total Decrease in Net Assets for period                  (4,948,271)         (4,530,580)
Net Assets: Beginning of period                         116,877,443         121,408,023
                                                     --------------       -------------
Net Assets: End of period                            $  111,929,172       $ 116,877,443
                                                     ==============       =============
Undistributed Net Investment Income
  at End of Period                                   $      583,861       $     700,092
                                                     ==============       =============



See Notes to Financial Statements.

                              Sentinel World Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                    Six Months
                                               Ended 5/31/02(B)   Year Ended    Year Ended   Year Ended    Year Ended    Year Ended
                                                    (Unaudited)   11/30/01(B)   11/30/00(B)    11/30/99      11/30/98      11/30/97
-----------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period                $   13.21     $   18.64     $   21.28   $   18.19     $   17.25     $   15.69
                                                      ---------     ---------     ---------   ---------     ---------     ---------
Income (Loss) from Investment Operations
Net investment income                                      0.11          0.12          0.21        0.28          0.18          0.11
Net realized and unrealized gain (loss) on
investments                                                1.12         (2.16)        (0.90)       2.98          1.52          1.80
                                                      ---------     ---------     ---------   ---------     ---------     ---------
Total from investment operations                           1.23         (2.04)        (0.69)       3.26          1.70          1.91
                                                      ---------     ---------     ---------   ---------     ---------     ---------

Less Distributions
Dividends from net investment income                       0.14          0.18          0.26        0.17          0.12          0.11
Distributions from realized gains on investments           0.04          3.21          1.69           -          0.64          0.24
                                                      ---------     ---------     ---------   ---------     ---------     ---------
Total Distributions                                        0.18          3.39          1.95        0.17          0.76          0.35
                                                      ---------     ---------     ---------   ---------     ---------     ---------
Net asset value at end of period                      $   14.26     $   13.21     $   18.64   $   21.28     $   18.19     $   17.25
                                                      =========     =========     =========   =========     =========     =========
Total Return (%)*                                          9.44++      (13.51)        (3.85)      18.09         10.34         12.52

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)            1.30+         1.26          1.23        1.25          1.26          1.32
Ratio of net investment income to average
  net assets (%)                                           1.67+         0.88          1.06        1.86          1.18          1.14
Portfolio turnover rate (%)                                  14++          29            47          35            12            21
Net assets at end of period (000 omitted)             $  92,685     $  98,079     $  96,354   $ 107,413     $ 100,790     $  89,740


                                                    Six Months
                                               Ended 5/31/02(B)   Year Ended    Year Ended   Year Ended    Year Ended    Year Ended
                                                    (Unaudited)   11/30/01(B)   11/30/00(B)    11/30/99      11/30/98      11/30/97
-----------------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net asset value at beginning of period                $   12.94     $   18.30     $   20.95   $   17.92     $   17.05     $   15.58
                                                      ---------     ---------     ---------   ---------     ---------     ---------

Income (Loss) from Investment Operations
Net investment income (loss)                               0.03         (0.02)         0.02        0.10          0.04          0.01
Net realized and unrealized gain (loss) on
investments                                                1.10         (2.13)        (0.89)       2.95          1.47          1.74
                                                      ---------     ---------     ---------   ---------     ---------     ---------
Total from investment operations                           1.13         (2.15)        (0.87)       3.05          1.51          1.75
                                                      ---------     ---------     ---------   ---------     ---------     ---------

Less Distributions
Dividends from net investment income                          -             -          0.09        0.02             -          0.04
Distributions from realized gains on investments           0.04          3.21          1.69           -          0.64          0.24
                                                      ---------     ---------     ---------   ---------     ---------     ---------
Total Distributions                                        0.04          3.21          1.78        0.02          0.64          0.28
                                                      ---------     ---------     ---------   ---------     ---------     ---------
Net asset value at end of period                      $   14.03     $   12.94     $   18.30   $   20.95     $   17.92     $   17.05
                                                      =========     =========     =========   =========     =========     =========
Total Return (%)*                                          8.76++      (14.36)        (4.79)      17.05          9.24         11.52

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)            2.41+         2.21          2.19        2.16          2.25          2.18
Ratio of net investment income (loss) to average
  net assets (%)                                           0.62+        (0.08)         0.08        0.98          0.19          0.23
Portfolio turnover rate (%)                                  14++          29            47          35            12            21
Net assets at end of period (000 omitted)             $  17,617     $  17,176     $  22,974   $  23,536     $  18,163     $  10,121


 (B) Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not Annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

                               Sentinel World Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                         Six Months                                                   Period from
                                                   Ended 5/31/02 (B)    Year Ended    Year Ended    Year Ended     5/4/98 through
                                                         (Unaudited)  11/30/01 (B)  11/30/00 (B)  11/30/99 (B)    11/30/98 (A)(B)
---------------------------------------------------------------------------------------------------------------------------------
Class C Shares
Net asset value at beginning of period                      $13.05         $18.47         $21.08        $18.05             $19.57
                                                       -----------   ------------  -------------  ------------        -----------
Income (Loss) from Investment Operations
Net investment income (loss)                                  0.03          (0.08)          0.07          0.09              (0.02)
Net realized and unrealized gain (loss) on investments        1.10          (2.13)         (0.99)         2.94              (1.50)
                                                       -----------   ------------  -------------  ------------        -----------
Total from investment operations                              1.13          (2.21)         (0.92)         3.03              (1.52)
                                                       -----------   ------------  -------------  ------------        -----------
Less Distributions
Dividends from net investment income                             -              -              -             -                  -
Distributions from realized gains on investments              0.04           3.21           1.69             -                  -
                                                       -----------   ------------  -------------  ------------        -----------
Total Distributions                                           0.04           3.21           1.69             -                  -
                                                       -----------   ------------  -------------  ------------        -----------
Net asset value at end of period                            $14.14         $13.05         $18.47        $21.08             $18.05
                                                       ===========   ============  =============  ============        ===========
Total Return (%) *                                            8.69 ++      (14.59)         (5.00)        16.79              (7.77)++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)               2.61 +         2.36           2.33          2.29               2.21 +
Ratio of net investment income (loss) to average
   net assets (%)                                             0.49 +        (0.43)          0.32          0.85               0.23 +
Portfolio turnover rate (%)                                     14 ++          29             47            35                 12
Net assets at end of period (000 omitted)                   $1,628         $1,622         $2,080        $1,820             $1,013

(A) Commenced operations May 4, 1998.
(B) Per share data calculated utilizing average daily shares outstanding.
 +  Annualized
++  Not Annualized
 * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

                           Sentinel Growth Index Fund

  Investment in Securities
  at May 31, 2002 (Unaudited)
                                               Shares               Value
                                                                 (Note 1)
-------------------------------------------------------------------------
  Common Stocks 99.9%
  Consumer Discretionary 13.2%
* AutoZone, Inc.                                1,600          $  130,960
* Bed Bath & Beyond, Inc.                       4,400             150,920
* Best Buy Co., Inc.                            4,800             221,760
  Dow Jones & Co.                               1,297              71,400
  Family Dollar Stores, Inc.                    2,600              93,600
  Harley-Davidson, Inc.                         4,580             240,816
  Home Depot                                   35,268           1,470,323
* International Game Technology                 1,400              87,500
  Interpublic Group of Cos.                     5,628             185,724
* Kohls Corp.                                   5,036             377,700
  Lowe's Companies                             11,700             551,772
  Mattel, Inc.                                  6,400             135,936
  Maytag Corp.                                  1,200              53,748
  McGraw-Hill Cos.                              2,900             183,077
  New York Times Co.- Class A                   2,300             115,621
  Omnicom Group, Inc.                           2,781             240,195
* Radioshack Corp.                              2,654              90,873
  Stanley Works                                 1,300              55,354
* Starbucks Corp.                               5,700             138,396
  Target Corporation                           13,600             563,720
  Tiffany & Co.                                 2,200              82,500
  TJX Companies                                 8,200             172,938
  Tupperware Corp.                                839              18,567
* Univision Communications, Inc.                3,400             136,000
  Wal-Mart Stores                              67,121           3,631,246
* Yum! Brands, Inc.                             2,210             141,219
                                                             ------------
                                                                9,341,865
                                                             ------------
  Consumer Staples 18.2%
  Anheuser-Busch Co.                           13,284             685,587
  Avon Products, Inc.                           3,601             190,673
  Campbell Soup Co.                             6,169             174,274
  Clorox Co.                                    3,500             160,300
  Coca-Cola Co.                                37,445           2,080,444
  Colgate Palmolive                             8,294             449,535
  General Mills, Inc.                           5,488             249,704
  Gillette Co.                                 15,857             564,034
  Heinz, H.J.                                   5,294             215,095
  Hershey Foods Corp.                           2,100             140,133
  Kellogg Co.                                   6,112             224,310
  Kimberly-Clark Corp.                          7,900             512,868
* Kroger Co.                                   12,000             268,200
  PepsiCo, Inc.                                26,354           1,369,881
  Philip Morris Cos., Inc.                     32,600           1,866,350
  Procter & Gamble                             19,500           1,746,225
  Sara Lee Corp.                               11,824             249,250
  Sysco Corp.                                   9,940             276,829
  Unilever NV                                   8,600             563,472
  UST, Inc.                                     2,499              95,787
  Walgreen Co.                                 15,386             588,668
  Wrigley (Wm.)                                 3,376             193,479
                                                             ------------
  Jr. Co.                                                      12,865,098
                                                             ------------
  Energy 0.1%
* B.J. Services Co.                             2,300              86,296
  Financials 5.5%                                            ------------

  Bank of New York, Inc.                       11,100             402,930
  Charles Schwab Corp.                         20,560             248,571
  Fannie Mae                                   15,100           1,208,151
  Fifth Third Bancorp                           8,800             573,496
  Marsh & McLennan Co.                          4,200             423,780
  Mellon Financial Corp.                        6,600             244,860
  Moody's Corp.                                 2,389             115,054
  Northern Trust Corp.                          3,300             171,006
  Plum Creek Timber Co., Inc. REIT              2,700              81,999
  SLM Corp.                                     2,368             228,465
  State Street Corp.                            4,900             227,654
                                                             ------------
                                                                3,925,966
                                                             ------------
  Health Care 26.3%
  Abbott Laboratories                          23,435           1,113,163
  Allergan, Inc.                                1,962             123,802
* Amgen, Inc.                                  15,786             751,887
  Applera Corp-Applied Biosytems Group          3,112              56,638
  Baxter International, Inc.                    8,900             477,930
* Biogen, Inc.                                  2,280             113,727
* Biomet, Inc.                                  4,050             114,332
* Boston Scientific Corp.                       6,000             167,100
  Bristol-Myers Squibb Co.                     29,118             906,152
  Cardinal Health, Inc.                         6,750             448,605
* Chiron Corp.                                  2,800             101,360
  C.R. Bard, Inc.                                 800              44,080
* Forest Labs, Inc. - Class A                   2,700             199,341
* Genzyme Corp.                                 3,200             102,496
* Guidant Corp.                                 4,625             185,000
* Immunex Corp.                                 8,200             206,968
  Johnson & Johnson                            46,150           2,831,303
* King Pharmaceuticals, Inc.                    3,666              99,165
  Lilly, Eli & Co.                             16,960           1,097,312
* MedImmune, Inc.                               3,700             120,324
  Medtronic, Inc.                              18,228             841,222
  Merck & Co.                                  34,265           1,956,531
  Pfizer, Inc.                                 94,628           3,274,129
  Pharmacia Corp.                              19,500             842,205
  Schering-Plough                              21,974             581,212
* St. Jude Medical, Inc.                        1,300             109,720
  Stryker Corp.                                 3,000             163,680
* UnitedHealth Group, Inc.                      4,700             426,760
  Wyeth                                        19,900           1,104,450
* Zimmer Holdings, Inc.                         2,941             102,876
                                                             ------------
                                                               18,663,470
                                                             ------------
  Industrials 11.1%
  3M Company                                    5,900             740,037
* Apollo Group Inc.- Class A                    2,600              89,648
  Automatic Data Processing                     9,363             486,127
  Avery Dennison Corp.                          1,656             108,253
  Block, H & R Inc.                             2,800             125,720
  Cintas Corp.                                  2,600             135,746
* Concord EFS, Inc.                             7,600             237,652
* Convergys Corp.                               2,600              68,224
  Deluxe Corp.                                  1,000              45,240
  Equifax, Inc.                                 2,172              60,012
  First Data Corp.                              5,800             459,360
* Fiserv, Inc.                                  2,850             121,239
  General Electric Co.                        149,555           4,657,143
  IMS Health, Inc.                              4,428              93,209
  Paychex, Inc.                                 5,622             194,802
  Pitney Bowes, Inc.                            3,700             151,515
* Robert Half Int'l., Inc.                      2,600              64,168
                                                             ------------
                                                                7,838,095
                                                             ------------
  Information Technology 24.7%
  Adobe Systems, Inc.                           3,588             129,527
* Altera Corp.                                  5,700             102,771
* Analog Devices, Inc.                          5,500             201,410
* Applied Materials                            24,600             545,628
* Avaya, Inc.                                   5,400        $     37,368
* Cisco Systems, Inc.                         110,360           1,741,481
  Citrix Systems, Inc.                          2,800              29,876
* Dell Computer Corp.                          39,223           1,053,138
  Electronic Data Systems                       7,200             380,304
* EMC Corp.                                    33,292             241,367
  Intel Corp.                                 101,008           2,789,841
  International Business Machines              26,004           2,092,022
* Intuit, Inc.                                  3,200             139,936
* KLA-Tencor Corp.                              2,800             145,964
* Lexmark Int'l., Inc. - Class A                1,929             120,466
  Linear Technology                             4,800             178,800
* Maxim Integrated Products                     4,900             225,400
* Mercury Interactive Corp.                     1,200              40,632
* Microsoft Corp.                              81,543           4,151,354
  Millipore Corp.                                 697              27,587
* Network Appliance, Inc.                       4,944              64,321
* NVIDIA Corp.                                  2,200              73,612
* Oracle Corp.                                 82,708             653,393
* Parametric Technology Corp.                   3,900              13,572
* Peoplesoft, Inc.                              4,500              92,295
* PMC-Sierra, Inc.                              2,400              34,128
* QLogic Corp.                                  1,400              64,008
* Qualcomm, Inc.                               11,558             365,695
* Rational Software Corp.                       2,900              33,002
* Siebel Systems, Inc.                          6,900             125,925
* Sun Microsystems                             48,836             336,480
  Texas Instruments, Inc.                      26,100             748,287
* Veritas Software Corp.                        6,000             136,020
* Waters Corp.                                  1,900              50,654
* Xilinx, Inc.                                  5,050             178,063
* Yahoo!, Inc.                                  8,680             139,054
                                                             ------------
                                                               17,483,381
                                                             ------------
  Materials 0.4%
* American Standard Cos., Inc.                  1,100              83,050
  Ecolab, Inc.                                  1,900              90,592
  Int'l. Flavors & Fragrances                   1,400              47,684
* Sealed Air Corp.                              1,300              58,175
                                                             ------------
                                                                  279,501
                                                             ------------
  Telecommunication Services 0.3%
* Nextel Communications                        12,000              58,320
* Sprint Corp. (PCS Group)                     14,810             154,616
                                                             ------------
                                                                  212,936
                                                             ------------


  Utilities 0.1%
  Edison International                          4,900              91,434
                                                             ------------
  Total Common Stocks
   (Cost $84,367,522)**                                        70,788,042

  Excess of Other Assets
    Over Liabilities 0.1%                                          71,053
                                                             ------------
  Net Assets                                                 $ 70,859,095
                                                             ============
 * Non-income producing.

** Cost for federal income tax purposes is substantially similar. At May 31, 2002 net unrealized depreciation for federal income tax purposes aggregated $13,579,480 of which $5,456,482 related to appreciated securities and $19,035,962 related to depreciated securities.

                                              See Notes to Financial Statements.

                           Sentinel Growth Index Fund

Statement of Assets and Liabilities
at May 31, 2002 (Unaudited)

--------------------------------------------------------------------------------
 Assets
 Investments at value (Cost $84,367,522)                       $  70,788,042
 Cash and cash equivalents                                           116,962
 Receivable for securities sold                                        2,645
 Receivable for fund shares sold                                      92,238
 Receivable for dividends                                             66,156
 Receivable from fund administrator                                    9,897
                                                               -------------
   Total Assets                                                   71,075,940
                                                               -------------
--------------------------------------------------------------------------------
 Liabilities
 Payable for securities purchased                                     66,281
 Payable for fund shares repurchased                                  95,273
 Accrued expenses                                                      7,791
 Management fee payable                                               18,409
 Distribution fee payable (Class A Shares)                             8,259
 Distribution fee payable (Class B Shares)                            10,216
 Distribution fee payable (Class C Shares)                             1,019
 Fund service fee payable                                              9,597
                                                               -------------
   Total Liabilities                                                 216,845
                                                               -------------
 Net Assets Applicable to Outstanding Shares                   $  70,859,095
                                                               =============

   Class A Shares
 $55,316,692 / 4,011,995 shares outstanding                    $       13.79
 Sales Charge--2.50% of offering price                                  0.35
                                                               -------------
 Maximum Offering Price                                        $       14.14
                                                               =============
   Class B Shares
 $14,301,118 / 1,057,851 shares outstanding                    $       13.52
                                                               =============
   Class C Shares
 $1,241,285 / 94,214 shares outstanding                        $       13.18
                                                               =============
--------------------------------------------------------------------------------
 Net Assets Represent
 Capital stock at par value                                    $      51,641
 Paid-in capital                                                 109,081,188
 Accumulated undistributed net investment income                      49,894
 Accumulated undistributed net realized
   short-term loss on investments                                (17,023,657)
 Accumulated undistributed net realized
   long-term loss on investments                                  (7,720,491)
 Unrealized depreciation of investments                          (13,579,480)
                                                               -------------
 Net Assets                                                    $  70,859,095
                                                               =============

Statement of Operations
For the Six Months Ended May 31, 2002 (Unaudited)

--------------------------------------------------------------------------------
 Investment Income
 Income:
 Dividends                                                     $     386,647
                                                               -------------
 Expenses:
 Management advisory fee                                             113,376
 Transfer agent fees                                                  68,400
 Custodian fees                                                       25,735
 Distribution expense (Class A Shares)                                45,661
 Distribution expense (Class B Shares)                                57,629
 Distribution expense (Class C Shares)                                 5,001
 Accounting services                                                  12,750
 Auditing fees                                                         3,075
 Legal fees                                                            1,650
 Reports and notices to shareholders                                   3,785
 Registration and filing fees                                         12,762
 Directors' fees and expenses                                          4,256
 Other                                                                 1,631
                                                                ------------
   Total Expenses                                                    355,711
   Expense Reimbursement                                             (35,465)
   Expense Offset                                                     (2,360)
                                                                ------------
   Net Expenses                                                      317,886
                                                                ------------
 Net Investment Income                                                68,761
                                                                ------------
-------------------------------------------------------------------------------
 Realized and Unrealized Loss on Investments
 Net realized loss on sales of investments                        (2,720,565)
 Net change in unrealized depreciation                            (5,212,108)
                                                                ------------
 Net Realized and Unrealized Loss on Investments                  (7,932,673)
                                                                ------------
 Net Decrease in Net Assets from Operations                     $ (7,863,912)
                                                                ============

See Notes to Financial Statements.

                           Sentinel Growth Index Fund

Statement of Changes on Net Assets

                                                   Six Months
                                                        Ended            Year
                                                      5/31/02           Ended
                                                   (Unaudited)       11/30/01
--------------------------------------------------------------------------------
 Decrease in Net Assets from Operations
 Net investment income (loss)                    $     68,761    $    (14,375)
 Net realized loss on sales of investments         (2,720,565)    (18,307,146)
 Net change in unrealized
  appreciation (depreciation)                      (5,212,108)      2,561,753
                                                 ------------    ------------
 Net decrease in net assets from operations        (7,863,912)    (15,759,768)
                                                 ------------    ------------

--------------------------------------------------------------------------------
 Distributions to Shareholders
 From net investment income
     Class A Shares                                   (18,867)              -
     Class B Shares                                         -               -
     Class C Shares                                         -               -
 From net realized gain on investments
     Class A Shares                                         -               -
     Class B Shares                                         -               -
     Class C Shares                                         -               -
                                                 ------------    ------------
 Total distributions to shareholders                  (18,867)              -
                                                 ------------    ------------

--------------------------------------------------------------------------------
 From Capital Share Transactions
 Net proceeds from sales of shares
    Class A Shares                                  8,207,853      14,527,019
    Class B Shares                                  1,532,494       3,655,963
    Class C Shares                                    524,534         530,630
 Net asset value of shares in reinvestment
    of dividends and distributions
    Class A Shares                                     11,701               -
    Class B Shares                                          -               -
    Class C Shares                                          -               -
                                                 ------------    ------------
                                                   10,276,582      18,713,612
 Less: Payments for shares reacquired
    Class A Shares                                 (4,345,323)    (13,552,869)
    Class B Shares                                 (1,395,616)     (4,413,232)
    Class C Shares                                    (20,545)       (133,765)
                                                 ------------    ------------
 Increase in net assets from
    capital share transactions                      4,515,098         613,746
                                                 ------------    ------------
 Total Decrease in Net Assets for period           (3,367,681)    (15,146,022)
 Net Assets: Beginning of period                   74,226,776      89,372,798
                                                 ------------    ------------
 Net Assets: End of period                       $ 70,859,095    $ 74,226,776
                                                 ============    ============
 Undistributed Net Investment Income
    at End of Period                             $     49,894    $          -
                                                 ============    ============

See Notes to Financial Statements.

                           Sentinel Growth Index Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                                   Six Months                                          eriod from
                                                            Ended 5/31/02 (B)       Year Ended     Year Ended     9/13/99 through
                                                                  (Unaudited)     11/30/01 (B)   11/30/00 (B)     11/30/99 (A)(B)
----------------------------------------------------------------------------------------------------------------  ---------------
Class A Shares
Net asset value at beginning of period                                $ 15.30          $ 18.53        $ 21.30             $ 20.00
                                                            -----------------     ------------   ------------     ---------------
Income (Loss) from Investment Operations
Net investment income (loss)                                             0.03             0.03          (0.02)               0.02
Net realized and unrealized gain (loss) on
investments                                                             (1.53)           (3.26)         (2.74)               1.28
                                                            -----------------     ------------   ------------     ---------------
Total from investment operations                                        (1.50)           (3.23)         (2.76)               1.30
                                                            -----------------     ------------   ------------     ---------------
Less Distributions
Dividends from net investment income                                     0.01                -           0.01                   -
Distributions from realized gains on investments                            -                -           0.00 **                -
                                                            -----------------     ------------   ------------     ---------------
Total Distributions                                                      0.01                -           0.01                   -
                                                            -----------------     ------------   ------------     ---------------
Net asset value at end of period                                      $ 13.79          $ 15.30        $ 18.53             $ 21.30
                                                            =================     ============   ============     ===============
Total Return (%) *                                                      (9.84)++        (17.43)        (12.97)               6.50 ++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                          0.66 +           0.66           0.66                0.63 +
Ratio of expenses to average net assets before
   voluntary expense reimbursements (%) ***                              0.75 +           0.78           0.76                1.11 +
Ratio of net investment income (loss) to average
   net assets (%)                                                        0.37 +           0.19          (0.07)               0.46 +
Ratio of net investment income (loss) to average net assets
   before voluntary expense reimbursements (%)***                        0.28 +           0.07          (0.17)              (0.01)+
Portfolio turnover rate (%)                                                12 ++            52             30                   3 ++
Net assets at end of period (000 omitted)                             $55,317          $57,585        $68,451             $28,530

                                                                   Six Months                                         Period from
                                                            Ended 5/31/02 (B)       Year Ended     Year Ended     9/13/99 through
                                                                  (Unaudited)     11/30/01 (B)   11/30/00 (B)     11/30/99 (A)(B)
----------------------------------------------------------------------------------------------------------------  ---------------
Class B Shares
Net asset value at beginning of period                                $ 15.06          $ 18.38        $ 21.28             $ 20.00
                                                            -----------------     ------------   ------------     ---------------
Income (Loss) from Investment Operations
Net investment loss                                                     (0.03)           (0.10)         (0.19)              (0.01)
Net realized and unrealized gain (loss) on investments                  (1.51)           (3.22)         (2.71)               1.29
                                                            -----------------     ------------   ------------     ---------------
Total from investment operations                                        (1.54)           (3.32)         (2.90)               1.28
                                                            -----------------     ------------   ------------     ---------------
Less Distributions
Dividends from net investment income                                        -                -              -                   -
Distributions from realized gains on investments                            -                -           0.00 **                -
                                                            -----------------     ------------   ------------     ---------------
Total Distributions                                                         -                -              -                   _
                                                            -----------------     ------------   ------------     ---------------
Net asset value at end of period                                      $ 13.52          $ 15.06        $ 18.38             $ 21.28
                                                            =================     ============   ============     ===============
Total Return (%) *                                                     (10.23)++        (18.06)        (13.62)               6.40 ++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                          1.45 +           1.48           1.45                1.17 +
Ratio of expenses to average net assets before
   voluntary expense reimbursements (%) ***                              1.55 +           1.60           1.54                1.66 +
Ratio of net investment loss to average
   net assets (%)                                                       (0.42)+          (0.63)         (0.85)              (0.14)+
Ratio of net investment loss to average net assets
   before voluntary expense reimbursements (%)***                       (0.52)+          (0.75)         (0.94)              (0.62)+
Portfolio turnover rate (%)                                                12 ++            52             30                   3 ++
Net assets at end of period (000 omitted)                             $14,301          $15,778        $20,314              $8,452

(A)  Commenced operations September 13, 1999.
(B)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 **  Represents less than $.005 of average daily shares outstanding.
*** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (2).

See Notes to Financial Statements.

                           Sentinel Growth Index Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                       Six Months                        Period from
                                                Ended 5/31/02 (B)      Year Ended    3/30/00 through
                                                      (Unaudited)    11/30/01 (B)    11/30/00 (B)(C)
----------------------------------------------------------------------------------------------------
Class C Shares
Net asset value at beginning of period                    $14.78         $ 18.36            $ 23.59
                                                          ------         -------            -------

Loss from Investment Operations
Net investment loss                                        (0.13)          (0.36)             (0.29)
Net realized and unrealized loss on investments            (1.47)          (3.22)             (4.94)
                                                          ------         -------            -------
Total from investment operations                           (1.60)          (3.58)             (5.23)
                                                          ------         -------            -------

Less Distributions
Dividends from net investment income
Distributions from realized gains on investments               -              -                   -
                                                          ------         -------            -------
Total Distributions                                            -              -                   -
                                                          ------         -------            -------
Net asset value at end of period                          $13.18         $ 14.78            $ 18.36
                                                          ======         =======            =======
Total Return (%) *                                        (10.83)++       (19.50)            (22.17)++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)             2.86 +          3.23               2.35 +
Ratio of expenses to average net assets before
  voluntary expense reimbursements (%) ***                  2.96 +          3.34               2.45 +
Ratio of net investment loss to average
  net assets (%)                                           (1.83)+         (2.37)             (1.81)+
Ratio of net investment loss to average net assets
  before voluntary expense reimbursements (%)***           (1.93)+         (2.48)             (1.90)+
Portfolio turnover rate (%)                                   12 ++           52                 30
Net assets at end of period (000 omitted)                 $1,241         $   864            $   608

(B) Per share data calculated utilizing average daily shares outstanding.
(C) Commenced operations March 30, 2000.
  + Annualized
 ++ Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
*** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (2).

See Notes to Financial Statements.

                           Sentinel Common Stock Fund

  Investment in Securities
  at May 31, 2002 (Unaudited)
                                               Shares                 Value
                                                                    (Note 1)
----------------------------------------------------------------------------
  Common Stocks 92.1%
  Consumer Discretionary 8.2%
* AOL Time Warner, Inc.                       360,000        $     6,732,000
  Gap, Inc.                                   700,000             10,199,000
  Hasbro, Inc.                                420,000              6,426,000
* Liberty Media Corp.                       1,549,000             18,665,450
  Marriott Int'l. - Class A                   185,600              7,505,664
  McDonald's Corp.                            615,000             18,413,100
  McGraw-Hill Cos.                             90,000              5,681,700
  Omnicom Group, Inc.                          79,600              6,875,052
* Radioshack Corp.                            101,700              3,482,208
* Toys R Us, Inc.                             380,000              6,935,000
  Walt Disney Co.                             291,300              6,673,683
                                                             ---------------
                                                                  97,588,857
                                                             ---------------
  Consumer Staples 8.0%
  ConAgra Foods, Inc.                         320,000              7,875,200
  CVS Corp.                                   100,000              3,203,000
  General Mills, Inc.                         127,300              5,792,150
  Kellogg Co.                                 275,000             10,092,500
  Kimberly-Clark Corp.                        275,000             17,853,000
* Kroger Co.                                  235,000              5,252,250
  Philip Morris Cos., Inc.                    390,000             22,327,500
* SafeWay, Inc.                               130,000              5,284,500
  Sara Lee Corp.                              820,000             17,285,600
                                                             ---------------
                                                                  94,965,700
                                                             ---------------
  Energy 11.4%
  Anadarko Petroleum Corp.                    144,000              7,308,000
  Baker Hughes, Inc.                          185,200              6,787,580
  Burlington Resources, Inc.                  167,700              6,808,620
  ChevronTexaco Corp.                         127,000             11,080,750
  EOG Resources, Inc.                         260,000             10,660,000
  Exxon Mobil Corp.                           746,210             29,796,166
  GlobalSantaFe Corp.                         360,300             12,160,125
  Ocean Energy, Inc.                          755,000             16,783,650
  Royal Dutch Petroleum Co.                   220,000             12,100,000
  Schlumberger Ltd.                           176,700              9,124,788
  Transocean Sedco Forex                       67,760              2,586,399
* Weatherford Int'l., Inc.                    222,100             11,182,735
                                                             ---------------
                                                                 136,378,813
                                                             ---------------
  Financials 17.1%
  American Express Co.                        280,800             11,936,808
  American Int'l. Group                       190,000             12,724,300
  AON Corp.                                   600,000             20,058,000
  Bank of New York, Inc.                      528,600             19,188,180
* Berkshire Hathaway, Inc. - Class A              410             30,586,000
  Chubb Corporation                           345,000             25,930,200
  Citigroup, Inc.                             575,000             24,828,500
  Fleetboston Financial Corp.                 230,000              8,105,200
  Franklin Resources, Inc.                    125,000              5,441,250
  US Bancorp                                  650,000             15,372,500
  Wachovia Corp.                              208,000              7,980,960
  Wells Fargo & Co.                           425,000             22,270,000
                                                             ---------------
                                                                 204,421,898
                                                             ---------------
  Health Care 13.1%
  Bausch & Lomb, Inc.                         150,000              5,665,500
* Biogen, Inc.                                310,200             15,472,776
* Boston Scientific Corp.                     600,000             16,710,000
  Bristol-Myers Squibb Co.                    310,000              9,647,200
* Caremark Rx, Inc.                           285,000              5,511,900
  C. R. Bard, Inc.                            200,000             11,020,000
* Elan Corp. plc (ADR)                         95,000                936,700
* First Health Group Corp.                    100,000              2,746,000
* Guidant Corp.                               450,000             18,000,000
  Hillenbrand Industries, Inc.                 62,000              3,766,500
  Johnson & Johnson                           180,000             11,043,000
  Lilly, Eli & Co.                            245,000             15,851,500
* MedImmune, Inc.                              75,000              2,439,000
  Pharmacia Corp.                             370,000             15,980,300
  Wyeth                                       390,600             21,678,300
                                                             ---------------
                                                                 156,468,676
                                                             ---------------
  Industrials 14.7%
  Canadian National Railway Co.               364,600             18,102,390
* Ceridian Corp.                              325,000              7,429,500
  Deere & Co.                                 298,800             14,043,600
  General Dynamics Corp.                      195,000             19,617,000
  General Electric Co.                        151,700              4,723,938
  Pall Corp.                                  340,700              7,754,332
  Raytheon Co.                                679,200             30,020,640
* Republic Services, Inc.                     374,500              7,871,990
  Ryder System, Inc.                          192,600              5,758,740
* SPX Corp.                                    55,700              7,658,750
  Tyco International Ltd.                     679,000             14,904,050
  Union Pacific Corp.                         304,800             18,665,952
  United Technologies Corp.                   275,600             18,980,572
                                                             ---------------
                                                                 175,531,454
                                                             ---------------
  Information Technology 3.8%
* Analog Devices, Inc.                         75,000              2,746,500
  Computer Associates Int'l., Inc.            275,000              4,774,000
* Corning, Inc.                               350,000              1,680,000
  Diebold, Inc.                               200,000              7,906,000
  Hewlett-Packard Co.                         510,000              9,735,900
  Intel Corporation                           200,000              5,524,000
  International Business Machines              65,000              5,229,250
* Lucent Technologies, Inc.                   400,000              1,860,000
* Nortel Networks Corp.                       400,000                884,000
  Texas Instruments, Inc.                     178,200              5,108,994
                                                             ---------------
                                                                  45,448,644
                                                             ---------------
  Materials 8.1%
  Alcan, Inc.                                 430,700             16,409,670
  Cabot Corp.                                 252,400              6,216,612
  Dupont (EI) de Nemours                      251,900             11,587,400
  Engelhard Corp.                             177,300              5,517,576
  IMC Global, Inc.                            683,700              9,585,474
  International Paper Co.                     517,800             22,317,180
  MeadWestvaco Corp.                          400,000             12,624,000
  Rohm & Haas Co.                             335,000             12,622,800
                                                             ---------------
                                                                  96,880,712
                                                             ---------------
  Telecommunication Services 4.9%
  Alltel Corp.                                210,000             10,812,900
  AT & T Corporation                          670,000              8,019,900
  Bellsouth Corp.                             249,000              8,286,720
  SBC Communications, Inc.                    245,000              8,401,050
  Verizon Communications                      520,000             22,360,000
                                                             ---------------
                                                                  57,880,570
                                                             ---------------
  Utilities 2.8%
  Duke Energy Corp.                           290,000              9,282,900
  El Paso Corp.                               509,200             13,060,980
  TECO Energy, Inc.                           225,000              5,602,500
  Xcel Energy, Inc.                           247,500              5,318,775
                                                             ---------------
                                                                  33,265,155
                                                             ---------------
  Total Common Stocks
   (Cost $841,408,497)                                         1,098,830,479
                                                             ---------------

                                       Principal Amount               Value
                                          (M=$ 1,000)               (Note 1)
----------------------------------------------------------------------------
  Corporate Short-Term Notes 6.9%
  ABN AMRO North America
   1.77%, 06/05/2002                          12,000M        $    11,997,640
  AIG Funding, Inc.
   1.75%, 06/10/2002                          12,000M             11,994,750
  American Express
   1.76%, 06/06/2002                           9,400M              9,397,702
  ChevronTexaco Corp.
   1.75%, 06/14/2002                          10,000M              9,993,681
  G.E. Capital Corp.
   1.77%, 06/03/2002                           4,500M              4,499,557
  Prudential Funding
   1.75%, 6/11/2002                            7,900M              7,896,160
  Prudential Funding
   1.76%, 06/12/2002                           7,400M              7,396,020
  Salomon Smith Barney
   1.75%, 06/07/2002                           4,500M              4,498,687
  Schlumberger Co.
   1.77%, 06/13/2002                           8,600M              8,594,926
  UBS Finance
   1.81%, 06/03/2002                           6,400M              6,399,356
                                                             ---------------
  Total Corporate Short-Term Notes
   (Cost $82,668,479)                                             82,668,479
                                                             ---------------
  U.S. Government
    Agency Obligations 0.8%
  Federal Home Loan
   Mortgage Discount Note
   1.75%, 06/04/2002                           5,300M              5,299,227
  Federal Home Loan
   Mortgage Discount Note
   1.75%, 06/04/2002                           3,460M              3,459,496
                                                             ---------------
  Total U.S. Government
   Agency Obligations
   (Cost $8,758,723)                                               8,758,723
                                                             ---------------
  Total Investments
   (Cost $932,835,699)**                                       1,190,257,681
  Excess of Other Assets
   Over Liabilities 0.2%                                           2,443,396
                                                             ---------------
  Net Assets                                                 $ 1,192,701,077
                                                             ===============
 *  Non-income producing.
** Cost for federal income tax purposes is substantially similar. At May 31, 2002 unrealized appreciation for federal income tax purposes aggregated $257,421,982 of which $317,846,497 related to appreciated securities and $60,424,515 related to depreciated securities.
   (ADR) - American Depository Receipt

                                              See Notes to Financial Statements.

                           Sentinel Common Stock Fund

Statement of Assets and Liabilities
at May 31, 2002 (Unaudited)

---------------------------------------------------------------------
 Assets
 Investments at value ($932,835,699)              $ 1,190,257,681
 Cash and cash equivalents                              3,296,462
 Receivable for securities sold                         4,893,519
 Receivable for fund shares sold                          323,130
 Receivable for dividends and interest                  1,920,595
                                                  ---------------
   Total Assets                                     1,200,691,387
                                                  ---------------

---------------------------------------------------------------------
 Liabilities
 Payable for securities purchased                       5,590,796
 Payable for fund shares repurchased                      467,514
 Accrued expenses                                         430,080
 Management fee payable                                   560,635
 Distribution fee payable (Class A Shares)                743,084
 Distribution fee payable (Class B Shares)                 76,425
 Distribution fee payable (Class C Shares)                  4,553
 Fund service fee payable                                 117,223
                                                  ---------------
   Total Liabilities                                    7,990,310
                                                  ---------------
 Net Assets Applicable to Outstanding shares      $ 1,192,701,077
                                                  ===============
 Net Asset Value and Offering Price per Share
   Class A Shares
 $1,077,447,969 / 36,191,507
   shares outstanding                             $         29.77
 Sales Charge-- 5.00% of offering price                      1.57
                                                  ---------------
 Maximum Offering Price                           $         31.34
                                                  ===============
   Class B Shares
 $108,455,952 / 3,664,824 shares outstanding      $         29.59
                                                  ===============
   Class C Shares
 $6,797,156 / 229,429 shares outstanding          $         29.63
                                                  ===============

---------------------------------------------------------------------
 Net Assets Represent
 Capital stock at par value                       $       400,858
 Paid-in capital                                      821,202,082
 Accumulated undistributed net investment income          707,009
 Accumulated undistributed net realized
   short-term loss on investments                    (114,049,479)
 Accumulated undistributed net realized
   long-term gain on investments                      227,018,625
 Unrealized appreciation of investments               257,421,982
                                                  ---------------
 Net Assets                                       $ 1,192,701,077
                                                  ===============

Stement of Operations
For the Six Months Ended May 31, 2002 (Unaudited)

---------------------------------------------------------------------
 Investment Income
 Income:
 Dividends                                        $     9,417,810
 Interest                                                 741,784
                                                  ---------------
   Total Income                                        10,159,594
                                                  ---------------
 Expenses:
 Management advisory fee                                3,340,426
 Transfer agent fees                                      738,700
 Custodian fees                                            68,089
 Distribution expense (Class A Shares)                  1,631,217
 Distribution expense (Class B Shares)                    560,266
 Distribution expense (Class C Shares)                     40,377
 Accounting services                                      202,365
 Auditing fees                                             46,750
 Legal fees                                                23,625
 Reports and notices to shareholders                       62,100
 Registration and filing fees                              34,429
 Directors' fees and expenses                              68,777
 Other                                                      8,460
                                                  ---------------
   Total Expenses                                       6,825,581
   Expense Offset                                         (18,314)
                                                  ---------------
   Net Expenses                                         6,807,267
                                                  ---------------
 Net Investment Income                                  3,352,327
                                                  ---------------

---------------------------------------------------------------------
 Realized and Unrealized Gain on Investments
 Net realized gain on sales of investments            114,711,430
 Net change in unrealized appreciation
   (depreciation)                                    (107,454,070)
                                                  ---------------
 Net Realized and Unrealized Gain
   on Investments                                       7,257,360
                                                  ---------------
 Net Increase in Net Assets from Operations       $    10,609,687
                                                  ===============

See Notes to Financial Statements.

                           Sentinel Common Stock Fund

Statement of Changes on Net Assets

                                                    Six Months
                                                         Ended             Year
                                                       5/31/02            Ended
                                                    (Unaudited)        11/30/01
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
Net investment income                          $     3,352,327   $    8,063,807
Net realized gain on sales of investments          114,711,430      134,148,314
Net change in unrealized
  appreciation (depreciation)                     (107,454,070)    (231,413,169)
                                               ---------------   --------------
Net increase (decrease) in net assets
  from operations                                   10,609,687      (89,201,048)
                                               ---------------   --------------

--------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
  Class A Shares                                    (3,151,999)      (9,279,204)
  Class B Shares                                             -           (9,115)
  Class C Shares                                             -             (312)
From net realized gain on investments
  Class A Shares                                  (122,218,984)    (174,605,224)
  Class B Shares                                   (12,281,504)     (16,735,334)
  Class C Shares                                    (1,396,874)        (858,245)
                                               ---------------   --------------
Total distributions to shareholders               (139,049,361)    (201,487,434)
                                               ---------------   --------------

--------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
  Class A Shares                                    93,759,915      179,099,952
  Class B Shares                                     7,779,853       18,804,845
  Class C Shares                                    28,949,836       56,754,754
Net asset value of shares in reinvestment
  of dividends and distributions
  Class A Shares                                   103,639,700      150,392,790
  Class B Shares                                    12,106,432       16,532,909
  Class C Shares                                     1,393,903          854,006
                                               ---------------   --------------
                                                   247,629,639      422,439,256
Less: Payments for shares reacquired
  Class A Shares                                  (133,952,954)    (250,578,203)
  Class B Shares                                   (12,648,619)     (22,203,497)
  Class C Shares                                   (29,035,270)     (54,657,744)
                                               ---------------   --------------
Increase in net assets from
  capital share transactions                        71,992,796       94,999,812
                                               ---------------   --------------
Total Decrease in Net Assets for period            (56,446,878)    (195,688,670)
Net Assets: Beginning of period                  1,249,147,955    1,444,836,625
                                               ---------------   --------------
Net Assets: End of period                      $ 1,192,701,077   $1,249,147,955
                                               ===============   ==============
Undistributed Net Investment Income
  at End of Period                             $       707,009   $      506,682
                                               ===============   ==============


See Notes to Financial Statements.

                           Sentinel Common Stock Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                             Six Months
                                      Ended 5/31/02 (B)    Year Ended       Year Ended      Year Ended      Year Ended    Year Ended
                                            (Unaudited)   11/30/01 (B)    11/30/00 (B)        11/30/99        11/30/98      11/30/97
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period      $     33.18     $    41.22     $     42.91     $     44.56     $     44.09   $     40.60
                                            -----------     ----------     -----------     -----------     -----------   -----------
Income (Loss) from Investment Operations
Net investment income                              0.10           0.24            0.30            0.37            0.42          0.57
Net realized and unrealized gain (loss)
 on investments                                    0.19          (2.50)           1.54            2.17            5.19          7.03
                                            -----------     ----------     -----------     -----------     -----------   -----------
Total from investment operations                   0.29          (2.26)           1.84            2.54            5.61          7.60
                                            -----------     ----------     -----------     -----------     -----------   -----------

Less Distributions
Dividends from net investment income               0.09           0.27            0.31            0.38            0.45          0.57
Distributions from realized gains on
 investments                                       3.61           5.51            3.22            3.81            4.69          3.54
                                            -----------     ----------     -----------     -----------     -----------   -----------
Total Distributions                                3.70           5.78            3.53            4.19            5.14          4.11
                                            -----------     ----------     -----------     -----------     -----------   -----------
Net asset value at end of period            $     29.77     $    33.18     $     41.22     $     42.91     $     44.56   $     44.09
                                            ===========     ==========     ===========     ===========     ===========   ===========
Total Return (%) *                                 0.92 ++       (6.43)           4.80            5.96           14.31         20.85

Ratios/Supplemental Data
Ratio of net expenses to average net
 assets (%)                                        1.04 +         1.06            1.03            1.00            1.02          1.05
Ratio of net investment income to
 average net assets (%)                            0.64 +         0.66            0.75            0.85            0.98          1.41
Portfolio turnover rate (%)                          25 ++          65              52              37              28            24
Net assets at end of period (000
omitted)                                    $ 1,077,448     $1,129,290     $ 1,313,790     $ 1,538,671     $ 1,610,630   $ 1,509,999

                                            Six Months
                                      Ended 5/31/02 (B)     Year Ended      Year Ended      Year Ended     Year Ended     Year Ended
                                            (Unaudited)    11/30/01 (B)   11/30/00 (B)    11/30/99 (B)    11/30/98 (B)  11/30/97 (B)
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net asset value at beginning of period      $     33.04     $    41.08     $     42.82     $     44.47     $     44.03   $     40.57
                                            -----------     ----------     -----------     -----------     -----------   -----------
Income (Loss) from Investment Operations
Net investment income (loss)                      (0.02)         (0.05)          (0.03)           0.03            0.07          0.27
Net realized and unrealized gain (loss)
 on investments                                    0.18          (2.48)           1.53            2.18            5.19          6.99
                                            -----------     ----------     -----------     -----------     -----------   -----------
Total from investment operations                   0.16          (2.53)           1.50            2.21            5.26          7.26
                                            -----------     ----------     -----------     -----------     -----------   -----------
Less Distributions
Dividends from net investment income                  -           0.00 **         0.02            0.05            0.13          0.26
Distributions from realized gains on
 investments                                       3.61           5.51            3.22            3.81            4.69          3.54
                                            -----------     ----------     -----------     -----------     -----------   -----------
Total Distributions                                3.61           5.51            3.24            3.86            4.82          3.80
                                            -----------     ----------     -----------     -----------     -----------   -----------
Net asset value at end of period            $     29.59     $    33.04     $     41.08     $     42.82     $     44.47   $     44.03
                                            ===========     ==========     ===========     ===========     ===========   ===========
Total Return (%) *                                 0.50 ++       (7.20)           3.94            5.14           13.38         19.89

Ratios/Supplemental Data
Ratio of net expenses to average
 net assets (%)                                    1.89 +         1.86            1.86            1.81            1.81          1.80
Ratio of net investment income (loss)
 to average net assets (%)                        (0.21)+        (0.14)          (0.08)           0.05            0.19          0.66
Portfolio turnover rate (%)                          25 ++          65              52              37              28            24
Net assets at end of period (000
 omitted)                                   $   108,456     $  112,871     $   125,430     $   149,586     $   129,966   $    77,299

(B) Per share data calculated utilizing average daily shares outstanding.
     + Annualized
    ++ Not annualized
     * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
    ** Represents less than $.005 of average daily shares outstanding.

See Notes to Financial Statements.

                           Sentinel Common Stock Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                    Six Months                                                          Period from
                                             Ended 5/31/02 (B)        Year Ended       Year Ended      Year Ended    5/4/98 through
                                                   (Unaudited)       11/30/01 (B)     11/30/00 (B)    11/30/99 (B)  11/30/98 (A)(B)
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares
Net asset value at beginning of period                $ 33.08            $ 41.16        $   42.90      $    44.55       $   45.23
                                                   ----------         ----------        ---------      ----------     -----------
Income (Loss) from Investment Operations
Net investment income (loss)                            (0.02)             (0.03)           (0.04)          (0.03)           0.06
Net realized and unrealized gain (loss) on
investments                                              0.18              (2.54)            1.52            2.20           (0.71)
                                                   ----------         ----------        ---------      ----------     -----------
Total from investment operations                         0.16              (2.57)            1.48            2.17           (0.65)
                                                   ----------         ----------        ---------      ----------     -----------
Less Distributions
Dividends from net investment income                        -               0.00 **             -            0.01            0.03
Distributions from realized gains on investments         3.61               5.51             3.22            3.81               -
                                                   ----------         ----------        ---------      ----------     -----------
Total Distributions                                      3.61               5.51             3.22            3.82            0.03
                                                   ----------         ----------        ---------      ----------     -----------
Net asset value at end of period                      $ 29.63            $ 33.08        $   41.16      $    42.90       $   44.55
                                                   ==========         ==========        =========      ==========     ===========
Total Return (%) *                                       0.50 ++           (7.30)            3.87            5.03           (1.43)++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)          1.94 +             1.91             1.93            1.90            1.92 +
Ratio of net investment income (loss) to average
  net assets (%)                                        (0.22)+            (0.12)           (0.11)          (0.04)           0.08 +
Portfolio turnover rate (%)                                25 ++              65               52              37              28
Net assets at end of period (000 omitted)             $ 6,797            $ 6,987        $   5,616      $    7,323       $   5,358

(A) Commenced operations May 4, 1998.
(B) Per share data calculated utilizing average daily shares outstanding.
 +  Annualized
++  Not annualized
 * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Represents less than $.005 of average daily shares outstanding.

See Notes to Financial Statements.

                             Sentinel Balanced Fund

  Investment in Securities
  at May 31, 2002 (Unaudited)

                                          Principal Amount              Value
                                                (M=$1,000)             (Note 1)
--------------------------------------------------------------------------------
  U.S. Government Obligations 23.3%
  U.S. Treasury Obligations 0.7%
  10-Year:
   Note 4.875%, '12                                 2,000M         $ 1,975,000
  U.S. Government Agency Obligations 22.6%                        ------------
  Federal Home Loan Mortgage Corporation 0.2%
  Mortgage-Backed Securities:
  15-Year:
    9%, '05                                           313M             326,170
    9.5%, '06                                         249M             261,649
                                                                  ------------
  Total Federal Home
   Loan Mortgage Mortgage                                              587,819
                                                                  ------------
  Federal National Mortgage Association 17.5%
  Collateralized Mortgage
   Obligations:
   FNR 1998-17 T
    6.25%, '26                                      5,000M           5,193,050
   FNR 1997-74 P
    6.5%, '26                                       5,500M           5,756,465
                                                                  ------------
                                                                    10,949,515
                                                                  ------------
  Mortgage-Backed Securities:
  15-Year:
    9%, '06                                           353M             369,605
    10.5%, '12                                         82M              93,134
    6.5%, '15                                       3,626M           3,769,594
                                                                  ------------
                                                                     4,232,333
                                                                  ------------
  20-Year:
    10.25%, '17                                       243M             275,314
                                                                  ------------
  30-Year:
    6.5%, '24                                       2,516M           2,577,537
    7%, '24                                         1,683M           1,755,917
    8%,  27                                         5,004M           5,359,177
    8%, '27                                           466M             501,292
    6%,  28                                         3,734M           3,743,779
    6.5%, '28                                       4,558M           4,651,895
    7.5%, '28                                       1,009M           1,064,864
    8%, '28                                           276M             297,071
    6%, '29                                           377M             375,068
    6.5%, '29                                       2,231M           2,276,758
    7%, '29                                         1,490M           1,543,572
    9%, '29                                           165M             178,173
    6.5%,  31                                       2,563M           2,608,914
    7%, '31                                         3,923M           4,056,399
                                                                  ------------
                                                                    30,990,416
                                                                  ------------

  Total Federal National Mortgage Association                       46,447,578
                                                                  ------------
  Government National Mortgage Association 4.9%
  Mortgage-Backed Securities:
  15-year:
    7.5%, '14                                         618M             657,156
    8%, '15                                           288M             307,416
    7%, '16                                         2,302M           2,428,581
                                                                  ------------
                                                                     3,393,153
                                                                  ------------
  30-Year:
    9%, '09                                            21M              22,485
    6%, '26                                         4,484M           4,693,295
    7%, '28                                         1,596M           1,658,358
    7%, '29                                         1,240M           1,286,250
    6.5%, '31                                       1,795M           1,830,811
                                                                  ------------
                                                                     9,491,199
                                                                  ------------
  Total Government National Mortgage Association                    12,884,352
                                                                  ------------
  Total U.S. Government Agency Obligations                          59,919,749
                                                                  ------------
  Total U.S. Government Obligations
   (Cost $60,911,934)                                               61,894,749
                                                                  ------------
  Bonds 12.1%
  Computer Products & Services 1.7%
  IBM Corporation
    6.5%, '28                                       3,000M        $  2,910,000
  Sun Microsystems, Inc.
    7%, '02                                         1,500M           1,509,375
                                                                  ------------
                                                                     4,419,375
                                                                  ------------
  Consumer Products & Services 2.2%
  Anheuser-Busch
    7.55%, '30                                      3,500M           3,990,000
  Comcast Cable Communications
    6.875%, '09                                     2,000M           1,977,500
                                                                  ------------
                                                                     5,967,500
                                                                  ------------
  Financial Institutions 4.2%
  Boeing Capital Corp.
    6.5%, '12                                       1,000M           1,037,500
  John Deere BV
    5.875%, '06                                     3,250M           3,298,750
  Manufacturers & Traders
    7%, '05                                         4,000M           4,295,000
  Wells Fargo & Company
    5.25%, '07                                      2,500M           2,518,750
                                                                  ------------
                                                                    11,150,000
                                                                  ------------
  Foreign Utilities-Telephone
    0.9%
  British Telecommunicatons
    8.875%, '30                                     2,000M           2,300,000
                                                                  ------------
  Industrial 0.6%
  Praxair Inc.
    6.375%, '12                                     1,500M           1,537,500
                                                                  ------------
  Media 0.7%
  Walt Disney Company
    7%, '32                                         2,000M           2,012,500
                                                                  ------------
  Railroads 0.4%
  Union Pacific Corp.
    6.625%, '29                                     1,000M             975,000
                                                                  ------------
  Real Estate Investment Trusts 0.4%
  Simon Debartolo
    6.625%, '03                                     1,000M           1,023,750
                                                                  ------------
  Telecommunications 1.0%
  A T & T Corp.
    6.5%, '29                                       2,000M           1,452,500
  MCI Worldcom, Inc.
    6.4%, '05                                       2,000M           1,150,000
                                                                  ------------
                                                                     2,602,500
                                                                  ------------
  Total Bonds
   (Cost $31,193,172)                                               31,988,125
                                                                  ------------
  Common Stocks 60.6%
  Consumer Discretionary 5.9%
* AOL Time Warner, Inc.                             60,000           1,122,000
  Gap, Inc.                                        110,000           1,602,700
  Hasbro, Inc.                                      75,000           1,147,500
* Liberty Media Corp.                              230,000           2,771,500
  Marriott Int'l. - Class A                         34,100           1,379,004
  McDonald's Corp.                                 100,000           2,994,000
  McGraw-Hill Cos.                                  13,000             820,690
  Omnicom Group, Inc.                                9,000             777,330
* Radioshack Corp.                                  25,000             856,000
* Toys R Us, Inc.                                   76,500           1,396,125
  Walt Disney Co.                                   41,000             939,310
                                                                  ------------
                                                                    15,806,159
                                                                  ------------
  Consumer Staples 4.3%
  Colgate Palmolive                                 15,000             813,000
  ConAgra Foods, Inc.                               50,000           1,230,500
  CVS Corp.                                         30,000             960,900
  General Mills,Inc.                                28,000           1,274,000
  Gillette Co.                                      25,000             889,250
  Kellogg Co.                                       50,000           1,835,000
  Kimberly-Clark Corp.                              25,000           1,623,000
* Kroger Co.                                        40,000             894,000
* SafeWay, Inc.                                     25,000           1,016,250
  Sara Lee Corp.                                    37,000             779,960
                                                                  ------------
                                                                    11,315,860
                                                                  ------------
  Energy 7.0%
  Anadarko Petroleum Corp.                          21,700           1,101,275
  Baker Hughes, Inc.                                26,400             967,560
  Burlington Resources, Inc.                        24,200             982,520
  ChevronTexaco Corp.                               18,300           1,596,675
  EOG Resources, Inc.                               36,800           1,508,800
  Exxon Mobil Corp.                                 94,798           3,785,284
  GlobalSantaFe Corp.                               46,300           1,562,625
  Ocean Energy, Inc.                               105,000           2,334,150
  Royal Dutch Petroleum Co.                         30,500           1,677,500
  Schlumberger Ltd.                                 25,700           1,327,148
  Transocean Sedco Forex                             6,776             258,640
* Weatherford Int'l., Inc.                          32,000           1,611,200
                                                                  ------------
                                                                    18,713,377
                                                                  ------------
  Financials 10.3%
  American Express Co.                              30,400           1,292,304
  American Int'l. Group                             25,000           1,674,250
  AON Corp.                                         90,000           3,008,700
  Bank of New York, Inc.                            57,600           2,090,880
  *Berkshire Hathaway, Inc. - Class A                   45           3,357,000
  Chubb Corporation                                 50,000           3,758,000
  Citigroup, Inc.                                   70,000           3,022,600
  Fleetboston Financial Corp.                       47,000           1,656,280
  Franklin Resources, Inc.                          20,000             870,600
  US Bancorp                                       100,000           2,365,000
  Wachovia Corp.                                    42,000           1,611,540
  Wells Fargo & Co.                                 48,000           2,515,200
                                                                  ------------
                                                                    27,222,354
                                                                  ------------

                                              See Notes to Financial Statements.

                             Sentinel Balanced Fund
at May 31, 2002 (Unaudited)
                                                         Shares           Value
                                                                       (Note 1)
-------------------------------------------------------------------------------
  Health Care 9.7%
  Bausch & Lomb, Inc.                                    36,000    $  1,359,720
* Biogen, Inc.                                           30,000       1,496,400
* Boston Scientific Corp.                                85,000       2,367,250
  Bristol-Myers Squibb Co.                               60,000       1,867,200
* Caremark Rx, Inc.                                      60,000       1,160,400
  C. R. Bard, Inc.                                       40,000       2,204,000
* Elan Corp. plc (ADR)                                   20,000         197,200
* First Health Group Corp.                               20,000         549,200
* Guidant Corp.                                          75,000       3,000,000
  Hillenbrand                                            20,000       1,215,000
  Industries, Inc.
  Johnson & Johnson                                      26,000       1,595,100
  Lilly, Eli & Co.                                       43,000       2,782,100
* MedImmune, Inc.                                        15,500         504,060
  Pharmacia Corp.                                        59,900       2,587,081
  Wyeth                                                  50,000       2,775,000
                                                                   ------------
                                                                     25,659,711
                                                                   ------------
  Industrials 9.5%
  Canadian National
  Railway Co.                                            48,800       2,422,920
* Ceridian Corp.                                         60,000       1,371,600
  Deere & Co.                                            41,400       1,945,800
  General Dynamics Corp.                                 28,000       2,816,800
  General Electric Co.                                   21,700         675,738
  Pall Corp.                                             51,600       1,174,416
  Raytheon Co.                                           97,900       4,327,180
* Republic Services, Inc.                                51,400       1,080,428
  Ryder System, Inc.                                     27,700         828,230
* SPX Corp.                                               9,000       1,237,500
  Tyco International Ltd.                                98,900       2,170,855
  Union Pacific Corp.                                    39,300       2,406,732
  United Technologies Corp.                              40,100       2,761,687
                                                                   ------------
                                                                     25,219,886
                                                                   ------------
  Information Technology 4.6%
* Agilent Technologies                                   42,400       1,118,088
* Analog Devices, Inc.                                   20,000         732,400
  Computer Associates Int'l., Inc.                       45,000         781,200
* Corning, Inc.                                         100,000         480,000
  Diebold, Inc.                                          27,000       1,067,310
  Hewlett-Packard Co.                                    84,500       1,613,105
  Intel Corporation                                      26,000         718,120
  International Business Machines                        10,000         804,500
* LSI Logic Corp.                                        50,000         570,000
* Lucent Tecnologies, Inc.                               75,000         348,750
* Microsoft Corp.                                        16,600         845,106
  Millipore Corp.                                        20,000         791,600
* Mykrolis Corp.                                         13,536         182,736
* Nortel Networks Corp.                                  60,000         132,600
* Teradyne, Inc.                                         35,500         961,340
  Texas Instruments, Inc.                                37,000       1,060,790
                                                                   ------------
                                                                     12,207,645
                                                                   ------------

  Materials 4.9%
  Alcan, Inc.                                            61,500    $  2,343,150
  Cabot Corp.                                            37,100         913,773
  Dupont (EI) de Nemours                                 32,500       1,495,000
  Engelhard Corp.                                        25,800         802,896
  IMC Global, Inc.                                       96,600       1,354,332
  International Paper Co.                                59,400       2,560,140
  MeadWestvaco Corp.                                     55,000       1,735,800
  Rohm & Haas Co.                                        45,100       1,699,368
                                                                   ------------
                                                                     12,904,459
                                                                   ------------
  Telecommunication Services 2.7%
  Alltel Corp.                                           30,000       1,544,700
  AT & T Corporation                                     90,000       1,077,300
  Bellsouth Corp.                                        33,000       1,098,240
  SBC Communications, Inc.                               36,000       1,234,440
  Verizon Communications                                 50,000       2,150,000
                                                                   ------------
                                                                      7,104,680
                                                                   ------------
  Utilities 1.7%
  Duke Energy Corp.                                      40,000       1,280,400
  El Paso Corp.                                          67,300       1,726,245
  TECO Energy                                            30,000         747,000
  Xcel Energy, Inc.                                      35,000         752,150
                                                                   ------------
                                                                      4,505,795
                                                                   ------------
  Total Common Stocks
   (Cost $136,648,934)                                              160,659,926
                                                                   ------------

                                                    Principal Amount      Value
                                                       (M=$1,000)      (Note 1)
-------------------------------------------------------------------------------
Corporate Short-Term Notes 4.1%
American Express
   1.76%, 06/04/02                                        2,000M   $  1,999,707
American Express
   1.75%, 06/13/02                                        3,000M      2,998,250
Salomon Smith Barney
   1.79%, 06/07/02                                        6,000M      5,998,210
                                                                   ------------
Total Corporate Short-Term Notes
 (Cost $10,996,167)                                                  10,996,167
                                                                   ------------
Total Investments
 (Cost $239,750,207)**                                              265,538,967

Excess of Liabilities
  Over Other Assets (0.1%)                                             (338,776)
                                                                   ------------
Net Assets                                                         $265,200,191
                                                                   ============

*  Non-income producing.

** Cost for federal income tax purposes is substantially similar. At May 31, 2002 net unrealized appreciation for federal income tax purposes aggregated $25,788,760 of which $39,007,372 related to appreciated securities and $13,218,612 related to depreciated securities.
   (ADR) - American Depository Receipt

                                              See Notes to Financial Statements.

                             Sentinel Balanced Fund

Statement of Assets and Liabilities
at May 31, 2002 (Unaudited)

-------------------------------------------------------------------------------
Assets
Investments at value (Cost $239,750,207)                          $ 265,538,967
Cash and cash equivalents                                             2,049,040
Receivable for securities sold                                          148,560
Receivable for fund shares sold                                         197,738
Receivable for dividends and interest                                 1,253,786
                                                                  -------------
  Total Assets                                                      269,188,091
                                                                  -------------

-------------------------------------------------------------------------------
Liabilities
Payable for securities purchased                                      3,508,465
Payable for fund shares repurchased                                     113,465
Accrued expenses                                                         91,286
Management fee payable                                                  135,149
Distribution fee payable (Class A Shares)                                64,845
Distribution fee payable (Class B Shares)                                32,285
Distribution fee payable (Class C Shares)                                 3,778
Distribution fee payable (Class D Shares)                                 3,749
Fund service fee payable                                                 34,878
                                                                 --------------
  Total Liabilities                                                   3,987,900
                                                                 --------------
Net Assets Applicable to Outstanding Shares                      $  265,200,191
                                                                 ==============
Net Asset Value and Offering Price per Share
  Class A Shares
$210,119,711 / 13,613,549 shares outstanding                     $        15.43
Sales Charge -- 5.00% of offering price                                    0.81
                                                                 --------------
Maximum Offering Price                                           $        16.24
                                                                 ==============
  Class B Shares
$44,303,957 / 2,861,566 shares outstanding                       $        15.48
                                                                 ==============
  Class C Shares
$4,929,726 / 319,180 shares outstanding                          $        15.44
                                                                 ==============
  Class D Shares
$5,846,797 / 380,420 shares outstanding                          $        15.37
                                                                 ==============

-------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                                       $      171,747
Paid-in capital                                                     228,821,184
Accumulated undistributed net investment income                         548,181
Accumulated undistributed net realized
  short-term loss on investments                                    (18,781,838)
Accumulated undistributed net realized
  long-term gain on investments                                      28,652,157
Unrealized appreciation of investments                               25,788,760
                                                                 --------------
Net Assets                                                       $  265,200,191
                                                                 ==============


Statement of Operations
For the Six Months Ended May 31, 2002 (Unaudited)

-------------------------------------------------------------------------------
Investment Income
Income:
Dividends                                                        $    1,281,481
Interest                                                              2,964,567
                                                                 --------------
  Total Income                                                        4,246,048
                                                                 --------------
Expenses:
Management advisory fee                                                 805,847
Transfer agent fees                                                     235,660
Custodian fees                                                           19,322
Distribution expense (Class A Shares)                                   319,751
Distribution expense (Class B Shares)                                   221,775
Distribution expense (Class C Shares)                                    26,254
Distribution expense (Class D Shares)                                    18,881
Post retirement health and pension benefits                              53,711
Accounting services                                                      44,615
Auditing fees                                                            12,225
Legal fees                                                                4,950
Reports and notices to shareholders                                      20,875
Registration and filing fees                                             28,055
Directors' fees and expenses                                             15,200
Other                                                                     5,218
  Total Expenses                                                      1,832,339
  Expense Offset                                                        (12,522)
  Net Expenses                                                        1,819,817
Net Investment Income                                                 2,426,231

-------------------------------------------------------------------------------
Realized and Unrealized Loss on Investments
Net realized gain on sales of investments                            10,661,553
Net change in unrealized appreciation
  (depreciation)                                                    (13,516,507)
                                                                 ---------------
Net Realized and Unrealized Loss
  on Investments                                                     (2,854,954)
                                                                 ---------------
Net Decrease in Net Assets from Operations                       $     (428,723)
                                                                 ==============

See Notes to Financial Statements.

                             Sentinel Balanced Fund

Statement of Changes on Net Assets

                                                   Six Months
                                                        Ended               Year
                                                      5/31/02              Ended
                                                   (Unaudited)          11/30/01
--------------------------------------------------------------------------------
Decrease in Net Assets from Operations
Net investment income                           $    2,426,231   $     6,749,570
Net realized gain on sales of investments           10,661,553        14,904,601
Net change in unrealized
     appreciation (depreciation)                   (13,516,507)      (22,296,320)
                                                --------------   ---------------
Net decrease in net assets from operations            (428,723)         (642,149)
                                                --------------   ---------------

--------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
     Class A Shares                                 (2,214,915)       (6,394,662)
     Class B Shares                                   (280,418)         (945,523)
     Class C Shares                                    (34,604)          (72,038)
     Class D Shares                                    (21,443)          (41,333)
From net realized gain on investments
     Class A Shares                                (12,475,747)      (19,674,131)
     Class B Shares                                 (2,544,919)       (3,854,653)
     Class C Shares                                   (311,196)         (253,980)
     Class D Shares                                   (247,142)         (171,806)
                                                --------------   ---------------
Total distributions to shareholders                (18,130,384)      (31,408,126)
                                                --------------   ---------------

--------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
     Class A Shares                                 10,743,504        26,824,968
     Class B Shares                                  4,361,715         9,751,517
     Class C Shares                                  1,709,861         4,866,762
     Class D Shares                                  1,982,538         2,535,704
Net asset value of shares in reinvestment
     of dividends and distributions
     Class A Shares                                 13,736,835        24,100,110
     Class B Shares                                  2,716,773         4,574,222
     Class C Shares                                    338,510           318,772
     Class D Shares                                    256,754           212,044
                                                --------------   ---------------
                                                    35,846,490        73,184,099
Less: Payments for shares reacquired
     Class A Shares                                (16,475,716)      (39,681,283)
     Class B Shares                                 (4,358,471)      (10,075,627)
     Class C Shares                                 (2,324,785)       (2,308,087)
     Class D Shares                                   (236,738)         (281,988)
                                                --------------   ---------------
Increase in net assets from
     capital share transactions                     12,450,780        20,837,114
                                                --------------   ---------------
Total Decrease in Net Assets for period             (6,108,327)      (11,213,161)
Net Assets: Beginning of period                    271,308,518       282,521,679
                                                --------------   ---------------
Net Assets: End of period                       $  265,200,191   $   271,308,518
                                                ==============   ===============
Undistributed Net Investment Income
     at End of Period                           $      548,181   $       555,542
                                                ==============   ===============

See Notes to Financial Statements.

                             Sentinel Balanced Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                       Six Months
                                                Ended 5/31/02 (C)       Year Ended    Year Ended  Year Ended  Year Ended  Year Ended
                                                      (Unaudited)     11/30/01 (C)  11/30/00 (C)    11/30/99    11/30/98    11/30/97
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period                   $  16.57         $  18.67      $  19.38    $  20.88    $  20.29    $  18.55
                                                      -----------     ------------  ------------  ----------  ----------  ----------
Income (Loss) from Investment Operations
Net investment income                                        0.17             0.46          0.61        0.55        0.54        0.56
Net realized and unrealized gain (loss) on
  investments                                               (0.18)           (0.47)         0.25       (0.03)       1.76        2.18
                                                      -----------     ------------  ------------  ----------  ----------  ----------
Total from investment operations                            (0.01)           (0.01)         0.86        0.52        2.30        2.74
                                                      -----------     ------------  ------------  ----------  ----------  ----------
Less Distributions
Dividends from net investment income                         0.17             0.50          0.62        0.54        0.55        0.55
Distributions from realized gains on
  investments                                                0.96             1.59          0.95        1.48        1.16        0.45
                                                      -----------     ------------  ------------  ----------  ----------  ----------
Total Distributions                                          1.13             2.09          1.57        2.02        1.71        1.00
                                                      -----------     ------------  ------------  ----------  ----------  ----------
Net asset value at end of period                         $  15.43         $  16.57      $  18.67    $  19.38    $  20.88    $  20.29
                                                      ===========     ============  ============  ==========  ==========  ==========
Total Return (%)*                                           (0.11)++         (0.14)         4.82        2.56       12.19       15.43

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)              1.21 +           1.15          1.13        1.12        1.13        1.17
Ratio of net investment income to average
  net assets (%)                                             1.97 +           2.58          3.29        2.73        2.69        2.93
Portfolio turnover rate (%)                                    61 ++           124           127         110          81          63
Net assets at end of period (000 omitted)                $210,120         $216,950      $231,855    $297,027    $330,067    $314,948

                                                       Six Months
                                                Ended 5/31/02 (C)   Year Ended  Year Ended  Year Ended   Year Ended     Year Ended
                                                      (Unaudited)  11/30/01 (C)  11/30/00 (C) 11/30/99 (C) 11/30/98 (C) 11/30/97 (C)
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net asset value at beginning of period                $  16.61         $  18.70    $  19.41    $  20.91    $  20.32      $  18.58
                                                   -----------      -----------  ----------  ----------  ----------    ----------
Income (Loss) from Investment Operations
Net investment income                                     0.11             0.31        0.47        0.39        0.38          0.42
Net realized and unrealized gain (loss) on
  investments                                            (0.18)           (0.45)       0.25       (0.02)       1.77          2.18
                                                   -----------      -----------  ----------  ----------  ----------    ----------
Total from investment operations                         (0.07)           (0.14)       0.72        0.37        2.15          2.60
                                                   -----------      -----------  ----------  ----------  ----------    ----------
Less Distributions
Dividends from net investment income                      0.10             0.36        0.48        0.39        0.40          0.41
Distributions from realized gains on
  investments                                             0.96             1.59        0.95        1.48        1.16          0.45
                                                   -----------      -----------  ----------  ----------  ----------    ----------
Total Distributions                                       1.06             1.95        1.43        1.87        1.56          0.86
                                                   -----------      -----------  ----------  ----------  ----------    ----------
Net asset value at end of period                      $  15.48         $  16.61    $  18.70    $  19.41    $  20.91      $  20.32
                                                   ===========      ===========  ==========  ==========  ==========    ==========
Total Return (%)*                                        (0.45)++         (0.86)       3.99        1.79       11.34         14.57

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)           2.03 +           1.93        1.91        1.87        1.90          1.89
Ratio of net investment income to average
  net assets (%)                                          1.24 +           1.80        2.52        2.00        1.91          2.21
Portfolio turnover rate (%)                                 61 ++           124         127         110          81            63
Net assets at end of period (000 omitted)             $ 44,304         $ 44,616    $ 45,617    $ 52,086    $ 46,946      $ 26,593

(C) Per share data calculated utilizing average daily shares outstanding.
  + Annualized
 ++ Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

                             Sentinel Balanced Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                       Six Months                                                   Period from
                                                Ended 5/31/02 (C)      Year Ended     Year Ended     Year Ended   5/4/98 through
                                                      (Unaudited)    11/30/01 (C)   11/30/00 (C)   11/30/99 (C)   11/30/98 (A)(C)
---------------------------------------------------------------------------------------------------------------------------------
Class C Shares
Net asset value at beginning of period                     $16.58          $18.68         $19.39         $20.90            $20.87
                                                      -----------     -----------    -----------    -----------       -----------
Income (Loss) from Investment Operations
Net investment income                                        0.09            0.31           0.41           0.32              0.20
Net realized and unrealized gain (loss) on
  investments                                               (0.17)          (0.48)          0.23          (0.03)            (0.01)
                                                      -----------     -----------    -----------    -----------       -----------
Total from investment operations                            (0.08)          (0.17)          0.64           0.29              0.19
                                                      -----------     -----------    -----------    -----------       -----------
Less Distributions
Dividends from net investment income                         0.10            0.34           0.40           0.32              0.16
Distributions from realized gains on investments             0.96            1.59           0.95           1.48                 -
                                                      -----------     -----------    -----------    -----------       -----------
Total Distributions                                          1.06            1.93           1.35           1.80              0.16
                                                      -----------     -----------    -----------    -----------       -----------
Net asset value at end of period                           $15.44          $16.58         $18.68         $19.39            $20.90
                                                      ===========     ===========    ===========    ===========       ===========
Total Return (%) *                                          (0.51)++        (1.06)          3.54           1.38              0.94 ++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)              1.99 +          2.06           2.24           2.25              2.18 +
Ratio of net investment income to average
  net assets (%)                                             1.18 +          1.61           2.20           1.65              1.63 +
Portfolio turnover rate (%)                                    61 ++          124            127            110                81
Net assets at end of period (000 omitted)                  $4,930          $5,578         $3,066         $3,350            $1,523

                                                       Six Months                                      Period from
                                                Ended 5/31/02 (C)      Year Ended     Year Ended    1/4/99 through
                                                      (Unaudited)    11/30/01 (C)   11/30/00 (C)   11/30/99 (B)(C)
------------------------------------------------------------------------------------------------------------------
Class D Shares
Net asset value at beginning of period                     $16.51          $18.63         $19.32            $19.68
                                                      -----------     -----------    -----------       -----------
Income (Loss) from Investment Operations
Net investment income                                        0.08            0.23           0.38              0.33
Net realized and unrealized gain (loss) on
  investments                                               (0.19)          (0.48)          0.27             (0.38)
                                                      -----------     -----------    -----------       -----------
Total from investment operations                            (0.11)          (0.25)          0.65             (0.05)
                                                      -----------     -----------    -----------       -----------
Less Distributions
Dividends from net investment income                         0.07            0.28           0.39              0.31
Distributions from realized gains on
  investments                                                0.96            1.59           0.95                 -
                                                      -----------     -----------    -----------       -----------
Total Distributions                                          1.03            1.87           1.34              0.31
                                                      -----------     -----------    -----------       -----------
Net asset value at end of period                           $15.37          $16.51         $18.63            $19.32
                                                      ===========     ===========    -----------       -----------
Total Return (%) *                                          (0.72)++        (1.52)          3.62             (0.24)++

Ratios/Supplemental Data
Ratio of net expenses to average net                         2.49 +          2.54           2.38              2.08 +
   assets (%)
Ratio of net investment income to average
  net assets (%)                                             0.70 +          1.13           2.06              1.93 +
Portfolio turnover rate (%)                                    61 ++          124            127               110
Net assets at end of period (000 omitted)                  $5,847          $4,164         $1,983            $1,138

(A) Commenced operations May 4, 1998.
(B) Commenced operations January 4, 1999.
(C) Per share data calculated utilizing average daily shares outstanding.
  + Annualized
 ++ Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

                         Sentinel High Yield Bond Fund

Investment in Securities
at May 31, 2002 (Unaudited)
                                                      Principal Amount Value
                                                          (M=$1,000) (Note 1)
----------------------------------------------------------------------------
  Bonds 90.2%
  Aerospace & Defense 1.8%
  BE Aerospace
   9.5%, '08                                                  270M   $  261,900
  Transdigm, Inc.
   10.375%, '08                                             1,000M    1,020,000
                                                                    -----------
                                                                      1,281,900
                                                                    -----------
  Automobiles & Auto Parts 1.2%
  Collins & Aikman Products Co.
   11.5%, '06                                                 560M      565,600
  Stoneridge, Inc.
   11.5%, '12 (a)                                             300M      319,500
                                                                    -----------
                                                                        885,100
                                                                    -----------
  Broadcasting 2.1%
  Lin Television Corp.
   8.375%, '08                                              1,000M    1,020,000
  PanAmSat Corp.
   8.5%, '12 (a)                                              530M      533,975
                                                                    -----------
                                                                      1,553,975
                                                                    -----------
  Building - Residential & Commercial l3.0%
  Interface, Inc.
   10.375%, '10 (a)                                           800M      869,000
  Meritage Corp.
   9.75%, '11                                                 500M      529,375
  Schuler Homes, Inc.
   10.5%, '11                                                 725M      792,063
                                                                    -----------
                                                                      2,190,438
                                                                    -----------
  Cable/Other Video Distribution 6.0%
  Charter Communications
   10.75%, '09                                                750M      697,500
  Echostar Broadband Corp.
   10.375%, '07                                               185M      194,713
  Echostar DBS Corp.
   9.375%, '09                                              1,000M    1,020,000
  Emmis Communications Corp.
   0% '06
   12.5%, '11                                               1,000M      750,000
  Ono Finance Plc.
   14%, '11                                                 1,500M      577,500
  Paxson Communications Corp.
   10.75%, '08                                                500M      543,750
  Paxson Communications Corp.
   0%, '06
   2.25%, '09                                                 825M      600,187
                                                                    -----------
                                                                      4,383,650
                                                                    -----------
  Chemicals 3.7%
  Acetex Corp.
   10.875%, '09                                             1,000M    1,060,000
  Buckeye Cellulose Corp.
   8.5%, '05                                                  750M      705,938
  Lyondell Chemical Co.
   9.625%, '07                                                500M      491,250
  Lyondell Chemical Co.
   9.5%, '08 (a)                                              500M      485,000
                                                                    -----------
                                                                      2,742,188
                                                                    -----------
  Consumer Products 4.1%
  Sealy Mattress Co.
   9.875%, '07                                                875M      908,906
  Simmons Co.
   10.25%, '09                                              1,000M    1,072,500
  Windmere-Durable Holdings, Inc.
   10%, '08                                                 1,000M    1,035,000
                                                                    -----------
                                                                      3,016,406
                                                                    -----------
  Containers & Packaging 6.4%
  Four M. Corp.
   12%, '06                                                 1,000M  $ 1,035,000
  Graphic Packaging Corp.
   8.625%, '12 (a)                                            750M      787,500
  Norampac, Inc.
   9.5%, '08                                                1,000M    1,067,500
  Owens-Brockway Glass Container
   8.875%, '09 (a)                                            450M      468,000
  Owens Illinois, Inc.
   7.35%, '08                                                 535M      496,212
  Riverwood International Corp.
   10.875%, '08                                               820M      856,900
                                                                    -----------
                                                                      4,711,112
                                                                    -----------
  Energy, Oil & Gas 6.0%
  Giant Industries, Inc.
   11%, '12 (a)                                               730M      682,550
  Parker Drilling Co.
   10.125%, '09                                               500M      532,500
  SESI LLC 8.875%, '11                                        750M      761,250
  Swift Energy Co.
   9.375%, '12                                              1,000M      997,500
  Tri-Union Development Corp.
   12.5%, '06                                                 500M      428,750
  Western Gas Resources, Inc.
   10%, '09                                                   950M    1,021,250
                                                                    -----------
                                                                      4,423,800
                                                                    -----------
  Entertainment/Gaming 23.4%
  Alamosa Delaware, Inc.
   12.5%, '11                                               1,000M      835,000
  AMC Entertainment, Inc.
   9.875%, '12 (a)                                          1,000M    1,025,000
  Ameristar Casinos, Inc.
   10.75%, '09                                              1,000M    1,105,000
  Argosy Gaming Co.
   10.75%, '09                                              1,000M    1,107,500
  Coast Hotels & Casino, Inc.
   9.5%, '09                                                1,000M    1,065,000
  Hammons, John Q. Hotels LP
   8.875%, '12 (a)                                            750M      765,000
  Hockey Company Unit
    11.25%, '09 (a)                                           675M      686,813
  Hollywood Casino Shreveport
    13%, '06                                                1,000M    1,100,000
  Hollywood Parks, Inc.
   9.25%, '07                                               1,000M      965,000
  Intrawest Corp.
   10.5%, '10                                               1,000M    1,085,000
  Isle of Capri Casinos, Inc.
   8.75%, '09                                               1,000M    1,032,500
  Mandalay Resort Group
   10.25%, '07                                              1,000M    1,090,000
  Meristar Hospitality Corp.
   9.125%, '11                                                700M      714,000
  Six Flags, Inc.
   8.875%, '10 (a)                                            750M      761,250
  Vail Resorts, Inc.
   8.75%, '09                                               1,000M    1,025,000
  Venetian Casino Resort
   12.25%, '04                                              1,000M    1,066,250
  Venetian Casino Resort
   11%, '10 (a)                                               575M      599,437
  Weight Watchers International, Inc.
   13%, '09                                                 1,000M    1,168,750
                                                                    -----------
                                                                     17,196,500
                                                                    -----------
  Food/Restaurants 2.9%
  Foodmaker, Inc.
   8.375%, '08                                                750M  $   776,250
  Michael Foods, Inc.
   11.75%, '11                                                500M      553,750
  Tricon Global Restaurants
   8.875%, '11                                                750M      800,625
                                                                    -----------
                                                                      2,130,625
                                                                    -----------
  Hospitals and Healthcare/Medical
   Technology 5.3%
  Alaris Medical Systems, Inc.
   11.625%, '06                                               200M      227,000
  Extendicare Health Services, Inc.
   9.35%, '07                                               1,000M      965,000
  Icon Health & Fitness, Inc.
   11.25%, '12 (a)                                          1,000M      987,500
  Pacificare Health Systems
   10.75%, '09 (a)                                            550M      570,625
  Triad Hospital Holdings, Inc.
   11%, '09                                                 1,000M    1,127,500
                                                                    -----------
                                                                      3,877,625
                                                                    -----------
  Industrial Equipment 2.8%
  AGCO Corp.
   8.5%, '06                                                1,000M    1,012,500
  Dresser, Inc.
   9.375%, '11                                                750M      778,125
  MDC Holdings, Inc.
   8.375%, '08                                                275M      283,250
                                                                    -----------
                                                                      2,073,875
                                                                    -----------
  Metals/Minerals 6.1%
  Alltrista Corp.
   9.75%, ';12 (a)                                          1,000M      985,000
**Bulong Operations Property Ltd.
   12.5%, '08 *                                             1,000M       10,000
  Century Aluminum Co.
   11.75%, '08                                                500M      540,000
  Metallurg, Inc.
   11%, '07                                                   750M      678,750
  Newmont Mining Corp.
   8.625%, '11                                                500M      545,625
  OM Group, Inc.
   9.25%, '11 (a)                                           1,000M    1,047,500
  UCAR Financials
   10.25%, '12 (a)                                            650M      682,500
                                                                    -----------
                                                                      4,489,375
                                                                    -----------
  Paper & Printing 0.8%
  Repap New Brunswick, Inc.
   11.5%, '04                                                 500M      571,250
  Real Estate 1.3%                                                  -----------
  Crescent Real Estate
   9.25%, '09 (a)                                             900M      934,875
  Rental 1.0%                                                       -----------
  United Rentals North America, Inc.
   10.75%, '08                                                685M      758,638
  Retail 4.7%                                                       -----------
  Advance Stores, Inc.
   10.25%, '08                                              1,000M    1,067,500
  Michael's Store, Inc.
   9.25%, '09                                               1,000M    1,070,000
  Office Depot, Inc.
   10%, '08                                                 1,000M    1,105,000
  Petco Animal Supplies
   10.75%, '11 (a)                                            175M      192,500
                                                                    -----------
                                                                      3,435,000
                                                                    -----------

                                              See Notes to Financial Statements.

                          Sentinel High Yield Bond Fund
at May 31, 2002 (Unaudited)
                                               Principal Amount          Value
                                                  (M=$1,000)           (Note 1)
--------------------------------------------------------------------------------

  Semiconductors & Equipment 2.3%
  Amkor Technology, Inc.
   10.5%, '09                                         630M        $    628,425
  Flextronics International, Inc.
   9.875%, '10                                      1,000M           1,087,500
                                                                  ------------
                                                                     1,715,925
                                                                  ------------
  Service 2.3%
  AFC Enterprises, Inc.
   10.25%, '07                                        775M             820,531
  Coinmach Corp.
   9%, '10 (a)                                        800M             835,000
                                                                  ------------
                                                                     1,655,531
                                                                  ------------
  Waste Management 2.0%
  Allied Waste North American, Inc.
   7.875%, '09                                      1,000M             976,250
**Waste Systems International, Inc.
   11.5%, '06 *                                       750M             453,750
                                                                  ------------
                                                                     1,430,000
                                                                  ------------
  Wireless Communications  1.0%
  Crown Castle International Corp.
   10.75%, '11                                        630M             544,950
  Triton PCS, Inc.
   8.75%, '11                                         600M             196,875
                                                                  ------------
                                                                       741,825
                                                                  ------------
  Total Bonds
     (Cost $65,598,585)                                             66,199,613
                                                                  ------------

                                                     Shares            Value
                                                                      (Note 1)
------------------------------------------------------------------------------
  Common Stocks 0.0%
  Energy, Oil, & Gas 0.0%
* Tribo Petroleum
   (Cost $ 0)                                         500         $      5,000
  Preferred Stocks 0.4%                                           ------------
  Containers & Packaging 0.4%
* Owens Illinois, Inc.
   (Cost $ 250,129)                                10,700              274,187
                                                                  ------------
  Warrants 0.0%
* Ono Finance Plc.
   Warrants (a)                                     1,000                  375
  Ono Finance Plc.
   Warrants (a)                                     1,000                  375
  Total Warrants                                                  ------------
   (Cost $ 0)                                                              750

  U.S. Government
   Agency Obligations 6.1%
   Federal Home Loan Bank Discount Note
   1.73%, 06/03/2002
   (Cost $ 4,451,565)                               4,452M        $  4,451,565
                                                                  ------------
  Total Investments
   (Cost $70,300,279)***                                            70,931,115

   Excess of Other Assets
      Over Liabilities 3.3%                                          2,431,182
                                                                  ------------
   Net Assets                                                     $ 73,362,297
                                                                  ============

   (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At May 31, 2002, the market value of rule 144A securities amounted to $14,219,275 or 19.4% of net assets.

   *   Non-income producing.

   **  Bond in default.

   *** Also cost for federal income tax purposes. At May 31, 2002, unrealized appreciation for federal income tax purposes aggregated $630,836 of which $3,017,086 related to appreciated securities and $2,386,250 related to depreciated securities.

                                              See Notes to Financial Statements.

                         Sentinel High Yield Bond Fund

Statement of Assets and Liabilities
at May 31, 2002 (Unaudited)

--------------------------------------------------------------------------------
Assets
Investments at value (Cost $70,300,279)                             $70,931,115
Cash and cash equivalents                                                 2,508
Receivable for securities sold                                        1,460,046
Receivable for fund shares sold                                         179,802
Receivable for interest and dividends                                 1,684,056
                                                                   ------------
  Total Assets                                                       74,257,527
                                                                   ------------

-------------------------------------------------------------------------------
Liabilities
Payable for securities purchased                                        775,265
Payable for fund shares repurchased                                      36,433
Accrued expenses                                                          8,699
Management fee payable                                                   46,313
Distribution fee payable (Class A Shares)                                 3,547
Distribution fee payable (Class B Shares)                                13,331
Distribution fee payable (Class C Shares)                                 4,929
Fund service fee payable                                                  6,713
                                                                   ------------
  Total Liabilities                                                     895,230
                                                                   ------------
Net Assets Applicable to Outstanding Shares                         $73,362,297
                                                                   ============
Net Asset Value and Offering Price per Share
  Class A Shares
$23,493,231 / 3,017,953 shares outstanding                          $      7.78
Sales Charge -- 4.00% of offering price                                    0.32
                                                                   ------------
Maximum Offering Price                                              $      8.10
                                                                   ============
  Class B Shares
$45,892,076 / 5,898,955 shares outstanding                          $      7.78
                                                                   ============
  Class C Shares
$3,976,990 / 508,012 shares outstanding                             $      7.83
                                                                    ===========

-------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                                          $    94,249
Paid-in capital                                                      96,151,458
Accumulated undistributed net investment income                          36,190
Accumulated undistributed net realized
  short-term loss on investments                                     (6,104,671)
Accumulated undistributed net realized
  long-term loss on investments                                     (17,445,765)
Unrealized appreciation of investments                                  630,836
                                                                   ------------
Net Assets                                                          $73,362,297
                                                                   ============

Statement of Operations
For the Six Months Ended May 31, 2002 (Unaudited)

-------------------------------------------------------------------------------
Investment Income
Income:
Dividends                                                           $   109,110
Interest                                                              3,136,923
                                                                   ------------
     Total Income                                                     3,246,033
                                                                   ------------
Expenses:
Management advisory fee                                                 261,643
Transfer agent fees                                                      46,800
Custodian fees                                                            9,858
Distribution expense (Class A Shares)                                    22,077
Distribution expense (Class B Shares)                                   146,728
Distribution expense (Class C Shares)                                    14,932
Accounting services                                                      11,640
Auditing fees                                                             2,950
Legal fees                                                                1,300
Reports and notices to shareholders                                       2,800
Registration and filing fees                                             16,218
Directors' fees and expenses                                              3,985
Other                                                                     3,956
                                                                   ------------
     Total Expenses                                                     544,887
                                                                   ------------
     Expense Offset                                                      (3,558)
                                                                   ------------
     Net Expenses                                                       541,329
                                                                   ------------
Net Investment Income                                                 2,704,704
                                                                   ------------

-------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments
Net realized loss on sales of investments                              (528,836)
Net change in unrealized appreciation                                 1,575,658
Net Realized and Unrealized Gain                                   ------------

  on Investments                                                      1,046,822
                                                                   ------------
Net Increase in Net Assets from Operations                          $ 3,751,526
                                                                   ============

See Notes to Financial Statements.

                         Sentinel High Yield Bond Fund

Statement of Changes on Net Assets


                                                 Six Months
                                                      Ended           Year
                                                    5/31/02          Ended
                                                 (Unaudited)      11/30/01
--------------------------------------------------------------------------------
Increase in Net Assets from Operations
Net investment income                           $  2,704,704    $  6,086,356
Net realized loss on sales of investments           (528,836)    (11,464,632)
Net change in unrealized appreciation              1,575,658      10,524,920
                                                -------------   -------------
Net increase in net assets from operations         3,751,526       5,146,644
                                                -------------   -------------
--------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
  Class A Shares                                    (879,176)     (1,827,279)
  Class B Shares                                  (1,688,740)     (4,089,367)
  Class C Shares                                    (100,599)       (202,368)
From net realized gain on investments
  Class A Shares                                           -               -
  Class B Shares                                           -               -
  Class C Shares                                           -               -
                                                -------------   -------------
Total distributions to shareholders               (2,668,515)     (6,119,014)
                                                -------------   -------------
--------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
  Class A Shares                                   5,005,814      15,843,734
  Class B Shares                                   3,089,101       5,599,820
  Class C Shares                                   6,453,751       9,314,130
Net asset value of shares in
  reinvestment of dividends and distributions
  Class A Shares                                     474,041       1,062,499
  Class B Shares                                     638,577       1,523,214
  Class C Shares                                      88,010         173,548
                                                -------------   -------------
                                                  15,749,294      33,516,945
Less: Payments for shares reacquired
  Class A Shares                                  (4,537,219)    (12,625,598)
  Class B Shares                                  (2,856,541)     (7,096,029)
  Class C Shares                                  (4,401,970)     (8,857,537)
                                                -------------   -------------
Increase in net assets from
  capital share transactions                       3,953,564       4,937,781
                                                -------------   -------------
Total Increase in Net Assets for period            5,036,575       3,965,411
Net Assets: Beginning of period                   68,325,722      64,360,311
                                                -------------   -------------
Net Assets: End of period                       $ 73,362,297    $ 68,325,722
                                                =============   =============
Undistributed Net Investment
  Income at End of Period                       $     36,190    $          -
                                                =============   =============

See Notes to Financial Statements.

                         Sentinel High Yield Bond Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                               Six Months                                                              Period from
                                        Ended 5/31/02 (C)     Year Ended     Year Ended   Year Ended   Year Ended  6/23/97 through
                                              (Unaudited)   11/30/01 (C)   11/30/00 (C)     11/30/99     11/30/98     11/30/97 (A)
----------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period           $  7.66        $  7.76        $  9.19      $  9.75      $ 10.41          $ 10.00
                                              -----------    -----------    -----------  -----------  -----------      -----------
Income (Loss) from Investment Operations
Net investment income                               0.31           0.72           0.86         0.84         0.87             0.32
Net realized and unrealized gain (loss) on
 investments                                        0.12          (0.10)         (1.42)       (0.56)       (0.58)            0.41
                                              -----------    -----------    -----------  -----------  -----------      -----------
Total from investment operations                    0.43           0.62          (0.56)        0.28         0.29             0.73
                                              -----------    -----------    -----------  -----------  -----------      -----------
Less Distributions
Dividends from net investment income                0.31           0.72           0.87         0.84         0.86             0.32
Distributions from realized gains on
 investments                                           -              -              -            -         0.09                -
                                              -----------    -----------    -----------  -----------  -----------      -----------
Total Distributions                                 0.31           0.72           0.87         0.84         0.95             0.32
                                              -----------    -----------    -----------  -----------  -----------      -----------
Net asset value at end of period                 $  7.78        $  7.66        $  7.76      $  9.19      $  9.75          $ 10.41
                                              ===========    ===========    ===========  ===========  ===========      ===========
Total Return (%) *                                  5.69 ++        8.34          (6.74)        2.97         2.68             7.26 ++

Ratios/Supplemental Data
Ratio of net expenses to average net
 assets (%)                                         1.26 +         1.28           1.26         1.22         1.28             1.26 +
Ratio of net investment income to average
  net assets (%)                                    8.06 +         9.21           9.78         8.83         8.42             7.80 +
Portfolio turnover rate (%)                           60 ++         148            105          144          139              133 ++
Net assets at end of period (000 omitted)        $23,493        $22,215        $18,235      $28,253      $31,120          $11,084

                                               Six Months                                                              Period from
                                        Ended 5/31/02 (C)     Year Ended     Year Ended   Year Ended   Year Ended  6/23/97 through
                                              (Unaudited)   11/30/01 (C)   11/30/00 (C)  11/30/99(C) 11/30/98 (C)  11/30/97 (A)(C)
----------------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net asset value at beginning of period           $  7.66        $  7.75        $  9.18      $  9.74      $  0.40          $ 10.00
                                              -----------    -----------    -----------  -----------  -----------      -----------
Income (Loss) from Investment Operations
Net investment income                               0.29           0.69           0.82         0.79         0.84             0.32
Net realized and unrealized gain (loss) on
 investments                                        0.12          (0.09)         (1.42)       (0.56)       (0.57)            0.39
                                              -----------    -----------    -----------  -----------  -----------      -----------
Total from investment operations                    0.41           0.60          (0.60)        0.23         0.27             0.71
                                              -----------    -----------    -----------  -----------  -----------      -----------
Less Distributions
Dividends from net investment income                0.29           0.69           0.83         0.79         0.84             0.31
Distributions from realized gains on
 investments                                           -              -              -            -         0.09                -
                                              -----------    -----------    -----------  -----------  -----------      -----------
Total Distributions                                 0.29           0.69           0.83         0.79         0.93             0.31
                                              -----------    -----------    -----------  -----------  -----------      -----------
Net asset value at end of period                 $  7.78        $  7.66        $  7.75      $  9.18      $  9.74          $ 10.40
                                              ===========    ===========    ===========  ===========  ===========      ===========
Total Return (%) *                                  5.47 ++        8.06          (7.16)        2.50         2.42             7.15 ++

Ratios/Supplemental Data
Ratio of net expenses to average net
 assets (%)                                         1.66 +         1.68           1.68         1.66         1.52             1.34 +
Ratio of net investment income to average
 net assets (%)                                     7.67 +         8.84           9.36         8.40         8.19             7.70 +
Portfolio turnover rate (%)                           60 ++         148            105          144          139              133 ++
Net assets at end of period (000 omitted)        $45,892        $44,300        $44,921      $59,518      $55,911          $33,808

(A) Commenced operations June 23, 1997.
(C) Per share data calculated utilizing average daily shares outstanding.
  + Annualized
 ++ Not annualized
   *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.                                            45

                         Sentinel High Yield Bond Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                         Six Months                                                  Period from
                                                   Ended 5/31/02 (C)     Year Ended    Year Ended    Year Ended   5/4/98 through
                                                         (Unaudited)   11/30/01 (C)  11/30/00 (C)  11/30/99 (C)  11/30/98 (B)(C)
--------------------------------------------------------------------------------------------------------------------------------
Class C Shares
Net asset value at beginning of period                     $   7.70         $  7.78      $   9.19      $   9.75        $   10.70
                                                       ------------    ------------  ------------  ------------     ------------
Income (Loss) from Investment Operations
Net investment income                                          0.26            0.62          0.76          0.72             0.41
Net realized and unrealized gain (loss) on investments         0.13           (0.08)        (1.42)        (0.56)           (0.91)
                                                       ------------    ------------  ------------  ------------     ------------
Total from investment operations                               0.39            0.54         (0.66)         0.16            (0.50)
                                                       ------------    ------------  ------------  ------------     ------------
Less Distributions
Dividends from net investment income                           0.26            0.62          0.75          0.72             0.45
Distributions from realized gains on investments                  -               -             -             -                -
                                                       ------------    ------------  ------------  ------------     ------------
Total Distributions                                            0.26            0.62          0.75          0.72             0.45
                                                       ------------    ------------  ------------  ------------     ------------
Net asset value at end of period                           $   7.83         $  7.70      $   7.78      $   9.19        $    9.75
                                                       ============    ============  ============  ============     ============
Total Return (%) *                                             5.12 ++         7.22         (7.74)         1.72            (4.69)++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                2.36 +          2.45          2.39          2.42             2.06 +
Ratio of net investment income to average
  net assets (%)                                               6.82 +          7.88          8.55          7.69             7.63 +
Portfolio turnover rate (%)                                      60 ++          148           105           144              139
Net assets at end of period (000 omitted)                  $  3,977         $ 1,810      $  1,204      $  4,001        $   1,956

(B) Commenced operations May 4, 1998.
(C) Per share data calculated utilizing average daily shares outstanding.
  + Annualized
 ++ Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

                               Sentinel Bond Fund

Investment in Securities
at May 31, 2002 (Unaudited)

                                                 Principal Amount     Value
                                                    (M=$1,000)       (Note 1)
-------------------------------------------------------------------------------
U.S. Government Obligations 42.3%
U.S. Treasury Obligations 2.0%
10-Year:
Note 4.875%, '12                                      2,000M       $  1,975,000
                                                                   ------------
U.S. Government Agency Obligations 40.3%
Federal National Mortgage Association 37.8%
Agency Discount Note:
   1.71%, 06/06/2002                                  3,700M          3,699,121
                                                                   ------------
Collateralized Mortgage Obligation:
   FNR 1998-17 6.25%, '26                             4,000M          4,154,440
                                                                   ------------
Mortgage-Backed Securities:
10-Year:
   7.5%, '04                                              5M              4,662
   6%, '09                                            4,352M          4,501,040
                                                                   ------------
                                                                      4,505,702
                                                                   ------------
15-Year:
   8.5%, '10                                            196M            207,932
   6%, '11                                            2,353M          2,429,224
                                                                   ------------
                                                                      2,637,156
                                                                   ------------
20-Year
   10%, '17                                             188M            212,355
   10%, '17                                             244M            276,109
                                                                   ------------
                                                                        488,464
                                                                   ------------
30-Year:
   6.5%, '24                                          1,257M          1,288,768
   7%, '24                                            1,804M          1,881,340
   7%, '25                                            1,791M          1,865,871
   7%, '26                                            3,160M          3,284,806
   6%, '28                                            1,942M          1,946,837
   6.5%, '28                                          2,007M          2,048,918
   7%, '28                                            2,331M          2,413,250
   6.5%, '29                                          2,808M          2,866,897
   6.5%, '31                                          2,990M          3,043,733
   10%, '31                                             177M            189,650
                                                                   ------------
                                                                     20,830,070
                                                                   ------------
Total Federal National Mortgage Association                          36,314,953
                                                                   ------------
Government National Mortgage Association 2.5%
Mortgage-Backed Securities:
15-Year:
   7%, '16                                            2,301M          2,428,581
                                                                   ------------
30-year:
   13%, '11                                               6M              7,474
   13%, '13                                               0M                299
                                                                   ------------
                                                                          7,773
                                                                   ------------
Total Government National Mortgage
   Association                                                        2,436,354
                                                                   ------------
Total U.S. Government Agency Obligations                             38,751,307
                                                                   ------------
Total U.S. Government Obligations
   (Cost $40,297,211)                                                40,726,307
                                                                   ------------
Bonds 56.4%
Aerospace/Defense 1.1%
United Technologies Corporation
   6.1%, '12                                          1,000M       $  1,013,750
                                                                   ------------
Automobile & Auto Parts 3.2%
Ford Motor Company
   7.45%, '31                                         1,000M            973,750
General Motors 7.2%, '11                              1,000M          1,035,000
General Motors 8%, '31                                1,000M          1,073,750
                                                                   ------------
                                                                      3,082,500
                                                                   ------------
Computer Products & Services 2.0%
IBM Corporation
   6.5%, '28                                          2,000M          1,940,000
                                                                   ------------
Consumer Products & Services 4.5%
Anheuser-Busch
   7.55%, '30                                         2,000M          2,280,000
Comcast Cable Communications
   6.875%, '09                                        1,000M            988,750
Coors Brewing Company
   6.375%, '12 (a)                                    1,000M          1,020,000
                                                                   ------------
                                                                      4,288,750
                                                                   ------------
Energy 4.7%
Allegheny Energy
   8.25%, '12 (a)                                     1,500M          1,569,375
Duke Energy 6.25%, '12                                2,000M          2,027,500
Xcel Energy 7%, '10                                   1,000M            960,000
                                                                   ------------
                                                                      4,556,875
                                                                   ------------
Financial Institutions 11.2%
Boeing Capital Corporation
   6.5%, '12                                          1,000M          1,037,500
Citigroup, Inc. 6.5%, '11                             1,000M          1,042,500
Ford Motor Credit
   6.875%, '06                                        1,500M          1,548,750
General Electric Capital Corp.
   6.75%, '32                                         1,000M            990,000
John Deere BV
   5.875%, '06                                        1,500M          1,522,500
Manufacturers & Traders
   7%, '05                                            2,000M          2,147,500
Merrill Lynch 6.15%, '06                              1,000M          1,037,500
Wells Fargo & Company
   5.25%, '07                                         1,500M          1,511,250
                                                                   ------------
                                                                     10,837,500
                                                                   ------------
Industrial 1.6%
Praxair, Inc. 6.375%, '12                             1,500M          1,537,500
                                                                   ------------
Manufacturing 0.9%
Tyco International Group
   6.375%, '11                                        1,000M            866,250
                                                                   ------------
Media 4.3%
Time Warner, Inc
   7.48%, '08                                         2,000M          2,087,500
Walt Disney Company
   7%, '32                                            2,000M          2,012,500
                                                                   ------------
                                                                      4,100,000
                                                                   ------------
Metal-Aluminum 1.1%
Alcan, Inc. 6.45%, '11                                1,000M          1,030,000
                                                                   ------------
Paper & Printing Products 2.7%
Meadwestvaco Corporation
   6.85%, '12                                         1,000M          1,036,250
Reed Elsevier 6.75%, '11                              1,500M          1,550,625
                                                                   ------------
                                                                      2,586,875
                                                                   ------------
Pipelines 3.6%
Dynegy Holdings, Inc.
   6.875%, '11                                        1,500M          1,081,875
El Paso Corporation
   7%, '11.                                           1,000M            967,500
Williams Cos, Inc.
   8.125%, '12 (a)                                    1,500M          1,404,375
                                                                   ------------
                                                                      3,453,750
                                                                   ------------
Railroads 1.0%
Union Pacific Corporation
   6.625%, '29                                        1,000M       $    975,000
                                                                   ------------
Real Estate Investment Trusts 1.9%
Simon Debartolo
   6.625%, '03                                        1,750M          1,791,563
                                                                   ------------
Retail 1.0%
Sears & Roebuck 7%, '32                               1,000M            981,250
                                                                   ------------
Telecommunications 11.6%
Alltel Corporation
   7.60%, '09                                         1,000M          1,042,500
AT&T Corporation
   6.5%, '29                                          2,000M          1,452,500
AT&T Wireless Services
   8.125%, '12                                        1,000M            976,250
Bellsouth Capital
   7.875%, '30                                        1,000M          1,116,250
Cingular Wireless
   6.5%, '11 (a)                                      1,000M            981,250
Cox Communications
   7.75%, '10                                         1,000M          1,003,750
KPN NV 7.5%, '05                                      1,500M          1,543,125
MCI Worldcom, Inc.
   6.4%, '05                                          2,000M          1,150,000
Sprint Capital 6%, '07                                1,000M            922,500
Verizon Wireless
   5.375%, '06 (a)                                    1,000M            967,500
                                                                   ------------
                                                                     11,155,625
                                                                   ------------
Total Bonds
   (Cost $54,115,232)                                                54,197,188
                                                                   ------------

Corporate Short-Term Notes 4.8%
AANA (ABN North America)
   1.77%, 06/13/2002                                  1,300M          1,299,233
American Express Capital
   1.76%, 06/13/2002                                  3,300M          3,298,064
                                                                   ------------
Total Corporate Short-Term Notes
   (Cost $4,597,297)                                                  4,597,297
                                                                   ------------
Total Investments
   (Cost $99,009,740)*                                               99,520,792

Excess of Liabilities Over Other Assets (3.5%)                       (3,352,315)
                                                                   ------------
Net Assets                                                         $ 96,168,477
                                                                   ============


(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At May 31, 2002, the market value of rule 144A securities amounted to $5,942,500 or 6.2% of net assets.
* Cost for federal income tax purposes is substantially similar. At May 31, 2002 unrealized appreciation for federal income tax purposes aggregated $511,052 of which $1,973,276 related to appreciated securities and $1,462,224 related to depreciated securities.

                                              See Notes to Financial Statements.

                               Sentinel Bond Fund

Statement of Assets and Liabilities
at May 31, 2002 (Unaudited)

-------------------------------------------------------------------------------
Assets
Investments at value (Cost $99,009,740)                            $ 99,520,792
Cash and cash equivalents                                               248,414
Receivable for fund shares sold                                          23,773
Receivable for interest                                               1,176,514
  Total Assets                                                     ------------
                                                                    100,969,493
                                                                   ------------

-------------------------------------------------------------------------------
Liabilities
Payable for securities purchased                                      4,568,925
Payable for fund shares repurchased                                     121,925
Accrued expenses                                                         27,106
Management fee payable                                                   43,380
Distribution fee payable (Class A Shares)                                17,912
Distribution fee payable (Class B Shares)                                12,439
Fund service fee payable                                                  9,329
                                                                   ------------
  Total Liabilities                                                   4,801,016
                                                                   ------------
Net Assets Applicable to Outstanding Shares                        $ 96,168,477
                                                                   ------------
Net Asset Value and Offering Price per Share
  Class A Shares
$73,763,495 / 12,255,601 shares outstanding                        $       6.02
Sales Charge -- 4.00% of offering price                                    0.25
                                                                   ------------
Maximum Offering Price                                             $       6.27
                                                                   ============
  Class B Shares
$22,404,982 / 3,708,622 shares outstanding                         $       6.04
                                                                   ============

-------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                                         $    159,642
Paid-in capital                                                     104,594,658
Accumulated distributions in excess of
  net investment income                                                 (10,365)
Accumulated undistributed net realized
  short-term loss on investments                                     (5,149,875)
Accumulated undistributed net realized
  long-term loss on investments                                      (3,936,635)
Unrealized appreciation of investments                                  511,052
                                                                   ------------
Net Assets                                                         $ 96,168,477
                                                                   ============

Statement of Operations
For the Six Months Ended May 31, 2002 (Unaudited)

--------------------------------------------------------------------------------
Investment Income
Income:
Interest                                                           $  2,945,811
                                                                   ------------
Expenses:
Management advisory fee                                                 256,360
Transfer agent fees                                                      69,950
Custodian fees                                                            8,313
Distribution expense (Class A Shares)                                    74,931
Distribution expense (Class B Shares)                                   112,627
Post retirement health and pension benefits                              18,064
Accounting services                                                      16,290
Auditing fees                                                             3,050
Legal fees                                                                2,050
Reports and notices to shareholders                                       5,500
Registration and filing fees                                             18,930
Directors' fees and expenses                                              5,497
Other                                                                     7,798
                                                                   ------------
  Total Expenses                                                        599,360
  Expense Offset                                                         (5,613)
                                                                   ------------
     Net Expenses                                                       593,747
                                                                   ------------
Net Investment Income                                                 2,352,064
                                                                   ------------

-------------------------------------------------------------------------------
Realized and Unrealized Loss on Investments
Net realized gain on sales of investments                               612,362
Net change in unrealized appreciation (depreciation)                 (2,951,704)
                                                                   ------------
Net Realized and Unrealized Loss on Investments                      (2,339,342)
                                                                   ------------
Net Increase in Net Assets from Operations                         $     12,722
                                                                   ============

See Notes to Financial Statements.

                               Sentinel Bond Fund

Statement of Changes on Net Assets

                                                   Six Months
                                                        Ended              Year
                                                      5/31/02             Ended
                                                   (Unaudited)         11/30/01
-------------------------------------------------------------------------------
Increase in Net Assets from Operations
Net Investment income                            $  2,352,064      $  5,546,475
Net realized gain on sales of investments             612,362         3,367,704
Net change in unrealized
  appreciation (depreciation)                      (2,951,704)        2,192,736
                                                 ------------      ------------
Net Increase in net assets from operations             12,722        11,106,915
                                                 ------------      ------------

-------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
  Class A Shares                                   (1,948,394)       (4,502,662)
  Class B Shares                                     (478,467)       (1,065,744)
From net realized gain on investments
  Class A Shares                                            -                 -
  Class B Shares                                            -                 -
                                                 ------------      ------------
Total distributions to shareholders                (2,426,861)       (5,568,406)
                                                 ------------      ------------

-------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
  Class A Shares                                   24,753,874        58,672,647
  Class B Shares                                    2,484,257         6,333,975
Net asset value of shares in reinvestment
  of dividends and distributions
  Class A Shares                                    1,284,451         2,797,023
  Class B Shares                                      372,829           810,621
                                                 ------------      ------------
                                                   28,895,411        68,614,266
Less: Payments for shares reacquired
  Class A Shares                                  (26,033,480)      (61,705,856)
  Class B Shares                                   (2,467,500)       (4,369,059)
                                                 ------------      ------------
Increase in net assets from
  capital share transactions                          394,431         2,539,351
                                                 ------------      ------------
Total Increase (Decrease) in Net Assets
  for period                                       (2,019,708)        8,077,860
Net Assets: Beginning of period                    98,188,185        90,110,325
                                                 ------------      ------------
Net Assets: End of period                        $ 96,168,477      $ 98,188,185
                                                 ============      ============
Distributions in Excess of Net Investment
  Income at End of Period                        $    (10,365)     $     (8,309)
                                                 ============      ============

See Notes to Financial Statements.

                               Sentinel Bond Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                       Six Months
                                                Ended 5/31/02 (A)       Year Ended    Year Ended  Year Ended  Year Ended  Year Ended
                                                      (Unaudited)     11/30/01 (A)  11/30/00 (A)    11/30/99    11/30/98    11/30/97
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period                    $  6.17          $  5.81       $  5.94     $  6.45     $  6.36     $  6.35
                                                      -----------     ------------  ------------  ----------  ----------  ----------
Income (Loss) from Investment Operations
Net investment income                                        0.16             0.37          0.41        0.39        0.40        0.40
Net realized and unrealized gain (loss)
  on investments                                            (0.15)            0.36         (0.13)      (0.51)       0.09        0.01
                                                      -----------     ------------  ------------  ----------  ----------  ----------
Total from investment operations                             0.01             0.73          0.28       (0.12)       0.49        0.41
                                                      -----------     ------------  ------------  ----------  ----------  ----------
Less Distributions
Dividends from net investment income                         0.16             0.37          0.41        0.39        0.40        0.40
Distributions from realized gains on
  investments                                                   -                -             -           -           -           -
                                                      -----------     ------------  ------------  ----------  ----------  ----------
Total Distributions                                          0.16             0.37          0.41        0.39        0.40        0.40
                                                      -----------     ------------  ------------  ----------  ----------  ----------
Net asset value at end of period                          $  6.02          $  6.17       $  5.81     $  5.94     $  6.45     $  6.36
                                                      ===========     ============  ============  ==========  ==========  ==========
Total Return (%) *                                           0.13 ++         13.01          5.02       (1.93)       7.95        6.71

Ratios/Supplemental Data
Ratio of net expenses to average
  net assets (%)                                             1.04 +           0.91          0.78        0.73        0.77        0.97
Ratio of expenses to average net assets before
  voluntary expense reimbursements (%) **                    1.04 +           0.98          0.98        0.94        0.95        0.99
Ratio of net investment income to average
  net assets (%)                                             5.02 +           6.15          7.08        6.29        6.26        6.37
Ratio of net investment income to average
  net assets before voluntary expense
  reimbursements (%) **                                      5.02 +           6.08          6.89        6.10        6.11        6.37
Portfolio turnover rate (%)                                   121 ++           210           177         207         147         130
Net assets at end of period (000 omitted)                 $73,763          $75,629       $71,561     $82,107     $91,297     $88,756


(A) Per share data calculated utilizing average daily shares outstanding.
  + Annualized
 ++ Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (2).

See Notes to Financial Statements.

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                       Six Months
                                                Ended 5/31/02 (A)       Year Ended    Year Ended  Year Ended  Year Ended  Year Ended
                                                      (Unaudited)     11/30/01 (A)  11/30/00 (A)    11/30/99    11/30/98    11/30/97
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net asset value at beginning of period                    $  6.19          $  5.82       $  5.96     $  6.46     $  6.38      $ 6.36
                                                      -----------     ------------  ------------  ----------  ----------  ----------
Income (Loss) from Investment Operations
Net investment income                                        0.13             0.32          0.36        0.33        0.34        0.34
Net realized and unrealized gain (loss)
  on investments                                            (0.15)            0.37         (0.14)      (0.50)       0.08        0.02
                                                      -----------     ------------  ------------  ----------  ----------  ----------
Total from investment operations                            (0.02)            0.69          0.22       (0.17)       0.42        0.36
                                                      -----------     ------------  ------------  ----------  ----------  ----------
Less Distributions
Dividends from net investment income                         0.13             0.32          0.36        0.33        0.34        0.34
Distributions from realized gains on
  investments                                                   -                -             -           -           -           -
                                                      -----------     ------------  ------------  ----------  ----------  ----------
Total Distributions                                          0.13             0.32          0.36        0.33        0.34        0.34
                                                      -----------     ------------  ------------  ----------  ----------  ----------
Net asset value at end of period                          $  6.04          $  6.19       $  5.82     $  5.96     $  6.46      $ 6.38
                                                      ===========     ============  ============  ==========  ==========  ==========
Total Return (%) *                                          (0.33)++         12.14          3.95       (2.65)       6.80        5.88

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)              1.88 +           1.75          1.66        1.63        1.64        1.87
Ratio of expenses to average net assets before
  voluntary expense reimbursements (%) **                    1.88 +           1.82          1.85        1.81        1.84        1.90
Ratio of net investment income to average
  net assets (%)                                             4.18 +           5.31          6.22        5.41        5.40        5.46
Ratio of net investment income to average net
  assets before voluntary expense
  reimbursements (%) **                                      4.18 +           5.24          6.02        5.25        5.22        5.46
Portfolio turnover rate (%)                                   121 ++           210           177         207         147         130
Net assets at end of period (000 omitted)                 $22,405          $22,559       $18,549     $20,703     $16,601      $8,115

(A) Per share data calculated utilizing average daily shares outstanding.
  + Annualized
 ++ Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (2).

See Notes to Financial Statements.

                         Sentinel Tax-Free Income Func

Investment in Securities
at May 31, 2002 (Unaudited)

                                                Principal Amount         Value
                                                   (M=$1,000)          (Note 1)
-------------------------------------------------------------------------------
Bonds 92.3%
California 6.1%
Foothill/Eastern California Toll
   6.5%, 01/01/32 (P/R)                                3,500M       $ 4,030,950
Foothill/Eastern California Toll
   5.75%, 01/15/40                                       500M           496,155
                                                                    -----------
                                                                      4,527,105
                                                                    -----------
Delaware 3.0%
Delaware Valley Regional
   Finance Authority
   5.75%, 07/01/17                                     2,000M         2,215,740
                                                                    -----------

Florida 5.0%
   Orange County Healthcare A
   6.25%, 10/01/13
   (ETM) (MBIA)                                        1,060M         1,246,804
Orange County Housing Finance Authority
   5.65%, 12/01/17                                     2,455M         2,504,370
                                                                    -----------
                                                                      3,751,174
                                                                    -----------
Idaho 0.2%
Idaho Housing Agency
   Series D-1
   8%, 01/01/20                                          110M           116,870
                                                                    -----------
Illinois 7.8%
Chicago University-Auxiliary
   5.5%, 12/01/23 (MBIA)                               1,000M         1,058,590
Illinois M.C. Henry County School
   5.85%, 01/01/16 (FSA)                               1,000M         1,112,120
Illinois State Sales Tax Revenue
   6%, 06/15/12                                        2,180M         2,462,201
Illinois State Sales Tax Revenue
   6.5%, 06/15/13                                      1,000M         1,177,120
                                                                    -----------
                                                                      5,810,031
                                                                    -----------
Kansas 0.1%
Kansas City Leavenworth
   County & City of Lenexa
   Series A - Mtg. Rev.
   8.4%, 05/01/15                                         35M            35,022
                                                                    -----------
Louisiana 1.4%
New Orleans Ref.
   5.5%, 12/01/17 (FGIC)                               1,000M         1,090,780
                                                                    -----------
Maryland 1.9%
DC Revenue-A-World Wildlife
   6%, 07/01/16 (AMBAC)                                1,310M         1,448,060
                                                                    -----------
Massachusetts 5.8%
Massachusetts State G/O
   6%, 08/01/09 (FGIC)                                 1,000M         1,137,320
Massachusetts
   Water Pollution
   5.25%, 08/01/15                                     3,000M         3,162,540
                                                                    -----------
                                                                      4,299,860
                                                                    -----------
Michigan 2.2%
Michigan State Trunk Line
   5.5%, 11/01/14 (FSA)                                1,500M         1,617,510
                                                                    -----------
Nebraska 2.4%
Omaha, Nebraska State G/O
   6.5%, 12/01/30                                        500M           616,795
Omaha Public Power District
   6.15%, 02/01/12                                     1,000M         1,142,680
                                                                    -----------
                                                                      1,759,475
                                                                    -----------
New Jersey 4.5%
New Jersey Transit Ser. B
   6%, 12/15/15 (MBIA)                                 3,000M         3,382,710
                                                                    -----------
New Mexico 3.8%
Sante Fe County New Mexico Revenue
   6%, 02/01/27 (FSA)                                  2,500M         2,817,325
                                                                    -----------
New York 15.3%
New York Dorm.
   Authority Revenue
   5.5% 07/01/16  (AMBAC)                              1,500M         1,574,805
New York, NY Series G
   5.75%, 02/01/20                                     1,600M         1,635,440
New York State
   Dorm. Authority
   6.375%, 07/01/08                                    1,275M         1,304,045
New York State Dorm.
Mental Health Services
   6%, 08/15/16                                        2,800M         3,186,232
Triborough Bridge & Tunnel Authority
   6%, 01/01/12                                        3,250M         3,695,640
                                                                    -----------
                                                                     11,396,162
                                                                    -----------
Pennsylvania 6.8%
North Hampton County G/O
   5.75%, 10/01/13 (FSA)                                 500M           561,665
Pennsylvania State
   Dev. Authority
   5.5%, 07/01/14
   (AMBAC)                                             2,000M         2,178,300
Pennsylvania State G/O
   6.25%, 07/01/11                                     2,000M         2,324,620
                                                                    -----------
                                                                      5,064,585
                                                                    -----------
South Carolina 1.2%
Piedmont Power Revenue
   4.75%, 01/01/25 (MBIA)                              1,000M           936,800
                                                                    -----------
Tennessee 3.1%
Lawrenceburg, TN
   Electrical Revenue
   6.625% 07/01/18 (MBIA)                             1,910M          2,299,678
                                                                    -----------
Texas 1.5%
North Central Texas Health
   6.25%, 05/15/10                                     1,000M         1,115,780
                                                                    -----------
Utah 2.9%
Intermountain Power Agency
   5%, 07/01/21                                        2,200M         2,147,090
Utah State Housing
   Finance Authority
   7.25%, 07/01/22                                        5M              5,054
                                                                    -----------
                                                                      2,152,144
                                                                    -----------
Vermont 5.7%
Vermont Education & Health Norwich
   6%, 09/01/13                                        1,070M         1,098,323
Vermont Education & Health Norwich
   5.5%, 07/01/18                                      2,295M         2,251,716
Vermont Education & Health St. Michaels
   7.05%, 10/01/16                                       900M           933,876
                                                                    -----------
                                                                      4,283,915
                                                                    -----------
Virginia 1.4%
Virginia Pocahontas Parkway
   5.5%, 08/15/28                                      1,500M         1,093,680
                                                                    -----------
Washington 7.4%
Washington State G/O
   6.2%, 03/01/11                                      1,220M         1,393,972
Washington State Public Power
   7.125%, 07/01/16
   (MBIA)                                              3,295M         4,095,191
                                                                    -----------
                                                                      5,489,163
                                                                    -----------
Wisconsin 2.8%
Badger TOB Asset-Backed
   5.75%, 06/01/11                                     2,000M         2,062,240
                                                                    -----------
Total Bonds
   (Cost $64,629,005)                                                68,765,809
                                                                    -----------

                                                       Shares            Value
                                                                       (Note 1)
-------------------------------------------------------------------------------
Short-Term Investments 6.8%
Dreyfus Municipal Cash
   Management Plus Money
    Fund 1.43% (a)                                  2,400,000       $ 2,400,000
Provident Municipal Money
   Fund 1.36% (a)                                    2,700,00         2,700,000
                                                                    -----------
Total Short-Term Investments
   (Cost $5,100,000)                                                  5,100,000
                                                                    -----------
Total Investments
   (Cost $69,729,005)*                                               73,865,809

Excess of Other Assets
   Over Liabilities                                       0.9%          686,524
                                                                    -----------
Net Assets                                                          $74,552,333
                                                                    ===========

* Also cost for federal income tax purposes. At May 31, 2002, net unrealized appreciation for federal income tax purposes aggregated $4,136,804 of which $4,588,310 related to appreciated securities and $451,506 related to depreciated securities.
(a)  Variable rate security that may be tendered back to issuer at par.
     The following abbreviations are used in the portfolio descriptions:
     (AMBAC) - Guaranteed by AMBAC Indemnity Corp
     (ETM) - Escrowed to Maturity
     (FGIC) - Guaranteed by Financial Guaranty Insurance Co
     (FSA) - Guaranteed by Financial Security Assurance Inc
     (MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp
     (P/R) - Prerefunded
     G/O - General Obligation Bond

See Notes to Financial Statements.

                         Sentinel Tax-Free Income Fund

Statement of Assets and Liabilities
at May 31, 2002(Unaudited)

-----------------------------------------------------------------------------
Assets
Investments at value (Cost $69,729,005)                           $73,865,809
Cash and cash equivalents                                             421,737
Receivable for fund shares sold                                     1,278,713
Receivable for interest                                             1,300,759
Receivable from fund administrator                                     16,752
                                                                  -----------
  Total Assets                                                     76,883,770
                                                                  -----------

-----------------------------------------------------------------------------
Liabilities
Payable for securities purchased                                    2,203,294
Payable for fund shares repurchased                                    68,911
Accrued expenses                                                        6,160
Management fee payable                                                 32,271
Distribution fee payable                                               15,398
Fund service fee payable                                                5,403
                                                                  -----------
  Total Liabilities                                                 2,331,437
                                                                  -----------
Net Assets Applicable to Outstanding Shares                       $74,552,333
                                                                  ===========
Net Asset Value and Offering Price per Share
$74,552,333 / 5,634,368 shares outstanding                        $     13.23
Sales Charge -- 4.00% of offering price                                  0.55
                                                                  -----------
Maximum Offering Price                                            $     13.78
                                                                  ===========

-----------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                                        $    56,344
Paid-in capital                                                    70,806,595
Accumulated distributions in excess of
  net investment income                                                   (54)
Accumulated undistributed net realized
  short-term loss on investments                                      (71,894)
Accumulated undistributed net realized
  long-term loss on investments                                      (375,462)
Unrealized appreciation of investments                              4,136,804
                                                                  -----------
Net Assets                                                        $74,552,333
                                                                  ===========



Statement of Operations
For the Six Months Ended May 31, 2002  (Unaudited)

-----------------------------------------------------------------------------
Investment Income
Income:
Interest                                                          $ 1,889,187
                                                                  -----------
Expenses:
Management advisory fee                                               189,492
Transfer agent fees                                                    37,470
Custodian fees                                                          4,740
Distribution expense                                                   72,045
Accounting services                                                    11,920
Auditing fees                                                           2,800
Legal fees                                                              1,600
Reports and notices to shareholders                                     2,500
Registration and filing fees                                           12,575
Directors' fees and expenses                                            4,080
Other                                                                   5,388
                                                                  -----------
   Total Expenses                                                     344,610
   Expense Reimbursement                                              (79,994)
   Expense Offset                                                      (2,610)
                                                                  -----------
   Net Expenses                                                       262,006
                                                                  -----------
Net Investment Income                                               1,627,181
                                                                  -----------

-----------------------------------------------------------------------------
Realized and Unrealized Loss on Investments
Net realized loss on sales of investments                            (246,234)
Net change in unrealized appreciation (depreciation)                 (177,491)
                                                                  -----------
Net Realized and Unrealized Loss on Investments                      (423,725)
                                                                  -----------
Net Increase in Net Assets from Operations                        $ 1,203,456
                                                                  ===========

See Notes to Financial Statements.

                         Sentinel Tax-Free Income Fund

Statement of Changes on Net Assets

                                                         Six Months
                                                              Ended             Year
                                                            5/31/02            Ended
                                                        (Unaudited)         11/30/01
------------------------------------------------------------------------------------
Increase in Net Assets from Operations
Net investment income                                $   1,627,181       $ 3,287,624
Net realized gain (loss) on sales of investments          (246,234)          541,134
Net change in unrealized
  appreciation (depreciation)                             (177,491)        1,701,571
                                                     -------------       -----------
Net increase in net assets from operations               1,203,456         5,530,329
                                                     -------------       -----------
--------------------------------------------------------------------- --------------
Distributions to Shareholders
From net investment income                              (1,629,188)       (3,290,198)
From net realized gain on investments                            -                 -
                                                     -------------       -----------
Total distributions to shareholders                     (1,629,188)       (3,290,198)
                                                     -------------       -----------
--------------------------------------------------------------------- --------------
From Capital Share Transactions
Net proceeds from sales of shares                       15,615,057        12,831,953
Net asset value of shares in reinvestment
  of dividends and distributions                         1,077,533         2,188,296
                                                     -------------       -----------
                                                        16,692,590        15,020,249
Less: Payments for shares reacquired                   (14,485,253)      (13,339,445)
                                                     -------------       -----------
Increase in net assets from
  capital share transactions                             2,207,337         1,680,804
                                                     -------------       -----------
Total Increase in Net Assets for period                  1,781,605         3,920,935
Net Assets: Beginning of period                         72,770,728        68,849,793
                                                     -------------       -----------
Net Assets: End of period                            $  74,552,333       $72,770,728
                                                     =============       ===========
Undistributed (Distributions in Excess of)
  Net Investment Income at End of Period             $         (54)      $     1,953
                                                     =============      ============

See Notes to Financial Statements.

                         Sentinel Tax-Free Income Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                   Six Months
                                            Ended 5/31/02 (A)      Year Ended    Year Ended  Year Ended   Year Ended  Year Ended
                                                  (Unaudited)    11/30/01 (A)  11/30/00 (A)    11/30/99     11/30/98    11/30/97
----------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period            $     13.32       $   12.90      $  12.60    $  13.78     $  13.64    $  13.53
                                            ------------------   ------------  ------------  -----------  ----------  ----------
Income (Loss) from Investment Operations
Net investment income                                    0.30            0.62          0.64        0.64         0.65        0.65
Net realized and unrealized gain (loss)
  on investments                                        (0.09)           0.42          0.30       (1.01)        0.33        0.24
                                            ------------------   ------------  ------------  -----------  ----------  ----------
Total from investment operations                         0.21            1.04          0.94       (0.37)        0.98        0.89
                                            ------------------   ------------  ------------  -----------  ----------  ----------

Less Distributions
Dividends from net investment income                     0.30            0.62          0.64        0.64         0.65        0.65
Distributions from realized gains on
  investments                                               -               -             -        0.17         0.19        0.13
                                            ------------------   ------------  ------------  -----------  ----------  ----------
Total Distributions                                      0.30            0.62          0.64        0.81         0.84        0.78
                                            ------------------   ------------  ------------  -----------  ----------  ----------
Net asset value at end of period                  $     13.23       $   13.32      $  12.90    $  12.60        13.78    $   3.64
                                            =================    ============  ============  ===========  ==========  ==========
Total Return (%) *                                       1.59 ++         8.15          7.74       (2.79)        7.45        6.86


Ratios/Supplemental Data
Ratio of net expenses to average net
  assets (%)                                             0.73 +          0.74          0.77        0.73         0.74        0.91
Ratio of expenses to average net assets
  before voluntary expense reimbursements
  (%) **                                                 0.96 +          0.95          0.96        0.91         0.92        0.95
Ratio of net investment income to average
  net assets (%)                                         4.52 +          4.62          5.08        4.84         4.77        4.84
Ratio of net investment income to average
  net assets before voluntary expense
  reimbursements (%) **                                  4.30 +          4.41          4.89        4.66         4.59        4.84
Portfolio turnover rate (%)                                14 ++           21             5          34           37          47
Net assets at end of period (000 omitted)         $    74,552       $  72,771      $ 68,850    $ 85,975     $ 88,683    $ 87,935

(A) Per share data calculated utilizing average daily shares outstanding.

  + Annualized
 ++ Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (2).

See Notes to Financial Statements.

                     Sentinel New York Tax-Free Income Fund

Investment in Securities
at May 31, 2002 (Unaudited)
                                                       Principal Amount Value
                                                     (M=$ 1,000)       (Note 1)
Bonds 93.5%
New York 83.1%
Albany New York Parking
   Authority Revenue
   5.125%, 07/15/10                                      650M      $   667,888
City University New York
   Certificate of Participation
   5.75%, 08/15/05                                       300M          325,605
Coxsackie Athens New York
   Central School District
   5.50%, 06/15/13 (FSA)                                 260M          279,856
Dutchess County, NY G/O
   5.00%, 06/15/17                                       325M          329,157
Long Island, NY Electric
   Power Revenue
   5.50%, 12/01/13 (FSA)                                 500M          552,035
   5.25%, 12/01/26                                       200M          195,154
Metro Transportation
Authority
   5.75%, 07/01/13                                       250M          278,392
   5.50%, 11/15/13 (AMBAC)                               500M          551,865
   5.00%, 04/01/23 (FGIC)                                250M          244,600
Monroe County G/O
   6.00%, 03/01/14                                       250M          284,623
Monroe County Industrial
   Dev. Agency
   5.375%, 04/01/29                                      510M          485,301
Monroe Woodbury
   Central School Dist.
   5.625%, 05/15/22 (MBIA)                               250M          258,850
Nassau County Industrial
   Dev. Agency
   4.75%, 07/01/28 (MBIA)                                500M          461,360
New York City Municipal
   Water Fin. Auth.
   5.00%, 06/15/12                                       210M          221,865
   6.00%, 06/15/17                                       100M          101,600
   5.75%, 06/15/20 (MBIA)                                220M          237,827
   5.875%, 06/15/25 (MBIA)                               500M          553,240
   5.125%, 06/15/30 (FGIC)                               300M          294,522
New York, NY G/O Series B
   5.75%, 08/01/11                                       300M          325,719
New York, NY G/O Series G
   5.75%, 02/01/20                                       400M          408,860
New York, NY G/O Series K
   5.625%, 08/01/13                                      350M          368,910
New York, NY Transitional
   Fin. Auth.
   5.375%, 05/01/14                                     1000M        1,062,820
New York State Dorm.
   Authority Revenue
      4201 Schools Program
      5.00%, 07/01/10                                    250M          265,148
   City University System
      5.625%, 07/01/16                                   250M          275,230
      5.375%, 07/01/25
      (AMBAC)                                            200M          201,534
   Department of Health
      5.50%, 07/01/20                                    125M          127,226
   Fordham University
      5.75%, 07/01/15 (FGIC)                             215M          231,011
   Memorial Sloan Kettering
      Cancer Center
      5.50%, 07/01/23 (MBIA)                             500M          530,970
   Mental Health Services
      5.70%, 08/15/09                                    250M          273,063
      5.50%, 08/15/17                                    595M          618,217
      5.50%, 08/15/17 (P/R)                                5M            5,588
      4.50%, 08/15/28
      (AMBAC)                                            500M          440,450
   New York Medical College
      4.75%, 07/01/27 (MBIA)                             250M          231,362
  Nursing Home-Hebrew Home
      5.625%, 02/01/17                                   135M      $   139,794
  Presbyterian FHA
      Hospital
      4.75%, 08/01/27
      (AMBAC)                                            500M          462,650
  Saint Johns Univ.
       5.25%, 07/01/18 (MBIA)                            205M          210,830
  State University Education
      Facility
      5.50%, 05/15/09                                    500M          545,485
  State Univ. Educ. Fac. -
      Ser A
      6.375%, 05/15/14 (P/R)                             250M          266,438
  Wyckoff Heights Medical Ctr.
      5.3%, 08/15/21                                     250M          250,920
  New York State
      Environmental Facilities
      5.75%, 01/15/13                                    250M          267,848
      5.75%, 03/15/13                                    300M          310,602
  New York State Environmental
      Water Revenue
      5.75%, 06/15/11                                    500M          562,925
      5.00%, 06/15/19                                    750M          755,408
  New York State Local Govt.
      Assistance Corp.
      5.375%, 04/01/16
      (AMBAC)                                            300M          312,078
  New York State Medical
      Care Facilities
      6.45%, 02/15/09 (P/R)                              195M          205,569
  New York State Mortgage
      Agency Revenue Bonds
      5.375%, 10/01/17                                   500M          507,700
  New York State Thruway
      Auth. Service Contract
      5.25%, 01/01/09                                    500M          539,095
      5.25%, 04/01/10 (FGIC)                             500M          540,900
      6.25%, 04/01/14                                    200M          223,918
  New York State Urban
      Development Corp.
      6.00%, 01/01/15 (AMBAC)                            485M          538,656
      5.70%, 04/01/20                                    250M          272,012
      4.75%, 01/01/28 (AMBAC)                            250M          230,855
  North Hempstead, NY G/O
      6.00%, 07/15/15 (FGIC)                             500M          553,975
  Saint Lawrence University
      5.625%, 07/01/13 (MBIA)                            250M          268,012
  Suffolk County, NY
      Judicial Svc. Agreement
      5.75%, 10/15/13 (AMBAC)                            500M          553,965
  Suffolk County, NY
      Water Authority
      5.625%, 06/01/16
      (AMBAC)                                            170M          173,400
  Triborough Bridge &
      Tunnel Authority
      6.00%, 01/01/12                                    250M          284,280
      5.125%, 01/01/22                                   250M          249,837
  United Nations
      Development Corp.
      6.00%, 07/01/12                                    250M          266,977
                                                                   -----------
                                                                    21,183,977
                                                                   -----------
  Puerto Rico 10.4%
  Puerto Rico Childrens
      Trust Fund
      6.00%, 07/01/26                                    500M          520,060
  Puerto Rico Commonwealth
      5.375%, 07/01/21 (MBIA)                            255M          262,155
      5.40%, 07/01/25                                    300M          302,766
  Puerto Rico Commonwealth
      Highway & Trans. Auth.
      5.75%, 07/01/16 (MBIA)                             500M          571,655
  Puerto Rico Electric
      Power Authority
      4.50%, 07/01/18 (MBIA)                             300M      $   289,338
  Puerto Rico Indl. Tourist Edl.
      Med. & Envir. Ctl. Facs.
      5.00%, 10/01/22 (MBIA)                             300M          300,789
  Puerto Rico Public
     Building Authority
     5.75%, 07/01/15                                     400M          414,644
                                                                   -----------
                                                                     2,661,407
                                                                   -----------
  Total Bonds
     (Cost $22,987,707)                                             23,845,384
                                                                   -----------

------------------------------------------------------------------------------
                                                    Shares            Value
                                                                     (Note 1)
------------------------------------------------------------------------------
Short-Term Investments 4.7%
BlackRock Provident Institutional
   New York Money Fund 1.30% (a)
   (Cost $1,200,000)                               1,200,000         1,200,000
                                                                   -----------
Total Investments
   (Cost $24,187,707)*                                               25,045,384

Excess of Other Assets
   Over Liabilities 1.8%                                               459,428
                                                                   -----------
Net Assets                                                         $25,504,812
                                                                   ===========

* Also cost for federal income tax purposes. At May 31, 2002, net unrealized appreciation for federal income tax purposes aggregated $857,677 of which, $939,596 related to appreciated securities and $81,919 related to depreciated securities.
(a) Variable rate security that may be tendered back to issuer at par.
    The following abbreviations are used in the portfolio descriptions:
    (AMBAC) - Guaranteed by AMBAC Indemnity Corp
    (FGIC) - Guaranteed by Financial Guaranty Insurance Co
    (FSA) - Guaranteed by Financial Security Assurance, Inc.
    (MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp
    (P/R) - Prerefunded
    G/O - General Obligation Bond

                                              See Notes to Financial Statements.

                     Sentinel New York Tax-Free Income Fund

Statement of Assets and Liabilities
at May 31, 2002 (Unaudited)

----------------------------------------------------------------
Assets
Investments at value (Cost $24,187,707)            $ 25,045,384
Cash and cash equivalents                                47,148
Receivable for fund shares sold                          19,347
Receivable for interest                                 404,380
Receivable from fund administrator                        9,800
                                                   -------------
  Total Assets                                       25,526,059
                                                   ------------
----------------------------------------------------------------
Liabilities
Payable for fund shares repurchased                         800
Accrued expenses                                          3,377
Management fee payable                                   11,221
Distribution fee payable                                  4,657
Fund service fee payable                                  1,192
                                                   -------------
  Total Liabilities                                      21,247
                                                   -------------
Net Assets Applicable to Outstanding Shares        $ 25,504,812
                                                   =============
Net Asset Value and Offering Price Per Share
$25,504,812/2,121,411 shares outstanding           $      12.02
Sales Charge-- 4.00% of Offering Price                     0.50
                                                   -------------
Maximum Offering Price Per Share                   $      12.52
                                                   =============
----------------------------------------------------------------
Net Assets Represent
Capital stock at par value                         $     21,214
Paid-in capital                                      24,896,440
Accumulated distributions in excess of net
  investment income                                        (306)
Accumulated undistributed net realized
  short-term loss on investments                       (298,027)
Accumulated undistributed net realized
  long-term gain on investments                          27,814
Unrealized appreciation of investments                  857,677
                                                   -------------
Net Assets                                         $ 25,504,812
                                                   =============

Statement of Operations
For the Six Months Ended May 31, 2002 (Unaudited)

----------------------------------------------------------------
Investment Income
Income:
Interest                                           $    595,553

Expenses:                                          -------------
Management advisory fee                                  63,830
Transfer agent fees                                       5,600
Custodian fees                                            2,628
Distribution expense                                     24,269
Accounting services                                       4,055
Auditing fees                                             1,500
Legal fees                                                  400
Reports and notices to shareholders                         275
Registration and filing fees                              2,093
Directors' fees and expenses                              1,360
Other                                                     6,018
                                                   -------------
  Total Expenses                                        112,028
  Expense Reimbursement                                 (48,868)
  Expense Offset                                         (2,528)
                                                   -------------
  Net Expenses                                           60,632
                                                   -------------
Net Investment Income                                   534,921
                                                   -------------
----------------------------------------------------------------
Realized and Unrealized Loss on Investments
Net realized gain on sales of investments                55,829
Net change in unrealized appreciation
  (depreciation)                                        (85,018)
                                                   -------------
Net Realized and Unrealized Loss
  on Investments                                        (29,189)
                                                   -------------
Net Increase in Net Assets from Operations         $    505,732
                                                   =============

See Notes to Financial Statements.

                     Sentinel New York Tax-Free Income Fund

Statement of Changes on Net Assets

                                                           Six Months
                                                                Ended             Year
                                                              5/31/02            Ended
                                                          (Unaudited)         11/30/01
--------------------------------------------------------------------------------------
Increase in Net Assets from Operations
Net investment income                                   $    534,921     $    975,246
Net realized gain (loss) on sales of investments              55,829           (5,151)
Net change in unrealized appreciation (depreciation)         (85,018)         707,576
                                                        -------------    -------------
Net increase in net assets from operations                   505,732        1,677,671
                                                        -------------    -------------
--------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income                                  (535,532)        (975,262)
From realized gain on investments                                  -                -
                                                        -------------    -------------
Total distributions to shareholders                         (535,532)        (975,262)
                                                        -------------    -------------
--------------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares                          2,548,413        5,117,077
Net asset value of shares in reinvestment
  of dividends and distributions                             365,987          682,924
                                                        -------------    -------------
                                                           2,914,400        5,800,001
Less: Payments for shares reacquired                        (654,459)      (1,945,873)
                                                        -------------    -------------
Increase in net assets from
  capital share transactions                               2,259,941        3,854,128
                                                        -------------    -------------
Total Increase in Net Assets for period                    2,230,141        4,556,537
Net Assets: Beginning of period                           23,274,671       18,718,134
                                                        -------------    -------------
Net Assets: End of period                               $ 25,504,812     $ 23,274,671
                                                        =============    =============
Undistributed (Distributions in Excess of)
  Net Investment Income at End of Period                $       (306)    $        304
                                                        =============    =============

See Notes to Financial Statements.

                     Sentinel New York Tax-Free Income Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                      Six Months
                                               Ended 5/31/02 (A)       Year Ended    Year Ended   Year Ended  Year Ended  Year Ended
                                                     (Unaudited)     11/30/01 (A)  11/30/00 (A)     11/30/99    11/30/98    11/30/97
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period                 $  12.04         $   11.59    $    11.20   $   12.19    $   11.88  $    11.72
                                               -----------------     ------------  ------------   ----------  ----------  ----------

Income (Loss) from Investment Operations
Net investment income                                      0.26              0.57          0.63        0.60         0.62        0.60
Net realized and unrealized gain (loss) on investments    (0.02)             0.45          0.39       (0.99)        0.34        0.25
                                               -----------------     ------------  ------------   ----------  ----------  ----------
Total from investment operations                           0.24              1.02          1.02       (0.39)        0.96        0.85
                                               -----------------     ------------  ------------   ----------  ----------  ----------

Less Distributions
Dividends from net investment income                       0.26              0.57          0.63        0.60         0.62        0.60
Distributions from realized gains on
investments                                                   -                 -             -           -         0.03        0.09
                                               -----------------     ------------  ------------   ----------  ----------  ----------
Total Distributions                                        0.26              0.57          0.63        0.60         0.65        0.69
                                               -----------------     ------------  ------------   ----------  ----------  ----------
Net asset value at end of period                       $  12.02         $   12.04    $    11.59   $   11.20    $   12.19  $    11.88
                                               =================     ============  ============   ==========  ==========  ==========
Total Return (%) *                                         2.05  ++          8.90          9.40       (3.30)        8.29        7.65

Ratios/Supplemental Data
Ratio of net expenses to average net
assets (%)                                                 0.52  +           0.37          0.02           -            -        0.30
Ratio of expenses to average net assets
  before voluntary expense reimbursements (%) **           0.92  +           0.93          0.96        0.96         1.01        1.09
Ratio of net investment income to average
  net assets (%)                                           4.41  +           4.71          5.54        5.13         5.17        5.31
Ratio of net investment income to average net
  assets before voluntary expense reimbursements
  (%) **                                                   4.01  +           4.14          4.61        4.20         4.19        4.57
Portfolio turnover rate (%)                                   6  ++             4             4          31            6          21
Net assets at end of period (000 omitted)              $ 25,505         $  23,275    $   18,718   $  16,175    $  11,978  $    7,704

 (A) Per share data calculated utilizing average daily shares outstanding.
   + Annualized
  ++ Not annualized
   * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
  ** Expense reductions are comprised of the voluntary expense reimbursements

See Notes to Financial Statements.

                       Sentinel Government Securities Fund

Investment in Securities
at May 31, 2002 (Unaudited)
                                 Principal Amount     Value
                                   (M=$1,000)       (Note 1)
-------------------------------------------------------------
U.S. Government
  Agency Obligations 101.9%
Federal Farm Credit Bank 3.4%
Agency Discount Note:
  1.75%, 06/04/02                  2,500M      $  2,499,635
                                               ------------
Federal Home Loan
  Mortgage Corporation 6.0%
Mortgage-Backed Securities:
15-Year:
  9%, '06                             20M            20,925
                                               ------------
30-Year:
  8.25%, '05                           2M             2,362
  11%, '09                             3M             2,771
  11%, '15                            14M            15,480
  11%, '15                             9M            10,792
  11%, '15                            12M            13,687
  8%, '17                          1,011M         1,092,667
  11%, '17                             4M             4,383
  11%, '17                            46M            50,861
  7%, '28                          2,169M         2,251,835
  7%, '28                            974M         1,011,850
                                               ------------
                                                  4,456,688
                                               ------------
Total Federal Home Loan
 Mortgage Corporation                             4,477,613
                                               ------------
Federal National Mortgage Association 77.4%
Collateralized Mortgage Obligations:
 FNR 1998-17 T
 6.25%, '26                        5,000M         5,193,050
 FNR 1997-74 P
 6.50%, '26                        3,000M         3,139,890
                                               ------------
                                                  8,332,940
                                               ------------
Mortgage-Backed Securities:
 10-Year:
 7%, '10                             645M           680,129
                                               ------------
15-Year:
 9.75%, '04                           24M            24,023
 8.5%, '11                           389M           416,298
                                               ------------
                                                    440,321
                                               ------------
20-Year:
 10.5%, '17                          444M           505,226
 10%, '18                            131M           148,597
 6.5%, '20                           201M           206,404
                                               ------------
                                                    860,227
                                               ------------
30-Year:
 9.25%, '09                          104M           114,583
 10%, '18                            205M           230,010
 10%, '19                            245M           274,827
 7.75%, '22                          500M           536,422
 7%, '23                           1,141M         1,187,673
 6%, '24                           5,652M         5,680,497
 6.5%, '24                         1,677M         1,718,358
 7%, '24                           3,607M         3,762,681
 8%, '24                             700M           752,545
 6.5%, '25                         1,968M         2,014,207
 7%, '25                           1,792M         1,865,871
 9.5%, '25                           336M           372,264
 8%, '27                             401M           429,994
 8%, '27                           2,295M         2,457,570
 8%, '27                           1,009M         1,083,292
 6%, '28                           1,942M         1,946,837
 8%, '28                             532M           572,636
 6.5%, '29                         2,809M         2,866,897
 6.5%, '29                           978M           996,402
 6.5%, '29                         3,770M         3,846,494
 7%, '29                           2,501M         2,599,308
 6.625%, '30                       5,000M         5,225,000
 7.5%, '30                         1,455M         1,524,058
 6.5%, '31                         2,563M         2,608,914
 7%, '31                           2,585M         2,672,693
                                               ------------
                                                 47,340,033
                                               ------------
Total Federal National
 Mortgage Association                            57,653,650
                                               ------------
Government National
 Mortgage Association 15.1%
Mortgage-Backed Securities:
10-Year:
 7%, '03                             172M           176,002
 7%, '03                             243M           247,968
                                               ------------
                                                    423,970
                                               ------------
15-Year:
 7%, '16                           2,302M         2,428,581
 7%, '17                             552M           578,518
                                               ------------
                                                  3,007,099
                                               ------------
30-Year:
 7%, '23                           1,506M         1,572,770
 6%, '26                           3,120M         3,126,541
 7%, '28                           3,020M         3,144,660
                                               ------------
                                                  7,843,971
                                               ------------
Total Government National
 Mortgage Association                            11,275,040
                                               ------------
Total U.S. Government
 Agency Obligations
   (Cost $74,942,611)                            75,905,938
                                               ------------
Corporate Short-Term Notes 4.7%
Wells Fargo & Co.
  1.78%, 06/13/02
  (Cost $3,497,923)                3,500M         3,497,923
                                               ------------
Total Investments
  (Cost $78,440,534)*                            79,403,861

Excess of Liabilities
     Over Other Assets (6.6%)                    (4,896,418)
                                               ------------
Net Assets                                     $ 74,507,443
                                               ============

* Cost for federal income tax purposes is substantially similar At May 31, 2002 unrealized appreciation for federal income tax purposes aggregated $963,327 of which $1,107,551 related to appreciated securities and $144,224 related to depreciated securities.

                                              See Notes to Financial Statements.

                       Sentinel Government Securities Fund

 Statement of Assets and Liabilities
 at May 31, 2002 (Unaudited)

------------------------------------------------------------
 Assets
 Investments at value (Cost $78,440,534)        $ 79,403,861
 Cash and cash equivalents                           120,996
 Receivable for securities sold                       48,642
 Receivable for fund shares sold                     220,092
 Receivable for interest                             380,043
 Receivable from fund administrator                   16,469
                                               -------------
      Total Assets                                80,190,103
                                               -------------
------------------------------------------------------------
 Liabilities
 Payable for securities purchased                  5,499,631
 Payable for fund shares repurchased                  93,981
 Accrued expenses                                     30,266
 Management fee payable                               32,938
 Distribution fee payable                             18,608
 Fund service fee payable                              7,236
                                               -------------
      Total Liabilities                            5,682,660
                                               -------------
 Net Assets Applicable to Outstanding Shares    $ 74,507,443
                                               -------------
 Net Asset Value and Offering Price Per Share
 $74,507,443 / 7,329,025 shares outstanding     $      10.17
 Sales Charge -- 4.00% of Offering Price                0.42
                                               -------------
 Maximum Offering Price Per Share               $      10.59
                                               -------------
------------------------------------------------------------
 Net Assets Represent
 Capital stock at par value                     $     73,290
 Paid-in capital                                  78,933,586
 Accumulated distributions in excess of
   net investment income                              (4,311)
 Accumulated undistributed net realized
   short-term loss on investments                 (2,362,064)
 Accumulated undistributed net realized
   long-term loss on investments                  (3,096,385)
 Unrealized appreciation of investments              963,327
                                               -------------
 Net Assets                                     $ 74,507,443
                                               =============

 Statement of Operations
 For the Six Months Ended May 31, 2002 (Unaudited)

------------------------------------------------------------
 Investment Income
 Income:
 Interest                                       $  2,088,887
                                               -------------
 Expenses:

 Management advisory fee                             193,390
 Transfer agent fees                                  50,805
 Custodian fees                                        7,053
 Distribution expense                                 73,522
 Accounting services                                  12,250
 Post retirement health and pension                   16,867
 benefits
 Auditing fees                                         4,000
 Legal fees                                            1,750
 Reports and notices to shareholders                   3,750
 Registration and filing fees                         12,106
 Directors' fees and expenses                          4,149
 Other                                                 4,011
                                               -------------
   Total Expenses                                    383,653
   Expense Reimbursement                             (72,446)
   Expense Offset                                     (4,653)
                                               -------------
   Net Expenses                                      306,554
                                               -------------
 Net Investment Income                             1,782,333
                                               -------------

------------------------------------------------------------
 Realized and Unrealized Loss on Investments
 Net realized loss on sales of investments          (830,550)
 Net change in unrealized appreciation               826,090
                                               -------------
 Net Realized and Unrealized Loss
   on Investments                                     (4,460)
                                               -------------
 Net Increase in Net Assets from Operations     $  1,777,873
                                               =============


See Notes to Financial Statements.

                      Sentinel Government Securities Fund

Statement of Changes on Net Assets

                                                       Six Months
                                                            Ended          Year
                                                          5/31/02         Ended
                                                       (Unaudited)     11/30/01
--------------------------------------------------------------------------------
Increase in Net Assets from Operations
Net investment income                              $   1,782,333  $  3,830,648
Net realized gain (loss) on sales of  investments       (830,550)     3,625,758
Net change in unrealized
  appreciation (depreciation)                            826,090     (1,141,814)
                                                   -------------   ------------
Net increase in net assets from operations             1,777,873      6,314,592
                                                   -------------   ------------
--------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income                            (1,915,491)    (3,830,627)
From net realized gain on investments                          -              -
                                                   -------------   ------------
Total distributions to shareholders                   (1,915,491)    (3,830,627)
                                                   -------------   ------------
--------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares                     23,618,408     30,397,627
Net asset value of shares in reinvestment
 of dividends and distributions                        1,496,185      2,990,854
                                                   -------------   ------------
                                                      25,114,593     33,388,481
Less: Payments for shares reacquired                 (23,515,226)   (23,477,291)
                                                   -------------   ------------
Increase in net assets from
 capital stock transactions                            1,599,367      9,911,190
                                                   -------------   ------------
Total Increase in Net Assets for period                1,461,749     12,395,155
Net Assets: Beginning of period                       73,045,684     60,650,529
                                                   -------------   ------------
Net Assets: End of period                          $  74,507,433   $ 73,045,684
                                                   =============   ============
Distributions in Excess of Net Investment
 Income at End of Period                           $      (4,311)  $     (9,054)
                                                   =============   ============

See Notes to Financial Statements.

                      Sentinel Government Securities Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                       Six Months
                                                 Ended 5/31/02 (A)    Year Ended    Year Ended   Year Ended   Year Ended  Year Ended
                                                       (Unaudited)   11/30/01 (A)  11/30/00 (A)    11/30/99     11/30/98    11/30/97
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period                   $  10.19       $   9.81       $  9.56     $  10.46     $  10.09     $ 10.00
                                                         --------       --------       -------     --------     --------     -------

Income (Loss) from Investment Operations
Net investment income                                        0.26           0.57          0.64         0.64         0.61        0.59
Net realized and unrealized gain
  (loss) on investments                                     (0.02)          0.38          0.25        (0.90)        0.37        0.09
                                                         --------       --------       -------     --------     --------     -------
Total from investment operations                             0.24           0.95          0.89        (0.26)        0.98        0.68
                                                         --------       --------       -------     --------     --------     -------

Less Distributions
Dividends from net investment income                         0.26           0.57          0.64         0.64         0.61        0.59
Distributions from realized gains
  on investments                                                -              -             -            -            -           -
                                                         --------       --------       -------     --------     --------     -------
Total Distributions                                          0.26           0.57          0.64         0.64         0.61        0.59
                                                         --------       --------       -------     --------     --------     -------
Net asset value at end of period                         $  10.17       $  10.19       $  9.81     $   9.56     $  10.46     $ 10.09
                                                         ========       ========       =======     ========     ========     =======
Total Return (%) *                                           2.44 ++        9.96          9.72        (2.49)       10.02        7.15

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)              0.85 +         0.85          0.87         0.84         0.91        0.98
Ratio of expenses to average net assets before
  voluntary expense reimbursements (%) **                    1.04 +         1.00          1.03         0.98         0.99        0.99
Ratio of net investment income to average
  net assets (%)                                             4.85 +         5.68          6.72         6.46         6.02        6.15
Ratio of net investment income to average
  net assets before voluntary expense
  reimbursements (%) **                                      4.65 +         5.53          6.56         6.34         5.94        6.15
Portfolio turnover rate (%)                                   171 ++         379           232          330          355         249
Net assets at end of period (000 omitted)                $ 74,507       $ 73,046       $60,651     $ 65,136     $ 76,498     $75,810

(A) Per share data calculated utilizing average daily shares outstanding.
  + Annualized
 ++ Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (2).

See Notes to Financial Statements.

                    Sentinel Short Maturity Government Fund

Investment in Securities
at May 31, 2002 (Unaudited)
                                                        Principal Amount Value
                                                        (M=$1,000)     (Note 1)
--------------------------------------------------------------------------------
U.S. Government
 Agency Obligations 98.0%
Federal Home Loan
 Mortgage Corporation 28.5%
Collateralized Mortgage Obligations:
   FHLMC T-2A 7%, '21                                       124M   $   128,539
                                                                   -----------
Mortgage-Backed Securities:
7 - Year Balloon
   7%, 03                                                    91M        94,088
                                                                   -----------
15-Year:
 7.5%, '02                                                    0M           248
 8%, '02                                                      2M         1,869
 9%, '02                                                      4M         3,752
 9.5%, '03                                                   10M        10,571
 6.5%, '04                                                  130M       133,622
 9.5%, '04                                                   43M        45,151
 8.5%, '05                                                   37M        38,429
 9%, '05                                                     31M        32,395
 9.5%, '05                                                   64M        66,771
 10%, '05                                                    10M        10,619
 9%, '06                                                     91M        95,292
 8.5%, '07                                                   11M        11,417
 9%, '07                                                    364M       380,415
 9%, '07                                                     74M        78,048
 6%, '08                                                    306M       317,248
 6%, '08                                                    180M       185,068
 6.5%, '08                                                  228M       238,316
 7%, '08                                                  1,154M     1,219,849
 7%, '08                                                    942M       992,157
 8%, '08                                                     26M        27,772
 5.5%, '09                                                  154M       155,814
 6%, '09                                                  1,253M     1,299,890
 6.5%, '09                                                  222M       232,018
 7.5%, '09                                                   41M        43,403
 7%, ' 10                                                   954M     1,008,756
 6%, '11                                                    874M       903,677
 6%, '11                                                    267M       275,717
 6%, '11                                                    301M       311,943
 6.5%, '11                                                1,896M     1,978,329
 7%, '11                                                    255M       268,523
 7%, '11                                                     96M       101,423
 7.5%, '11                                                  902M       957,488
 8%, '11                                                    314M       333,843
 8%, '11                                                    479M       509,745
 6%, '12                                                    999M     1,034,184
 6.5%, '12                                                1,356M     1,416,773
 7%, '12                                                  2,790M     2,943,161
 7%, '12                                                  4,542M     4,801,796
 7%, '13                                                  2,515M     2,652,936
 6%, '14                                                  1,858M     1,923,718
 6%, '14                                                    779M       805,562
 6.5%, '14                                                  965M     1,005,298
 8%, '15                                                    408M       434,065
                                                                   -----------
                                                                    29,287,071
                                                                   -----------
30-Year:
 8.5%, '03                                                   44M        45,065
 7%, '06                                                     63M        64,856
 7.25%, '06                                               2,001M     2,062,026
 7.75%, '06                                                  12M        12,811
 6.5%, '07                                                   51M        50,766
 7%, '07                                                     34M        35,054
 8%, '07                                                    278M       293,790
 8.25%, '07                                                 149M       156,962
 7.5%, '08                                                  267M       279,588
 7.5%, '08                                                  128M       132,611
 7.75%, '08                                                  64M        66,497
 8%, '08                                                    308M       322,856
 8.75%, '08                                                  96M       103,318
 9.25%, '08                                                  87M        94,252
 9.25%, '08                                                   5M         4,732
 7.5%, '09                                                  207M       217,795
 7.75%, '09                                                 107M       112,224
 8%, '09                                                     49M        52,050
 8%, '09                                                     61M        64,265
 8.25%, '09                                                 195M       205,934
 8.5%, '09                                                  366M       387,929
 10.25%, '09                                                  7M         7,632
 7.75%, '16                                                 180M       188,813
 7.75%, '17                                                 120M       129,145
 8%, '17                                                    234M       253,258
 8%, '17                                                    243M       258,339
 8%, '18                                                  4,443M     4,696,676
 8%, '23                                                    191M       206,726
                                                                   -----------
                                                                    10,505,970
                                                                   -----------
Total Federal Home
 Loan Mortgage Corporation                                          40,015,668
                                                                   -----------
Federal National Mortgage Association 60.1%
Mortgage-Backed Securities:
 7-Year Balloon:
  5.5%, '04                                                 272M       277,434
  7%, '04                                                   126M       128,916
                                                                   -----------
                                                                       406,350
                                                                   -----------
10-Year
 7%, '07                                                    196M       205,990
 6%, '08                                                  1,193M     1,233,840
 6.5%, '08                                                1,858M     1,940,736
 5.5%, '09                                                3,094M     3,167,059
 5.5%, '09                                                1,688M     1,728,371
 6%, '09                                                    816M       846,729
 6%, '09                                                  1,407M     1,458,840
 6.5%, '09                                                1,967M     2,056,499
 7%, '09                                                    987M     1,040,761
 7%, '09                                                    358M       377,174
 6.5%, '10                                                  587M       613,270
 7%, '10                                                  1,125M     1,187,293
 7.5%, '10                                                  289M       304,731
 5.5%, '11                                                1,264M     1,291,225
 6%, '11                                                  1,379M     1,428,179
 6%, '11                                                    163M       168,585
 6.5%, 11                                                 1,427M     1,490,076
 6.5%, 11                                                 1,326M     1,384,630
 6.5%, 11                                                 2,493M     2,602,946
 6.5%, '11                                                2,393M     2,499,530
                                                                   -----------
                                                                    27,026,464
                                                                   -----------
15-Year:
 9%, '02                                                      0M           463
 9%, '02                                                      1M           574
 6.5%, '03                                                    1M         1,088
 7%, '03                                                      7M         6,815
 9.5%, '03                                                   20M        21,368
 6%, '04                                                     48M        47,973
 6.5%, '08                                                1,010M     1,055,326
 7%, '08                                                    725M       763,459
 6%, '09                                                  3,477M     3,595,560
 6%, '09                                                  2,512M     2,596,427
 6%, '09                                                    986M     1,019,033
 6.5%, '09                                                1,636M     1,708,641
 6.5%, '09                                                  694M       724,285
 6.5%, '09                                                  235M       245,509
 6.5%, '09                                                  202M       210,715
 6.5%, '09                                                2,420M     2,527,720
 7%, '09                                                    420M       442,797
 7.25%, '09                                                 292M       308,430
 6.5%, '10                                                  543M       565,947
 7%, '10                                                    904M       952,321
 7%, '10                                                    460M       484,537
 7%, '10                                                    227M       239,197
 7%, '10                                                    334M       352,303
 7%, '10                                                    220M       232,036
 7%, '10                                                    198M       209,054
 7%, '10                                                    878M       924,850
 7%, '10                                                    195M       204,891
 9%, '10                                                    155M       163,862
 6%, '11                                                    848M       875,421
 6%, '11                                                  1,429M     1,474,631
 6%, '11                                                  3,239M     3,342,917
 6.5%, '11                                                1,920M     1,999,532
 6.5%, '11                                                  667M       438,229
 6.5%, '11                                                  421M       694,829
 7%, '11                                                  4,004M     4,220,402
 7%, '11                                                    405M       426,175
 7%, '11                                                    399M       420,820
 7%, '12                                                    460M       483,956
 7%, '12                                                    704M       729,097
 8.5%, '12                                                  182M       193,040
 6.5%, '13                                                2,190M     2,268,202
 5.5%, '14                                                  678M       685,855
 6.5%, '14                                                  983M     1,025,721
 7.5%, '14                                                2,384M     2,530,497
 6.5%, '15                                                5,532M     5,779,436
 6.5%, '15                                                2,716M     2,822,867
 8.5 %, '15                                                 255M       271,172
 9%, '16                                                    338M       360,880
                                                                   -----------
                                                                    50,648,860
                                                                   -----------
20-Year:
 10.5%, '18                                                 300M       342,038
                                                                   -----------
30-Year:
 10.5%, '03                                                   0M             6
 8%, '04                                                      7M         7,360
 8%, '04                                                      4M         3,660
 9%, '04                                                     19M        19,442
 7%, '05                                                     41M        41,938
 8%, '05                                                    121M       122,509
 9%, '05                                                    163M       170,737
 7.75%, '06                                                 121M       127,037
 8%, '06                                                    150M       157,405
 8%, '06                                                     55M        56,552
 7.5%, '07                                                  113M       119,048
 7.5%, '07                                                    5M         5,399
 7.5%, '07                                                  307M       322,208
 7.75%, '08                                                  89M        94,572
 8%, '08                                                     82M        85,780
 8%, '08                                                    155M       164,885
 8%, '08                                                    196M       209,290
 8.5%, '08                                                   93M        99,628
 8.25%, '09                                                 176M       185,804
 8.75%, '09                                                  38M        40,897

                                              See Notes to Financial Statements.

                    Sentinel Short Maturity Government Fund
at May 31, 2002 (Unaudited)
              Principal Amount Value
                (M=$ 1,000)  (Note 1)
----------------------------------------------------

   9%, '09                     98M$     $    105,555
   8.5%,'11                   314M           333,602
   8.5%, '11                   59M            63,278
   8%, '12                    386M           411,720
   8.75%, '13                  27M            29,085
   7.5%, '14                  228M           237,831
   11.5%, '15                 106M           121,787
   12.5%, '15                 162M           187,055
   10.5%, '16                 316M           352,247
   8.25%, '17                 149M           161,901
   9%, '17                    159M           175,701
   10.5%, '18                  69M            77,012
   7%, '19                     84M            87,148
   11%, '19                    48M            53,866
   7.45%, '22                 291M           308,013
   7.45%, '22                 442M           467,620
   8.25%, '22                  41M            44,807
   10%, '23                   186M           208,507
   9%, '25                    162M           178,611
   10%, '25                   280M           314,892
                                        ------------
                                           5,954,395
                                        ------------
Total Federal National
 Mortgage Association                     84,378,107
                                        ------------
Government National
 Mortgage Association 9.4%
Mortgage-Backed Securities:
  15-Year:
   9.5%, '04                    0M               384
   9.75%. '04                 147M           155,039
   9.75%, '05                 223M           236,661
   9%, '06                     38M            38,383
   7%, '07                    184M           194,460
   7%, '07                    213M           225,749
   9%, '07                      4M             4,071
   6%, '08                    311M           322,284
   6.5%, '08                  131M           138,001
   6.5%, '08                  355M           373,308
   6.5%, '08                  310M           326,141
   7%, '08                    113M           120,069
   7%, '08                    103M           109,675
   7.5%, '08                   82M            87,897
   8%, '08                    115M           122,726
   6%, '09                    200M           207,702
   6%, '09                    244M           253,694
   6%, '09                    271M           281,741
   6%, '09                    241M           250,153
   6%, '09                    282M           292,813
   6%, '09                    321M           332,766
   6%, '09                    288M           298,369
   6%, '09                    210M           217,832
   6%, '09                    261M           271,201
   6%, '09                    351M           364,040
   6%, '09                    288M           299,314
   6%, '09                  2,267M         2,352,907
   6.5%, '09                  994M         1,044,519
   6.5%, '09                  337M           354,576
   7%, '09                    612M           649,680
   6%, '11                    239M           247,535
   9%, '11                     41M            44,022
   7.5%, '12                  128M           136,787
   6.5%, '13                  113M           118,607
   6.5%, '13                 1552M         1,622,610
   7%, '13                    113M           117,799
   7.5%, '13                  150M           160,044
   6%, '16                    493M           504,207
                                        ------------
                                          12,877,766
                                        ------------
  20-Year:
   9.25%, '07                  12M            13,208
   9.75%, '10                  34M            37,917
                                        ------------
                                              51,125
                                        ------------
  30-Year:
   6.5%, '03                   25M            25,712
   8%, '03                     42M            43,099
   8%, '04                      6M             6,494
   7.75%, '05                  61M            64,592
   9%, '09                     34M            37,091
   10%, '09                     8M             8,341
   10%, '16                     3M             3,375
                                        ------------
                                             188,704
                                        ------------
Total Government National
 Mortgage Association                     13,117,595
                                        ------------
Total U.S. Government
 Agency Obligations
 (Cost $135,307,520)                     137,511,370
                                        ------------

Corporate Short-Term Notes 2.7%
G.E. Capital  Corp.
   1.77%, 06/13/02          1,500M         1,499,115
Wells Fargo & Co.
   1.72%, 06/05/02          2,300M         2,299,560
                                        ------------
Total Corporate Short-Term Notes
   (Cost $3,798,675)                       3,798,675
                                        ------------
Total Investments
   (Cost $139,106,195)*                  141,310,045

Excess of Liabilities
 Over Other Assets (0.7%)
(965,578)
                                        ------------
Net Assets                              $140,344,467
                                        ============

* Also cost for federal income tax purposes. At May 31, 2002 unrealized appreciation for federal income tax purposes aggregated $2,203,850 of which $2,213,153 related to appreciated securities and $9,303 related to depreciated securities.

                                              See Notes to Financial Statements.

                    Sentinel Short Maturity Government Fund

Statement of Assets and Liabilities
at May 31, 2002  (Unaudited)
----------------------------------------------------------------
Assets
Investments at value (Cost $139,106,195)          $  141,310,045
Cash and cash equivalents                                299,584
Receivable for securities sold                           121,293
Receivable for fund shares sold                        1,963,203
Receivable for interest                                  752,090
Receivable from fund administrator                        44,839
                                                  --------------
  Total Assets                                       144,491,054
                                                  --------------
----------------------------------------------------------------
Liabilities
Payable for securities purchased                       3,959,568
Payable for fund shares repurchased                       69,822
Accrued expenses                                           9,980
Management fee payable                                    60,283
Distribution fee payable                                  36,523
Fund service fee payable                                  10,411
                                                  --------------
  Total Liabilities                                    4,146,587
                                                  --------------
Net Assets Applicable to Outstanding Shares       $  140,344,467
                                                  ==============
Net Asset Value and Offering Price Per Share
$140,344,467/ 14,423,821 shares outstanding       $         9.73
Sales Charge-- 1.00% of Offering Price                      0.10
                                                  --------------
Maximum Offering Price Per Share                  $         9.83
                                                  ==============
----------------------------------------------------------------
Net Assets Represent
Capital stock at par value                        $      144,238
Paid-in capital                                      141,454,962
Accumulated undistributed net investment income           14,083
Accumulated undistributed net realized
 short-term loss on investments                       (2,065,000)
Accumulated undistributed net realized
  long-term loss on investments                       (1,407,666)
Unrealized appreciation of investments                 2,203,850
                                                  --------------
Net Assets                                        $  140,344,467
                                                  ==============

Statement of Operations
For the Six Months Ended May 31, 2002 (Unaudited)
----------------------------------------------------------------
Investment Income
Income:
Interest                                          $    2,831,975
                                                  --------------
Expenses:
Management advisory fee                                  298,458
Transfer agent fees                                       57,650
Custodian fees                                             8,746
Distribution expense                                     198,571
Accounting services                                       19,000
Auditing fees                                              4,500
Legal fees                                                 3,000
Reports and notices to shareholders                        4,750
Registration and filing fees                              16,509
Directors' fees and expenses                               6,231
Other                                                     12,731
                                                  --------------
  Total Expenses                                         630,146
  Expense Reimbursement                                 (197,968)
  Expense Offset                                          (6,446)
                                                  --------------
  Net Expenses                                           425,732
                                                  --------------
Net Investment Income                                  2,406,243
                                                  --------------
----------------------------------------------------------------
Realized and Unrealized Gain on Investments
Net realized loss on sales of investments               (274,657)
Net change in unrealized appreciation                  1,059,357
                                                  --------------
Net Realized and Unrealized Gain
  on Investments                                         784,700
                                                  --------------
Net Increase in Net Assets from Operations        $    3,190,943
                                                  ==============

See Notes to Financial Statements.

                     Sentinel Short Maturity Government Fund

Statement of Changes on Net Assets
                                                     Six Months
                                                          Ended            Year
                                                        5/31/02           Ended
                                                     (Unaudited)       11/30/01
--------------------------------------------------------------------------------
 Increase in Net Assets from Operations
 Net investment income                             $  2,406,243    $  3,622,424
 Net realized gain (loss) on sales of investments      (274,657)        143,376
 Net change in unrealized appreciation                1,059,357         584,210
                                                  -------------   --------------
 Net increase in net assets from operations           3,190,943       4,350,010
                                                  -------------   --------------
--------------------------------------------------------------------------------
 Distributions to Shareholders
 From net investment income                          (2,884,456)     (3,596,269)
 From realized gain on sale of investments                    -               -
                                                  -------------   -------------
 Total distributions to shareholders                 (2,884,456)     (3,596,269)
                                                  -------------   -------------

--------------------------------------------------------------------------------
 From Capital Share Transactions
 Net proceeds from sales of shares                   78,659,702      74,111,903
 Net asset value of shares in reinvestment
   of dividends and distributions                     2,554,077       3,149,027
                                                  -------------   -------------
                                                     81,213,779      77,260,930
 Less: Payments for shares reacquired               (33,585,491)    (37,921,629)
                                                  -------------   -------------
 Increase in net assets from
   capital share transactions                        47,628,288      39,339,301
                                                  -------------   -------------
 Total Increase in Net Assets for period             47,934,775      40,093,042
 Net Assets: Beginning of period                     92,409,692      52,316,650
                                                  -------------   -------------
 Net Assets: End of period                         $140,344,467    $ 92,409,692
                                                  =============   =============
 Undistributed Net Investment Income
   at End of Period                                $     14,083    $      2,099
                                                  =============   =============


See Notes to Financial Statements.

                    Sentinel Short Maturity Government Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                   Six Months
                                            Ended 5/31/02 (A)        Year Ended     Year Ended    Year Ended  Year Ended  Year Ended
                                                  (Unaudited)      11/30/01 (A)   11/30/00 (A)      11/30/99    11/30/98    11/30/97
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period         $         9.71        $     9.56     $    9.58       $  9.88     $   9.82     $  9.81
                                            -----------------      ------------   ------------    ----------  ----------  ----------
Income from Investment Operations
Net investment income                                    0.24              0.57          0.64          0.60         0.57        0.56
Net realized and unrealized gain (loss) on
  investments                                            0.02              0.15         (0.02)        (0.30)        0.06        0.01
                                            -----------------      ------------   ------------    ----------  ----------  ----------
Total from investment operations                         0.26              0.72          0.62          0.30         0.63        0.57
                                            -----------------      ------------   ------------    ----------  ----------  ----------
Less Distributions
Dividends from net investment income                     0.24              0.57          0.64          0.60         0.57        0.56
Distributions from realized gains on
  investments                                               -                 -             -             -            -           -
                                            -----------------      ------------   ------------    ----------  ----------  ----------
Total Distributions                                      0.24              0.57          0.64          0.60         0.57        0.56
                                            -----------------      ------------   ------------    ----------  ----------  ----------
Net asset value at end of period               $         9.73        $     9.71     $    9.56      $   9.58     $   9.88     $  9.82
                                            =================      ============    ===========    ==========  ==========  ==========
Total Return (%) *                                       2.76 ++           7.74          6.70          3.15         6.61        6.04
Ratios/Supplemental Data
Ratio of net expenses to average net
  assets (%)                                             0.76 +            0.77          0.77          0.76         0.82        1.00
Ratio of expenses to average net assets
  before voluntary expense reimbursements
  (%) **                                                 1.11 +            1.15          1.18          1.11         1.12        1.18
Ratio of net investment income to average
  net assets (%)                                         4.24 +            5.90          6.71          6.28         6.04        6.20
Ratio of net investment income to average
  net assets before voluntary expense
  reimbursements (%) **                                  3.89 +            5.52          6.30          5.94         5.76        6.14
Portfolio turnover rate (%)                                48 ++            141            88           203          229          61
Net assets at end of period (000 omitted)      $      140,344        $  92 ,410     $  52,317      $ 67,647     $ 68,346     $45,044


(A) Per share data calculated utilizing average daily shares outstanding.
  + Annualized
 ++ Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (2).

See Notes to Financial Statements.

              Sentinel U.S. Treaury Money Market Fund

Investment in Securities
at May 31, 2002 (Unaudited)
                    Principal Amout Value                              Shares      Value
                        (M=$,1000)  (Note 1)                                      (Note 1)
---------------------------------------------    ------------------------------------------
U.S. Treasury Obligations 90.0%                  U.S. Treasury Institutional
U.S. Treasury Bill                                 Funds 9.8%
   1.79%, 06/06/02       6,775M   $ 6,773,316    BlackRock Provident
U.S. Treasury Bill                                 Institutional Funds
   1.66%, 06/13/02       4,300M     4,297,621      Treasury Fund #60
U.S. Treasury Bill                                 1.75% (a)          5,000,000 $ 5,000,000
   1.69%, 06/13/02       1,160M     1,159,346    Federated Investors, Inc.
U.S. Treasury Bill                                Treasury Obligations
   1.765%, 06/13/02      4,525M     4,522,338     Fund #68 1.83% (a)  4,375,000   4,375,000
U.S. Treasury Bill                                                              -----------
   1.685%, 06/20/02      3,525M     3,521,865    Total U.S. Treasury Institutional Funds
U.S. Treasury Bill                               (Amortized Cost $9,375,000)      9,375,000
   1.79%, 06/20/02       2,000M     1,998,111                                   -----------
U.S. Treasury Bill                               Total Investments
   1.805%, 06/20/02      2,300M     2,297,809    (Amortized Cost $95,172,712)*   95,172,712
U.S. Treasury Bill
   1.71%, 06/20/02       1,250M     1,248,873    Excess of Other Assets
U.S. Treasury Bill                                  Over Liabilities 0.2%           201,173
   1.68%, 06/27/02       5,000M     4,993,933                                   -----------
U.S. Treasury Bill                               Net Assets                     $95,373,885
   1.7%, 06/27/02        5,000M     4,993,861                                   ===========
U.S. Treasury Bill
   1.8%, 06/27/02        5,000M     4,993,500
U.S. Treasury Bill
   1.685%, 07/05/02      4,000M     3,993,634    *   Also cost for federal income tax purposes.
U.S. Treasury Bill                               (a) Variable rate security that may be
   1.71%, 07/11/02       5,500M     5,489,550        tendered back to issuer at par.
U.S. Treasury Bill
   1.7%, 07/18/02        4,000M     3,991,122
U.S. Treasury Bill
   1.8%, 07/18/02        2,850M     2,843,302
U.S. Treasury Bill
   1.68%, 07/25/02       3,100M     3,092,188
U.S. Treasury Bill
   1.72%, 07/25/02       5,500M     5,485,810
U.S. Treasury Bill
   1.725%, 08/01/02      1,025M     1,022,004
U.S. Treasury Bill
   1.73%, 08/01/02       1,250M     1,246,336
U.S. Treasury Bill
   1.725%, 08/08/02      2,000M     1,993,483
U.S. Treasury Bill
   1.73%, 08/08/02       3,400M     3,388,890
U.S. Treasury Bill
   1.735%, 08/08/02      2,400M     2,392,135
U.S. Treasury Bill
   1.7%, 08/22/02        1,450M     1,444,385
U.S. Treasury Bill
   1.735%, 08/22/02      3,500M     3,486,168
U.S. Treasury Bill
   1.705%, 08/29/02      3,300M     3,286,090
U.S. Treasury Bill
   1.74%, 08/29/02       1,850M     1,842,042
                                  -----------
Total U.S. Treasury Obligations
   (Amortized Cost $85,797,712)    85,797,712
                                  -----------

                                              See Notes to Financial Statements.

                    Sentinel U.S. Treasury Money Market Fund

Statement of Assets and Liabilities
at May 31, 2002 (Unaudited)

-----------------------------------------------------------------------
Assets
Investments at value (Cost $95,172,712)                 $    95,172,712
Cash and cash equivalents                                       215,880
Receivable for fund shares sold                                 449,501
Interest receivable                                               6,181
                                                        ---------------
  Total Assets                                               95,844,274
                                                        ---------------
-----------------------------------------------------------------------
Liabilities
Payable for fund shares repurchased                             333,022
Income dividends payable                                         99,199
Accrued expenses                                                  2,054
Management fee payable                                           32,614
Fund service fee payable                                          3,500
                                                        ---------------
  Total Liabilities                                             470,389
                                                        ---------------
Net Assets Applicable to Outstanding Shares             $    95,373,885
                                                        ===============
Net Asset Value
  Class A Shares
$88,528,095 / 88,528,095 shares outstanding             $          1.00
                                                        ===============
  Class B Shares
$6,845,790 / 6,845,790 shares outstanding               $          1.00
                                                        ===============
-----------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                              $       953,739
Paid-in capital                                              94,420,146
                                                        ---------------
Net Assets                                              $    95,373,885
                                                        ===============


Statement of Operations
For the Six Months Ended May 31, 2002 (Unaudited)

-----------------------------------------------------------------------
Investment Income
Income:
Interest                                                $     1,029,534
                                                        ---------------
Expenses
Management advisory fee                                         212,352
Transfer agent fees                                              86,940
Custodian fees                                                    4,204
Accounting services                                              17,530
Interest Expense                                                  4,673
Auditing fees                                                     1,750
Legal fees                                                        2,450
Reports and notices to shareholders                               6,000
Registration and filing fees                                     22,840
Directors' fees and expenses                                      6,130
Other                                                                85
                                                        ---------------
  Total Expenses                                                364,954
  Expense Offset                                                 (1,127)
                                                        ---------------
  Net Expenses                                                  363,827
                                                        ---------------
Net Investment Income and Net Increase in
  Net Assets from Operations                            $       665,707
                                                        ===============

See Notes to Financial Statements.

                    Sentinel U.S. Treasury Money Market Fund

Statement of Changes on Net Assets

                                                   Six Months
                                                        Ended              Year
                                                      5/31/02             Ended
                                                  (Unaudited)          11/30/01
-------------------------------------------------------------------------------
Increase in Net Assets from Operations
Net investment income                           $     665,707     $   4,365,669
                                                -------------     -------------
-------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
  Class A Shares                                     (634,502)       (4,198,595)
  Class B Shares                                      (31,205)         (167,074)
                                                -------------     -------------
Total Distributions to Shareholders                  (665,707)       (4,365,669)
                                                -------------     -------------

-------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
  Class A Shares                                  282,421,012       729,991,934
  Class B Shares                                    4,434,340        10,381,963
Net asset value of shares in reinvestment
     of dividends and distributions
  Class A Shares                                      533,472         2,837,539
  Class B Shares                                       29,836           155,855
                                                -------------     -------------
                                                  287,418,660       743,367,291
Less: Payments for shares reacquired
  Class A Shares                                 (313,320,422)     (740,991,043)
  Class B Shares                                   (3,929,138)       (8,295,510)
                                                -------------     -------------
Decrease in net assets from
  capital share transactions                      (29,830,900)       (5,919,262)
                                                -------------     -------------
Total Decrease in Net Assets for period           (29,830,900)       (5,919,262)
Net Assets: Beginning of period                   125,204,785       131,124,047
                                                -------------     -------------
Net Assets: End of period                       $  95,373,885     $ 125,204,785
                                                =============     =============

See Notes to Financial Statements.

                    Sentinel U.S. Treasury Money Market Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                         Six Months
                                    Ended 5/31/02(A)     Year Ended   Year Ended   Year Ended    Year Ended  Year Ended
                                         (Unaudited)     11/30/01(A)  11/30/00(A)    11/30/99      11/30/98    11/30/97
---------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00    $   1.00
                                          --------      --------      --------      --------      --------    --------
Income from Investment Operations
Net investment income                         0.01          0.04          0.05          0.04          0.04        0.04
Net realized and unrealized gain on
 investments                                     -             -             -             -             -           -
                                          --------      --------      --------      --------      --------    --------
Total from investment operations              0.01          0.04          0.05          0.04          0.04        0.04
                                          --------      --------      --------      --------      --------    --------
Less Distributions
Dividends from net investment income          0.01          0.04          0.05          0.04          0.04        0.04
Distributions from realized gains on
 investments                                     -             -             -             -             -           -
                                          --------      --------      --------      --------      --------    --------
Total Distributions                           0.01          0.04          0.05          0.04          0.04        0.04
                                          --------      --------      --------      --------      --------    --------
Net asset value at end of period          $   1.00      $   1.00      $   1.00      $   1.00      $   1.00    $   1.00
                                          ========      ========      ========      ========      ========    ========
Total Return (%) *                            0.62 ++       3.64          5.18          4.09          4.55        4.61

Ratios/Supplemental Data
Ratio of net expenses to average net
 assets (%)                                   0.68 +        0.69          0.73          0.70          0.73        0.77
Ratio of net investment income to average
  net assets (%)                              1.27 +        3.56          5.05          4.01          4.47        4.46
Net assets at end of period (000 omitted) $ 88,528      $118,894      $127,056      $121,884      $ 98,115    $ 85,911

                                        Six Months
                                  Ended 5/31/02(A)    Year Ended    Year Ended    Year Ended   Year Ended     Year Ended
                                       (Unaudited)   11/30/01(A)   11/30/00(A)   11/30/99(A)   11/30/98(A)   11/30/97(A)
---------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net asset value at beginning of period    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00    $   1.00
                                          --------      --------      --------      --------      --------    --------
Income from Investment Operations
Net investment income                         0.01          0.03          0.05          0.04          0.04        0.05
Net realized and unrealized gain on
investments                                      -             -             -             -             -           -
                                          --------      --------      --------      --------      --------    --------
Total from investment operations              0.01          0.03          0.05          0.04          0.04        0.05
                                          --------      --------      --------      --------      --------    --------
Less Distributions
Dividends from net investment income          0.01          0.03          0.05          0.04          0.04        0.05
Distributions from realized gains on
investments                                      -             -             -             -             -           -
                                          --------      --------      --------      --------      --------    --------
Total Distributions                           0.01          0.03          0.05          0.04          0.04        0.05
                                          --------      --------      --------      --------      --------    --------
Net asset value at end of period          $   1.00      $   1.00      $   1.00      $   1.00      $   1.00    $   1.00
                                          ========      ========      ========      ========      ========    ========
Total Return (%) *                            0.49 ++       3.43          4.85          3.84          4.49        4.65

Ratios/Supplemental Data
Ratio of net expenses to average net          0.87 +        0.89          1.03          0.93          0.78        0.73
assets (%)
Ratio of net investment income to average
net assets (%)                                0.97 +        3.21          4.72          3.79          4.42        4.50
Net assets at end of period (000 omitted) $  6,846      $  6,311      $  4,068      $  5,378      $  4,422    $  3,434


(A) Per share data calculated utilizing average daily shares outstanding.
  + Annualized
 ++ Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

                         Notes of Financial Statements

(1)  Significant Accounting Policies:

Sentinel Group Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Company consists of fourteen separate series - Sentinel Flex Cap Opportunity Fund, Sentinel Small Company Fund, Sentinel Mid Cap Growth Fund, Sentinel World Fund, Sentinel Growth Index Fund, Sentinel Common Stock Fund, Sentinel Balanced Fund, Sentinel High Yield Bond Fund, Sentinel Bond Fund, Sentinel Tax-Free Income Fund, Sentinel New York Tax-Free Income Fund (a non-diversified series), Sentinel Government Securities Fund, Sentinel Short Maturity Government Fund and Sentinel U.S. Treasury Money Market Fund, each individually referred to as a Fund. All Funds offer one class of shares now referred to as Class A shares. In addition, Sentinel Flex Cap Opportunity, Sentinel Small Company, Sentinel Mid Cap Growth, Sentinel World, Sentinel Growth Index, Sentinel Common Stock, Sentinel Balanced, Sentinel High Yield Bond, Sentinel Bond and Sentinel U.S. Treasury Money Market Funds have a second class of shares called Class B shares. A third class of shares called Class C shares are offered for Sentinel Flex Cap Opportunity, Sentinel Small Company, Sentinel Mid Cap Growth, Sentinel Growth Index, Sentinel World, Sentinel Common Stock, Sentinel Balanced, and Sentinel High Yield Bond. Balanced Fund also offers a fourth class of shares called Class D shares.

     The following is a summary of significant accounting policies followed by the Company.

A. Security Valuation: Equity securities which are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price on the principal exchange on which they are traded on the date of determination. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed income securities are valued on the basis of valuations provided by independent pricing services. The independent pricing organization values the investments, taking into consideration characteristics of the securities, values of similar securities that trade on a regular basis, and other relevant market data. Short-term securities maturing in 60 days or less are stated at cost plus accrued interest earned which approximates market value. Portfolio securities of the Sentinel U.S. Treasury Money Market Fund are valued at amortized cost, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

B. Securities Transactions and Related Investment Income: Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. Cost is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income. Sentinel New York Tax-Free Income Fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in the State of New York.

C. Dividends and Distributions: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles These differences are primarily due to differing treatments for mortgage-backed securities, and foreign currency transactions. Reclassifications were made to reflect these differences as of May 31, 2002.

                                   Accumulated        Accumulated undistributed
                                  undistributed        net realized gain (loss)
                                  net investment      on investments and foreign
              Fund                 income (loss)         currency transactions
   ---------------------------    -------------         ---------------------

   World .....................     $ (32,150)             $  32,150
   Balanced ..................       117,789               (117,789)
   Bond ......................        72,741                (72,741)
   Government Sec ............       137,891               (137,891)
   Short Maturity Gov't. .....       490,197               (490,197)

D. Dollar Rolls: Sentinel Balanced, Sentinel Bond, Sentinel Government Securities and Sentinel Short Maturity Government Funds enter into dollar rolls in which the Funds sell securities for delivery in the current month, and simultaneously contract to repurchase similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Funds forgo principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as interest income.

E. Federal Income Taxes: Each Fund intends to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies. The Company intends to distribute all of its taxable income to its shareholders, relieving each Fund of any federal excise tax or income tax liability.

F. Foreign Currency Translations: The books and records of the Sentinel World Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates on the following basis:

   (1) market value of investment securities, assets and liabilities at the closing daily rate of exchange; and
   (2) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

   The Sentinel World Fund does not isolate that portion of gains and losses on investments in securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities. However, pursuant to United States federal income tax regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for federal income tax purposes.

G. Repurchase Agreements: Each Fund may enter into repurchase agreements as a means of making short-term investments, of seven days or less, and in aggregate amounts of not more than 25% of the net assets of a Fund. Each Fund, through its custodian, takes possession of the securities collateralizing repurchase agreements. All repurchase agreements entered into by the Funds provide that the market value of the collateral underlying the repurchase agreement at the time of purchase, and each subsequent business day, will always be at least equal to 102% of the repurchase agreement amount including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. There were no repurchase agreements outstanding at May 31, 2002.

H. Line of Credit: The Funds have obtained access to an unsecured line of credit of up to $30,000,000 from the custodian bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at the current overnight Federal Funds rate plus an additional 50 basis points. In addition, a commitment fee of 1% of the unused balance is paid quarterly to the custodian bank. Such amounts are considered insignificant during the current year period.

   At May 31, 2002 Sentinel Mid Cap Growth Fund had an outstanding balance of $364,700 respectively against this line of credit. The average weighted interest rate was 2.3125%.

I. Other: Direct expenses of a Fund are charged to that Fund while common expenses of the Company are allocated proportionately based upon the Funds' respective average net assets or number of shareholder accounts.

   Allocation of expenses not allocated to a specific Class of each Fund are allocated on the basis of daily net assets or number of shareholder accounts, each on a pro rata basis, of each Class.

   Investment income, gains and losses (realized and unrealized) are allocated pro rata according to daily net assets of each Class of each Fund.

   Earnings credits are received from the custodian and dividend paying agent on cash balances and are reflected in the statement of operations as an expense offset.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(2) Management Advisory Fee and Other Transactions with Affiliates:

Pursuant to the Investment Advisory Agreement (the "Agreement"), Sentinel Advisors, Co. ("SAC"), a Vermont general partnership whose general partners are Sentinel Advisors, Inc., an indirect wholly-owned subsidiary of National Life Insurance Company ("National Life"), ProvidentMutual Management Co., Inc., an affiliate of Provident Mutual Life Insurance Company of Philadelphia ("Provident Mutual"), HTK of Delaware, Inc. ("HTK"), an affiliate of The Penn Mutual Life Insurance Company ("Penn Mutual") and Sentinel Management Company ("SMC"), a Vermont general partnership whose general partners are affiliates of National Life, Provident Mutual and Penn Mutual, provides general supervision of the Funds' investments as well as certain administrative and related services. As compensation in full for services rendered under its Advisory Agreement, the Funds pay SAC a monthly fee determined as follows: (1) With respect to Sentinel Flex Cap Opportunity Fund: 0.90% per annum on the average daily net assets. (2) With respect to Sentinel Small Company, Sentinel Mid Cap Growth, Sentinel World and Sentinel Balanced Funds: 0.70% per annum on the first $200 million of aggregate average daily net assets of such Funds; 0.65% per annum on the next $100 million of such assets; 0.60% per annum on the next $100 million of such assets; and 0.55% per annum on such assets in excess of $400 million. (3) With respect to Sentinel Growth Index Fund: 0.30% per annum on the average daily net assets. (4) With respect to Sentinel Common Stock Fund: 0.55% per annum on the average daily net assets of the Fund. (5) With respect to Sentinel High Yield Bond Fund: 0.75% per annum on the first $100 million of average daily net assets; 0.70% per annum on the next $100 million of such assets; 0.65% per annum on the next $100 million of such assets; and 0.60% per annum on such assets in excess of $300 million. (6) With respect to Sentinel Bond, Sentinel Tax-Free Income, Sentinel

New York Tax-Free Income, Sentinel Government Securities and Sentinel Short Maturity Government Funds: 0.55% per annum on the first $200 million of aggregate average daily net assets of such Funds; 0.50% per annum on the next $200 million of such assets; and 0.45% per annum on such assets in excess of $400 million. (7) With respect to Sentinel U.S. Treasury Money Market Fund:
0.40% per annum on the first $300 million of average daily net assets; and 0.35% per annum on such assets in excess of $300 million.

   With respect to Sentinel World Fund, SAC has entered into a sub-advisory agreement with INVESCO Global Asset Management (N.A.), Inc. Pursuant to such agreement, INVESCO provides SAC with a continuous investment program consistent with Sentinel World Fund's investment objectives and policies. The sub-advisory agreement provides for a fee to be paid by SAC to INVESCO of the greater of (a) a monthly fee equal to 0.375% per annum of the average daily net assets of Sentinel World Fund up to $500 million and 0.30% per annum of such average net assets in excess of $500 million, or (b) $20,000 per annum.

   With respect to Sentinel High Yield Bond Fund, SAC has entered into a sub-advisory agreement with Evergreen Investment Management Company ("Evergreen"). Pursuant to such agreement, Evergreen provides SAC with a continuous investment program consistent with Sentinel High Yield Bond Fund's investment objectives and policies. The sub-advisory agreement provides for a fee from SAC to Evergreen equal to one half of the fee paid by Sentinel High Yield Bond Fund to SAC, provided that the fee paid by SAC to Evergreen will always be at least 0.35% per annum of the average daily net assets.

   With respect to Sentinel Flex Cap Opportunity Fund, SAC has entered into a sub-advisory agreement with Fred Alger and Company, Inc. to provide the SAC with a continuous investment program consistent with the Flex Cap Opportunity Fund's stated investment objectives and policies. Under the agreement, the Advisor pays a fee to Alger equal to 0.50% per annum of the average daily net assets.

   All Funds (except Sentinel U.S. Treasury Money Market Fund) have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. These distribution plans are herein referred to as the "A Plans". Each of the Funds Class B shares (except Sentinel U.S. Treasury Money Market Fund) has also adopted a distribution plan applicable to its Class B shares. These plans are herein referred to as the "B Plans". Each of the Funds Class C shares has also adopted a Class C distribution plan applicable to its Class C shares referred to as the "C Plans". The Sentinel Balanced Fund Class D has adopted a distribution plan referred to as the "D Plan.

   Under the A Plans, each participating Fund pays to the Distributor a monthly fee at the maximum annual rate of (a) 0.30% of average daily net assets relating to A shares outstanding in the case of the Sentinel Flex Cap Opportunity, Sentinel Small Company, Sentinel Mid Cap Growth, Sentinel World, Sentinel Common Stock and Sentinel Balanced Funds, (b) 0.20% of average daily net assets relating to A shares outstanding in the case of the Sentinel Growth Index, Sentinel High Yield Bond, Sentinel Bond, Sentinel Tax-Free Income, Sentinel New York Tax-Free Income, and Sentinel Government Securities Funds or (c) 0.35% of average daily net assets relating to A shares outstanding in the case of the Sentinel Short Maturity Government Fund. Such fees will be used to reimburse the Distributor for expenses incurred in connection with distribution and promotion of the shares of each participating Fund. The Growth Index Fund Class A shares are not assessed a distribution fee in respect to the seed money and exchange money from separate accounts owned by National Life Insurance Company. This will result in an overall Rule 12b-1 fee to this class to be less than 0.20%. The Flex Cap Opportunity Fund Class A, B and C shares are not assessed a distribution fee in respect to the seed money shares owned by National Life Insurance Company. This will result in an overall Rule 12b-1 fee to these classes to be less than 0.30% and 1.00% respectively, for so long as National Life maintains its investment in these share classes.

   Under the Plan applicable to the Class B shares, the Class B shares of each of the Flex Cap Opportunity, Common Stock, Balanced, Mid Cap Growth, Small Company, World, High Yield and Bond Funds pays to the Distributor a monthly fee at an annual rate of up to a total of 1.00% of average daily net assets, of which up to 0.25% shall be for service fees to broker-dealers, and the remaining 0.75% shall be for the recovery of the initial sales commissions paid by the Distributor at the time of sales of Class B shares, together with the cost of financing such payments, and for the other distribution, sales and marketing expenditures applicable to the Class B shares. The Class B shares of the Sentinel Growth Index Fund pays to the Distributor a monthly fee at an annual rate of up to a total of 0.75% of average daily net assets. The High Yield Fund Class B shares are not assessed a distribution fee in respect of the seed money shares owned by National Life, which will result in an overall Rule 12b-1 fee to the Class B shares of the High Yield Fund of less than 1.00% for so long as National Life maintains its investment.

   Under the Plan applicable to the Class C shares, the Class C shares of each of the Flex Cap Opportunity, Mid Cap Growth, Small Company, Growth Index, Common Stock, Balanced, World and High Yield Funds pays to the Distributor a monthly fee at an annual rate of up to a total of 1.00% of average daily net assets. In the first year after the purchase this fee will be applied to recover the initial sales commission of 1.00% paid by the Distributor to the selling dealer. In subsequent years, the entire 1.00% will be paid to the selling dealer as additional commission and/or service fees.

   Under the Plan Applicable to Balanced Fund Class D shares, these shares pay to the Distributor a monthly fee at an annual rate of up to a total of 0.75% of average daily net assets.

   These asset-based fees, excepting the service fee component, are subject to aggregate limits imposed by the National Association of Securities Dealers, Inc.

   The Distributor will not be reimbursed for any unreimbursed eligible expenses from any other Fund, or in any future year from any of the Plans.

   SFSC also receives a sales charge added to the net asset value received by the Company on the sale of its Class A shares. This compensation is not an expense of the Company and does not affect its operating results. SFSC has advised the Company that it received sales charges aggregating $2,227,612 for the six months ended May 31, 2002. The Company is advised that the total distribution charges retained by SFSC on the sale of shares amounted to $137,643 after allowances of $786,853 to Equity Services, Inc., an affiliate of National Life, $49,048 to 1717 Capital Management Company, an affiliate of Provident Mutual, $108,989 to Hornor, Townsend & Kent, Inc. and $295 to Janney Montgomery Scott, Inc. ("JMS"), affiliates of Penn Mutual, and $1,144,784 to other investment dealers. During this same period, SFSC received $61,911 in contingent deferred sales charges from certain redemptions of Class A shares, $347,620 in contingent deferred sales charges from redemptions of Class B shares, $4,513 in contingent deferred sales charges from redemptions of Class C shares and $4,197 in contingent deferred sales charges from redemptions of Class D shares.

   During the period the Company transacted purchases and sales of portfolio securities through, among others, JMS for which it received $62,800 in brokerage commissions. In addition JMS acted as dealer on certain purchases of shares of the Company for which it received dealer's concessions noted above.

   Each director who was not an employee of the advisor or an affiliated company is paid an annual fee of $18,000 plus $2,250 for each meeting of the Board of Directors attended. Such directors are reimbursed for travel and other out-of-pocket expenses incurred in attending such meetings.

   Pursuant to the Fund Services Agreement with Sentinel Administrative Service Company ("SASC"), a Vermont general partnership whose general partners are Sentinel Administrative Service Corporation, an indirect wholly-owned subsidiary of National Life, SIGMA American Corp., an affiliate of Provident Mutual, HTK and SMC, the Company receives fund accounting and financial administrative services, transfer agent services and investor services, all of which are coordinated with other services which the Company has contracted for with outside providers. Total fees for the six months ended May 31, 2002 were $1,962,985.

   SAC has voluntarily agreed to refund its fee to the extent necessary to prevent the overall aggregate expense ratio of the Funds' Class A shares and Sentinel Pennsylvania Tax-Free Trust (excluding the Sentinel World Fund) from exceeding 1.30% of average daily net assets in any fiscal year. The aggregate expense ratio of the Funds' Class B, C and D shares (excluding the Sentinel World Fund) would also be reduced proportionately. The Funds and Sentinel Pennsylvania Tax-Free Trust make up the Sentinel Family of Funds. Although SAC has no present intention to do so, this arrangement may be terminated at any time. Expenses for the six months ended May 31, 2002 did not exceed 1.30% of its average daily net assets, attributable to Class A shares of any Fund.

   For the period March 30, 2001 through March 29, 2002 Sentinel Advisors voluntarily agreed to reimburse the following Funds for advisory fees or other expenses necessary to limit these Fund's overall expense ratios.

   .  Government Securities Fund Class A shares 0.82%
   .  Short Maturity Government Fund Class A shares 0.74%
   .  Tax-Free Income Fund Class A shares 0.71%
   .  New York Tax-Free Income Class A shares 0.50%

   Effective March 29, 2002 Sentinel Advisors has voluntarily agreed to reimburse the following Funds for advisory fees or other expenses necessary to limit these Fund's overall expense ratios, after expense offset, (i.e. net of certain credits against Fund expenses) to the following:

   .  Government Securities Fund Class A shares 0.86%
   .  Short Maturity Government Fund Class A shares 0.77%
   .  Tax-Free Income Fund Class A shares 0.76%
   .  New York Tax-Free Income Class A shares 0.50%

   With respect to the Sentinel Growth Index Fund Class A, Sentinel Advisors voluntarily waives advisory fees and other expenses to the extent necessary to limit the overall expense ratio to 0.65%. Sentinel Advisors currently intends to continue this fee waiver indefinitely: however, it may change or terminate the fee waiver at any time after November 30, 2002.

   In case of the Sentinel Growth Index Fund, the reimbursement of advisory fees will also benefit both the Class B and Class C shares of Sentinel Growth Index Fund.

   For the six months ended May 31, 2002, the total amount reimbursable to Sentinel Growth Index Class A was $27,518, Sentinel Growth Index Class B $7,483, Sentinel Growth Index Class C $464, Sentinel Tax-Free Income Fund Class A $79,994, Sentinel New York Tax-Free Class A $48,868, Sentinel Government Securities Fund Class A $72,446, and Sentinel Short Maturity Government Fund Class A $197,968.

(3) Investment Transactions:

Purchases and sales of investment securities (excluding short-term obligations) for the six months ended May 31, 2002 were as follows:

                      Purchases of                   Sales of
                       other than    Purchase of    other than
                         U.S.            U.S.          U.S.          U.S.
                      Government      Government    Government    Government
                      direct and      direct and    direct and    direct and
                        agency          agency        agency        agency
     Fund             obligations     obligations   obligations   obligations
-------------       --------------  -------------- ------------  -------------
Flex Cap
   Opportunity .... $  37,895,049   $       -      $ 35,882,296  $     -
Small Company .....   139,774,289           -        66,953,987        -
Mid Cap Growth ....   233,791,704           -       240,880,488        -
World .............    15,121,365           -        24,485,575        -
Growth Index ......    13,946,756           -         9,338,475        -
Common Stock ......   285,449,456           -       363,931,301        -
Balanced ..........    58,966,389      97,524,500    66,414,172    94,579,291
High Yield ........    40,329,323           -        42,963,307        -
Bond ..............    38,596,875       74,858,77    43,152,010    71,275,033
Tax-Free ..........    10,243,215           -         9,682,742        -
N.Y. Tax-Free .....     3,588,959           -         1,478,275        -
Government ........          -        125,099,055         -       125,022,087
Short Maturity ....          -        100,618,905         -        52,834,136

(The Sentinel U.S. Treasury Money Market Fund invests only in short-term obligations.)

    For Federal income tax purposes, the Company has capital loss carryforwards at November 30, 2001 as follows:

Capital Loss Carryforward

                                                         Expiring in
                                                         -----------
Sentinel Bond                       $    361,284             2004
                                       3,189,185             2007
                                       6,075,636             2008
                                    ------------
   Total                            $  9,626,105
                                    -------------

Sentinel Government                 $  4,084,080             2007
                                         405,855             2008
                                    ------------
   Total                            $  4,489,935
                                    ------------

Sentinel Short-Maturity             $    142,166             2002
                                          83,225             2004
                                         166,838             2005
                                       1,566,785             2007
                                         748,798             2008
                                    ------------
   Total                            $  2,707,812
                                    ------------

Sentinel High Yield                 $  1,490,419             2006
                                       4,543,183             2007
                                       5,502,189             2008
                                      11,485,809             2009
                                    ------------
   Total                            $ 23,021,600
                                    ------------

Sentinel New York Tax-Free          $    310,229             2007
                                          10,660             2008
                                           5,151             2009
                                    ------------
   Total                            $    326,040
                                    ------------

Tax-Free Income                     $    127,297             2007
                                          73,825             2008
                                    ------------
   Total                            $    201,122
                                    ------------

Sentinel Flex Cap Opportunity       $ 16,681,535             2008
                                      20,962,297             2009
                                    ------------
   Total                            $ 37,643,832
                                    ------------

Sentinel Growth Index               $  1,377,084             2008
                                      15,095,408             2009
                                    ------------
   Total                            $ 16,472,492
                                    ------------

Sentinel Mid Cap Growth             $ 46,251,717             2009
                                    ------------

    It is unlikely that a capital gains distribution will be paid to shareholders of the Funds until net gains have been realized in excess of such capital loss carryforwards or the carryforwards expire. The Sentinel Short Maturity Government Securities had capital loss carryforwards expire in the amount of $443,999.

(4) Fund Shares:

At May 31, 2002, 2 billion shares of one cent par value were authorized. There are 1.42 billion shares allocated to the various Funds as Class A shares, 310 million shares allocated to the various Funds as Class B shares, 120 million shares allocated to the various Funds as Class C shares and 20 million shares allocated to Sentinel Balanced Fund Class D shares. Proceeds from sales and payments for redemptions on Fund shares as shown in the statement of changes in net assets are represented by the following number of shares:

                                                                                   Net
                                             Shares issued in                   increase
                                              reinvestment of                  (decrease)
                                               dividends and     Shares         in shares
Fund                           Shares sold     distributions   reacquired      outstanding
----                           -----------     -------------   ----------      -----------
Six Months Ended 5/31/02
Flex Cap Opportunity - A ...       407,875              -         715,545        (307,670)
Flex Cap Opportunity - B ...       221,013              -         334,695        (113,682)
Flex Cap Opportunity - C ...       116,928              -          94,576          22,352
Small Company - A ..........    19,640,608        314,622       7,437,756      12,517,474
Small Company- B ...........     3,556,369         79,231         621,212       3,014,388
Small Company- C ...........     1,871,071          3,874          22,710       1,852,235
Mid Cap Growth - A .........     2,545,775              -       3,057,790        (512,015)
Mid Cap Growth - B .........       210,321              -         264,599         (54,278)
Mid Cap Growth - C .........       174,000              -         198,467         (24,467)
World - A ..................    11,002,152         73,563      11,997,507        (921,792)
World - B ..................        88,405          4,029         164,741         (72,307)
World - C ..................       126,718            374         136,290          (9,198)
Growth Index - A ...........       540,828            763         293,697         247,894
Growth Index - B ...........       104,347              -          94,533           9,814
Growth Index - C ...........        37,237              -           1,469          35,768
Common Stock - A ...........     3,068,990      3,491,508       4,409,235       2,151,263
Common Stock - B ...........       258,180        409,554         419,330         248,404
Common Stock - C ...........       926,577         47,091         955,463          18,205
Balanced - A ...............       686,082        884,324       1,049,491         520,915
Balanced - B ...............       277,639        174,189         275,795         176,033
Balanced - C ...............       109,372         21,760         148,384         (17,252)
Balanced - D ...............       127,557         15,794          15,176         128,175
High Yield - A .............       647,250         61,575         590,820         118,005
High Yield - B .............       400,272         83,029         371,124         112,177
High Yield - C .............       833,163         11,328         571,640         272,851
Bond - A ...................     4,088,528        212,592       4,305,927         (4,807)
Bond - B ...................       406,719         61,458         404,618          63,559
Tax-Free ...................     1,186,187         81,881       1,096,838         171,230
N.Y. Tax-Free ..............       211,805         30,593          54,615         187,783
Government .................     2,338,640        148,589       2,329,722         157,507
Short Maturity .............     8,108,240        263,884       3,462,347       4,909,777
U.S. Treasury - A ..........   282,421,012        533,472     313,320,422     (30,365,938)
U.S. Treasury - B ..........     4,434,340         29,836       3,929,138         535,038

Year Ended 11/30/01
Flex Cap Opportunity - A ...     1,578,463              -       1,212,155         366,308
Flex Cap Opportunity - B ...       551,834              -         488,937          62,897
Flex Cap Opportunity - C ...       217,701              -         235,164         (17,463)
Small Company - A ..........    21,058,515      7,105,114      12,828,376      15,335,253
Small Company- B ...........     3,938,491      1,453,392       1,090,562       4,301,321
Small Company- C* ..........       338,838              -             313         338,525
Mid Cap Growth - A .........     6,275,124      1,399,160       6,765,391         908,893
Mid Cap Growth - B .........       731,203        324,746         595,244         460,705
Mid Cap Growth - C .........       340,701         14,133         247,029         107,805
World - A ..................    24,661,987      1,127,495      23,533,984       2,255,498
World - B ..................       141,396        258,574         327,339          72,631
World - C ..................       422,561         23,501         434,406          11,656
Growth Index - A ...........       928,980              -         858,106          70,874
Growth Index - B ...........       229,064              -         286,272         (57,208)
Growth Index - C ...........        33,660              -           8,308          25,352
Common Stock - A ...........     5,036,484      4,201,439       7,066,485       2,171,438
Common Stock - B ...........       531,861        461,555         630,625         362,791
Common Stock - C ...........     1,603,816         23,782       1,552,823          74,775
Balanced - A ...............     1,574,058      1,418,912       2,317,729         675,241
Balanced - B ...............       569,006        267,978         590,328         246,656
Balanced - C ...............       285,298         18,759         131,760         172,297
Balanced - D ...............       150,117         12,483          16,833         145,767
High Yield - A .............     2,010,629        137,377       1,599,108         548,898
High Yield - B .............       710,575        196,830         915,561         (8,156)
High Yield - C .............     1,190,993         22,230       1,132,897          80,326
Bond - A ...................     9,781,484        467,225      10,304,889         (56,180)
Bond - B ...................     1,046,990        135,107         722,124         459,973
Tax-Free ...................       962,887        164,886       1,003,188         124,585
N.Y. Tax-Free ..............       425,289         56,931         163,150         319,070
Government .................     3,032,755        299,766       2,341,380         991,141
Short Maturity .............     7,648,467        326,684       3,931,694       4,043,457
U.S. Treasury - A ..........   729,991,934      2,837,539     740,991,043      (8,161,570)
U.S. Treasury - B ..........    10,381,963        155,855       8,295,510       2,242,308

    * For the period from July 9, 2001 (commencement of operations) through November 30, 2001.

(5)  Post Retirement Benefits:
The Company provides certain health care and life insurance benefits to its retirees. At May 31, 2002 the projected obligation for such benefits had been accrued.

(6)  Subsequent Event
Effective July 1, 2002, the Sentinel World Fund will change its name to Sentinel International Equity Fund. This change was approved by the Sentinel Board of Directors on June 13, 2002.

                      Sentinel Pennsylvania Tax-Free Trust

Investment in Securities
at May 31, 2002 (Unaudited)
                                                    Principal Amount Value
                                                    (M=$1,000)   (Note 1)
--------------------------------------------------------------------------
Bonds 100.4%
Pennsylvania 89.5%
Allegheny County G/O
   5.15%, 10/01/11 (FGIC)                             1,000M   $ 1,040,340
Allegheny County Hospital
   6%, 10/01/03 (FGIC)                                1,000M     1,032,640
Armstrong County
   Hospital Auth.
   6.25%, 06/01/13
   (AMBAC)                                            1,200M     1,228,356
Delaware Valley PA
   Regional Fin. Auth.
   5.5%, 08/01/28 (AMBAC)                             1,000M     1,063,350
Delaware Valley PA
   Regional Fin. Auth.
   5.75%, 07/01/17
   (AMBAC)                                            1,000M     1,107,870
Grove City PA Hospital Auth.
   5.25%, 07/01/12 (ACA)                                500M       508,290
Jim Thorpe PA Area
   School District
   5.3%, 03/15/16 (MBIA)                              1,500M     1,615,710
Lehigh County Industrial
   Dev. Auth.
   6.15%, 08/01/29 (MBIA)                             1,000M     1,094,810
Northampton County G/O
   5.125%, 08/15/17                                   1,000M     1,021,330
Northampton County G/O
   5.75%, 10/01/13 (FSA)                              1,000M     1,123,330
Oxford Area School
District
   5.25%, 02/15/10 (FGIC)                             1,000M     1,081,340
Parkland, PA School District
   5.375%, 09/01/15 (FGIC)                            1,000M     1,088,580
Pennsylvania Higher
   Educ. Facs.
   5.625%, 12/01/27 (MBIA)                            1,000M     1,036,480
Pennsylvania Housing
   Finance Agency
   5.8%, 10/01/29                                     1,000M     1,015,990
Pennsylvania
Infrastruction
   Rev Bond
   5.625%, 09/01/13 (MBIA)                            1,000M     1,067,070
Pennsylvania State G/O
   6.25%, 07/01/11                                    1,000M     1,162,310
Pennsylvania State Indl
   Dev Auth
   5.5%, 07/01/15 (AMBAC)                             1,000M     1,085,510
PA State Turnpike Commn.
   5.375%, 07/15/14
   (AMBAC)                                            1,000M     1,073,760
Pennsylvania Trafford
   School Dist.
   5.9%, 05/01/11 (MBIA)                              1,000M     1,067,300
Philadelphia Water & Waste
   6.25%, 08/01/11 (MBIA)                             1,000M     1,161,020
   6.25%, 08/01/12 (MBIA)                               500M       582,650
Pittsburgh, PA Water &
   Sewer System Rev.
   6.5%, 09/01/13 (FGIC)                              1,000M     1,179,350
Pittsburgh Series A
   5.75%, 09/01/13 (FGIC)                             1,000M     1,091,910
York County Solid Waste
   5.5%, 12/01/14 (FGIC)                              1,000M     1,102,800
                                                              ------------
                                                                25,632,096
                                                              ------------

Puerto Rico 10.9%
Puerto Rico Children's
   Trust Fund
   6%, 07/01/26                                       1,000M     1,040,120
Puerto Rico Commonwealth
   Hwy & Transport
   5.5%, 07/01/36                                     1,000M     1,029,630
Puerto Rico G/O
   5.5%, 07/01/29                                     1,000M     1,056,810
                                                              ------------
                                                                 3,126,560
                                                              ------------

Total Bonds
   (Cost $27,349,244)                                           28,758,656
                                                              ------------

                                                   Shares        Value
                                                                (Note 1)
--------------------------------------------------------------------------
Short-Term Investments 2.1%
BlackRock Pennsylvania
  Municipal Money
  Market
  Institutional Class
  1.30% (a)
  (Cost $600,000)                                   600,000    $   600,000
                                                              ------------
Total Investments
  (Cost $27,949,244)*                                           29,358,656

Excess of Liabilities
  Over Other Assets                                    (2.5%)     (725,229)
                                                              ------------
Net Assets                                                    $ 28,633,427
                                                              ============

* Also cost for federal income tax purposes. At May 31, 2002, net unrealized appreciation for federal income tax purposes aggregated $1,409,412 of which $1,426,371 related to appreciated securities and $16,959 related to depreciated securities.
(a) Variable rate security that may be tendered back to issuer at par.
    The following abbreviations are used in portfolio descriptions:
    (ACA) - ACA Financial Guaranty Corp.
    (AMBAC) - Guaranteed by American Municipal Bond Association Corp.
    (FGIC) - Guaranteed by Financial Guaranty Insurance Co.
    (FSA) - Guaranteed by Financial Security Assurance Inc.
    (MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp
    G/O - General Obligation Bond

                                              See Notes to Financial Statements.

                      Sentinel Pennsylvania Tax-Free Trust

Statement of Assets and Liabilities
at May 31, 2002 (Unaudited)

------------------------------------------------------------------
Assets
Investments at value (Cost $ 27,949,244)              $ 29,358,656
Cash and cash equivalents                                       62
Receivable for fund shares sold                              9,582
Receivable for interest                                    449,293
                                                      ------------
  Total Assets                                          29,817,593
                                                      ------------
------------------------------------------------------------------
Liabilities
Payable to custodian bank - Line of Credit                  40,900
Payable for securities purchased                         1,101,647
Payable for fund shares repurchased                         17,448
Accrued expenses                                             3,235
Management fee payable                                      13,270
Distribution fee payable                                     3,583
Fund service fee  payable                                    4,083
                                                      ------------
  Total Liabilities                                      1,184,166
                                                      ============
Net Assets Applicable to Outstanding Shares           $ 28,633,427
                                                      ============

Net Asset Value and Offering
Price Per Share
$28,633,427 / 2,228,263 shares outstanding            $      12.85
Sales Charge -- 4.00% of Offering Price                       0.54
                                                      ------------
Maximum Offering Price Per Share                      $      13.39
                                                      ============
------------------------------------------------------------------
Net Assets Represent
No par value shares of beneficial interest;
authorized - unlimited shares
Paid-in-capital                                       $ 27,525,358
Accumulated distributions in excess of
  net investment income                                     (2,206)
Accumulated undistributed net realized
  short-term loss on investments                          (228,555)
Accumulated undistributed net realized
  long-term loss on investments                            (70,582)
Unrealized appreciation of investments                   1,409,412
                                                      ------------
Net Assets                                            $ 28,633,427
                                                      ============

Statement of Operations
For the Six Months Ended May 31, 2002 (Unaudited)

------------------------------------------------------------------
Investment Income
Income:
Interest                                              $    734,607
                                                      ------------
Expenses:
Management advisory fee                                     78,838
Transfer agent fees                                         20,150
Custodian fees                                               2,592
Distribution expense                                        24,678
Accounting services                                          6,000
Auditing fees                                                1,000
Legal fees                                                     250
Reports and notices to shareholders                            365
Registration and filing fees                                 3,900
Directors' fees and expenses                                16,718
Other                                                           84
                                                      ------------
  Total Expenses                                           154,575
  Expense Offset                                            (1,592)
                                                      ------------
  Net Expenses                                             152,983
                                                      ------------
Net Investment Income                                      581,624
                                                      ------------
------------------------------------------------------------------
Realized and Unrealized Loss on Investments
Net realized gain on sales of investments                   68,746
Net change in unrealized appreciation
  (depreciation)                                          (105,564)
                                                      ------------
Net Realized and Unrealized Loss
  on Investments                                           (36,818)
                                                      ------------
Net Increase in Net Assets from Operations            $    544,806
                                                      ============

See Notes to Financial Statements.

                      Sentinel Pennsylvania Tax-Free Trust

Statement of Changes on Net Assets
                                                     Six Months
                                                          Ended            Year
                                                        5/31/02           Ended
                                                    (Unaudited)        11/30/01
-------------------------------------------------------------------------------
Increase in Net Assets from Operations
Net investment income                              $    581,624    $  1,228,200
Net realized gain (loss) on sales of investments         68,746         (24,460)
Net change in unrealized
  appreciation (depreciation)                          (105,564)        981,048
                                                   ------------    ------------
Net increase in net assets from operations              544,806       2,184,788
                                                   ------------    ------------
--------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income                             (586,559)     (1,226,100)
From realized gain on sale of investments                    -                -
                                                   ------------    ------------
Total distributions to shareholders                    (586,559)     (1,226,100)
                                                   ------------    ------------
--------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares                     1,168,392       2,525,315
Net asset value of shares in
  reinvestment of dividends and
  distributions                                         387,586         816,069
                                                   ------------    ------------
                                                      1,555,978       3,341,384
Less: Payments for shares reacquired                 (2,242,870)     (3,431,202)
                                                   ------------    ------------
Decrease in net assets from
  capital share transactions                           (686,892)        (89,818)
                                                   ------------    ------------
Total Increase (Decrease) in
  Net Assets for period                                (728,645)        868,870
Net Assets: Beginning of period                      29,362,072      28,493,202
                                                   ------------    ------------
Net Assets: End of period                          $ 28,633,427    $ 29,362,072
                                                   ============    ============
Undistributed (Distributions in Excess of)
  Net Investment Income at End of Period           $     (2,206)   $      2,728
                                                   ============    ============

See Notes to Financial Statements.

                      Sentinel Pennsylvania Tax-Free Trust

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                         Six Months
                                                  Ended 5/31/02 (A)  Year Ended      Year Ended   Year Ended  Year Ended  Year Ended
                                                         Unaudited)    11/30/01 (A)  11/30/00 (A)   11/30/99    11/30/98    11/30/97
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period                   $   12.87        $   12.46     $   12.15   $ 13.48     $  13.34    $  13.29
                                                  -----------------  --------------  ------------ ----------  ----------  ----------
Income (Loss) from Investment Operations

Net investment income                                         0.26             0.54          0.60      0.62         0.63        0.64
Net realized and unrealized gain (loss) on investments       (0.02)            0.41          0.31     (1.04)        0.26        0.13
                                                  -----------------  --------------  ------------ ----------  ----------  ----------
Total from investment operations                              0.24             0.95          0.91     (0.42)        0.89        0.77
                                                  -----------------  --------------  ------------ ----------  ----------  ----------
Less Distributions
Dividends from net investment income                          0.26             0.54          0.60      0.62         0.63        0.64
Distributions from realized gains on investments                 _                -             -      0.29         0.12        0.08
                                                  -----------------  --------------  ------------ ----------  ----------  ----------
Total Distributions                                           0.26             0.54          0.60      0.91         0.75        0.72
                                                  -----------------  --------------  ------------ ----------  ----------  ----------
Net asset value at end of period                         $   12.85        $   12.87     $   12.46   $ 12.15     $  13.48   $   13.34
                                                  =================  ==============  ============ ==========  ==========  ==========
Total Return (%) *                                            1.90 ++          7.68          7.75     (3.27)        6.85        6.07

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)               1.08 +           1.07          0.75      0.69         0.77        0.85
Ratio of expenses to average net assets before
  voluntary expense reimbursements (%) **                     1.08 +           1.19          1.17      1.32         1.31        1.34
Ratio of net investment income to average
  net assets (%)                                              4.06 +           4.16          4.93      4.82         4.65        4.86
Ratio of net investment income to average net
assets before voluntary expense reimbursements (%) **         4.06 +           4.05          4.51      4.21         4.14        4.41
Portfolio turnover rate (%)                                     19 ++             8             7        21           50          28
Net assets at end of period (000 omitted)                $  28,633        $  29,362     $  28,493   $30,630     $ 34,720   $  34,844

 (A) Per share data calculated utilizing average daily shares outstanding.
   + Annualized
  ++ Not annualized
   * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
  ** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (5).

See Notes to Financial Statements.

                         Notes to Financial Statements

(1)  Significant Accounting Policies:

Sentinel Pennsylvania Tax-Free Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The following is a summary of significant accounting policies followed by the Trust.

A. Security Valuation: Investments in securities are valued on the basis of valuations provided by an independent pricing organization. The independent pricing organization values the investments, taking into consideration characteristics of the securities, values of similar securities that trade on a regular basis, and other relevant market data. Short-term tax-free notes are stated at cost, which approximates market value.

B. Securities Transactions and Related Investment Income: Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis and premiums are amortized. Cost of investments sold is determined on the basis of identified cost for both financial reporting and income tax purposes. The Trust invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in the State of Pennsylvania.

C. Federal Income Taxes: It is the Trust's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies. The Trust intends to distribute all of its taxable income to its shareholders; therefore, no federal excise tax or income tax provision is required.

D. Line of Credit: The Trust has obtained access to an unsecured line of credit from the custodian bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at the current overnight Federal Funds rate plus an additional 50 basis points. At May 31, 2002 Pennsylvania Tax-Free Trust had an outstanding balance of $40,900 against this line of credit. The average weighted interest rate was 2.3125%.

E. Other: Earnings credits are received from the custodian and dividend paying agent on cash balances and are reflected in the statement of operations as an expense offset.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(2)  Distributions:

Realized gains from securities transactions, if any, will be distributed to shareholders prior to the end of each calendar year. At May 31, 2002 the Trust has $367,882 of capital loss carryforwards for federal income tax purposes, $96,951 expiring in 2007, $246,471 expiring in 2008 and $24,460 expiring in 2009.

     Dividends from net investment income are declared and paid monthly and recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations.

(3)  Trust Shares:

Transactions in Trust shares were as follows:

                                                    Six Months      Year
                                                       Ended        Ended
                                                      5/31/02      11/30/01
                                                      -------      --------

Shares sold .......................................    91,256       196,113
Shares issued to stockholders in reinvestment
of dividends and distributions ....................    30,377        63,532
                                                     --------      --------
                                                      121,633       259,645
Shares redeemed ...................................  (175,243)     (265,268)
                                                     --------      --------
Net decrease ......................................   (53,610)       (5,623)
                                                     ========      ========

(4)  Investment Transactions:

Purchases and sales of securities other than short-term securities aggregated $5,393,060 and $5,624,510 respectively, during the six months ended May 31, 2002.

(5)  Management Advisory Fee and Other Transactions with Affiliates:

Pursuant to the Investment Advisory Agreement (the "Agreement"), Sentinel Advisors, Co. ("SAC"), a Vermont general partnership whose general partners are Sentinel Advisors, Inc., an indirect wholly-owned subsidiary of National Life Insurance Company ("National Life"), ProvidentMutual Management Co., Inc., an affiliate of Provident Mutual Life Insurance Company of Philadelphia ("Provident Mutual"), HTK of Delaware, Inc. ("HTK"), an affiliate of The Penn Mutual Life Insurance Company ("Penn Mutual") and Sentinel Management Company ("SMC"), a Vermont general partnership whose general partners are affiliates of National Life, Provident Mutual and Penn Mutual, provides general supervision of the Trust's investments as well as certain administrative and related services. As compensation in full for services rendered under its Agreement, the Trust pays SAC a monthly fee determined as follows:

0.55% per annum on the first $50 million of average daily net assets; 0.50% per annum on the next $50 million of such assets; and 0.45% per annum on such assets in excess of $100 million.

     Sentinel Financial Services Company ("SFSC"), a Vermont general partnership whose general partners are National Life Investment Management Company, Inc., a wholly-owned subsidiary of National Life, ProvidentMutual Financial Services, Inc., an affiliate of Provident Mutual, HTK and SMC, is the principal underwriter ("Distributor") of the Trust's shares. SFSC receives a sales charge added to the net asset value received by the Trust on the sale of its shares. This compensation is not an expense of the Trust and does not affect its operating results. SFSC has advised the Trust that it received sales charges aggregating $20,318 for the six months ended May 31, 2002. The Trust is advised that the total distribution charges retained by SFSC on the sale of shares amounted to $14 after allowances of $8,507 to Equity Services, Inc., an affiliate of National Life, $6,787 to 1717 Capital Management Company, an affiliate of Provident Mutual, $2,454 to Hornor, Townsend & Kent, Inc, an affiliate of Penn Mutual, and $2,556 to other investment dealers.

     Each trustee who is not an employee of the adviser or an affiliated company is paid an annual fee of $2,500 plus $200 for each meeting of the Board of Trustees attended. Such trustees are reimbursed for travel and other out-of-pocket expenses incurred in attending such meetings.

     Pursuant to the Fund Services Agreement with Sentinel Administrative Service Company ("SASC"), a Vermont general partnership whose general partners are Sentinel Administrative Service Corporation, an indirect wholly-owned subsidiary of National Life, SIGMA American Corp., an affiliate of Provident Mutual, HTK and SMC, the Trust receives trust accounting and financial administrative services, transfer agent services and investor services, all of which are coordinated with other services which the Trust has contracted for with outside providers. Total fees for the six months ended May 31, 2002 were $24,500.

     SAC has voluntarily agreed to refund its fee to the extent necessary to prevent the overall aggregate expense ratio of the Trust and the Class A shares of Sentinel Group Funds, Inc. (excluding the Sentinel World Fund) from exceeding 1.30% of average daily net assets in any fiscal year. Sentinel Group Funds, Inc. is a series fund with fourteen portfolios and together with the Trust make up the Sentinel Family of Funds. Although SAC has no present intention to do so, this arrangement may be terminated at any time. Expenses for the six months ended May 31, 2002 did not exceed 1.30% of its average daily net assets.

(6)  Distribution Expenses:

On March 1, 1993, the Trust adopted a new distribution plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan the Trust pays to the Distributor a monthly fee at the maximum annual rate of 0.20% of average daily net assets. Such fees will be used to reimburse the Distributor for expenses incurred in connection with distribution and promotion of the shares of the Trust. The Distributor is not reimbursed for any unreimbursed prior years expenses.

                           Services for Shareholders

How to contact Sentinel

By telephone. Getting in touch with Sentinel is as easy as making a telephone call, or going on the internet.

       You can contact Sentinel Investor Services 24 hours a day by calling 1-800-282-FUND (3863). During normal Eastern Time business hours you may choose to speak with an Investor Services representative, or access OnCall 24, Sentinel's account interaction service.

       The OnCall 24 menu provides quick, easy voice response or telephone keypad access to a broad selection of Sentinel's most important information and services anytime of the day or night.

Over the internet. If you prefer, you may access Sentinel service and account information at www.sentinelfunds.com on the internet.

       You'll find complete information about Sentinel products, services, performance and prices. In addition, you'll also find a wealth of educational information designed to help you make informed investment decisions.

By mail. Please be sure to include your name, address, account number and all other pertinent information. Mail your inquiry to the Sentinel Funds at these addresses:

Postal Deliveries:               Express Deliveries:
Sentinel Funds                   Sentinel Funds
P.O. Box 1499                    One National Life Drive
Montpelier, VT 05601-1499        Montpelier, VT 05601

How to invest

To open a new account. Complete the application in the prospectus which also contains additional information about the Funds.

To add shares. You may add shares to the same fund you own by sending a check directly to Sentinel Administrative Service Company.

To invest automatically. Sentinel offers a number of ways to invest automatically.

       To transfer money periodically from your checking or savings account into any Sentinel fund:

   . Decide how much you would like to transfer. You may open an Automatic Investment Plan account with as little as $50 as long as you reach a minimum balance of $1,000 within two years. (Sentinel Growth Index Fund Automatic Investment Plan minimums: $100 initial, $100 subsequent.)

   .  Decide the frequency of your investment.

   . Shares will be purchased on or about the 5th of the month unless otherwise specified. You will receive a confirmation of your automated transactions quarterly by mail.

   . You can also choose to have the amount of your Automatic Investment Plan investments increase automatically by any percentage or dollar amount you specify. Increases can occur annually, semiannually, quarterly or monthly. Changes to the Plan may be made over the phone.

There is no charge for these services.

To dollar-cost average. When you transfer the same dollar amount through the Automatic Investment Plan on a regular basis, you "dollar-cost average." This means you buy more shares when prices are low and fewer when prices are high. Assuming you continue the program over time, this can reduce your average cost per share. Dollar-cost averaging does not guarantee a profit or protect against loss in a constantly declining market. If the strategy is discontinued when the value of shares is less than their cost, a loss may be incurred. That's why you should consider your ability to continue such a program through periods of declining markets. To establish a dollar-cost averaging plan:

   . Complete the Electronic Funds Transfer section of the Application and select your frequency of investment.

   .  Allow at least one month for your first transfer to be made.

To invest by telephone. The Telephone Investment Service enables you to move money directly from your bank account to a Sentinel fund of your choice, automatically and at no charge. To have access to the Telephone Investment
Service:

   .  Complete the Telephone Investment Service section of the Application.

   . You may use the Telephone Investment Service to transfer any amount from $50 to $50,000. Just call Sentinel Investor Services.

To invest on the internet. To invest with Sentinel over the internet, simply access your account on our website at www.sentinelfunds.com and follow the easy instructions you'll find there.

The Government Direct Deposit Privilege. The Government Direct Deposit Privilege enables you to purchase Fund shares automatically via direct deposit of your federal salary, Social Security or certain veterans, military or other payments from the federal government. You may choose to deposit any amount from these payments (minimum of $50.00). To enroll you must complete and return a Direct Deposit Sign-Up Form to Sentinel for each type of payment to be deposited. Contact Sentinel or the appropriate federal agency for forms. Note that death or legal incapacity will terminate participation, and that should you wish to terminate participation you'll need to provide written notification to the appropriate federal agency.

Payroll Savings Plan. The Payroll Savings Plan enables you to purchase Fund shares automatically on a regular basis (minimum of $50.00 per transaction). Depending upon your employer's direct deposit program, you may have part or all of your paycheck invested in your existing Sentinel account electronically through the Automated Clearing House system each pay period. To begin you'll need to file an authorization form, available from Sentinel Service, with your employer's payroll department. Note that you may change amounts or cancel the Plan only by written notification to your employer.

How to exchange shares among Sentinel funds

To make a telephone exchange. Call Investor Services before 4 p.m. Eastern Time on any day the New York Stock Exchange is open, to receive the net asset value (share price with no sales charge) at the close of that business day.

    . There is no charge for telephone exchanges. The minimum transaction is $1,000 unless exchanging to a fund you already own.

    . No sales charge applies, except when new shares are exchanged from the U.S. Treasury Money Market Fund to another Sentinel fund.

    . New assets must remain in an account for a minimum of 15 days before they can be exchanged to another fund.

    . Accounts must be identically registered.

To exchange on the internet. To exchange shares over the internet, simply access your account on our website at www.sentinelfunds.com and follow the easy instructions you'll find there. Note that all transaction requests made after 4 PM Eastern Time will reflect prices at the close of the next business day.

To make a mail exchange. Explain the exchange you would like to make in writing and mail it to Sentinel. The exchange will take place on the day your request is received in good order.

To make Systematic Exchanges. You may ask to have shares liquidated in one Sentinel fund and purchased in one or more other Sentinel funds automatically every month. There is no charge for this service, and accounts need not be identically registered.

How to make changes

Registration. Call Investor Services for instructions.

Address. Call Investor Services - or complete the address change section on the back of your account statement and return in the post-paid return envelope. You may also change your address over the internet at www.sentinelfunds.com.

The Reinstatement Privilege. If you redeem shares, or receive a dividend or capital gain distribution in cash and later want to reinvest that same amount, you may do so within 365 days at no sales charge.

How to redeem shares

By telephone. Call before 4 p.m. Eastern Time on any day the New York Stock Exchange is open to redeem shares at that day's closing net asset value.

To redeem on the internet. To redeem shares over the internet, simply access your account on our website at www.sentinelfunds.com and follow the easy instructions you'll find there. Note that all transaction requests made after 4 p.m. Eastern Time will reflect prices at the close of the next business day.

By Systematic Withdrawal Plan. A Systematic Withdrawal Plan (SWP) allows you to specify an amount or a percentage to be mailed to you regularly or deposited directly to your bank account. Accounts must have a minimum balance of $5,000 to qualify (except in Sentinel U.S. Treasury Money Market Fund).

    . Note that to provide this income, the fund sells shares. If the amount of the Systematic Withdrawal Plan exceeds the fund's growth rate, withdrawals may deplete principal. Redemptions may reduce or even eventually exhaust your account.

    . For retirement accounts with American Guaranty & Trust Company (AG&T) serving as custodian, Systematic Withdrawal Plans based on a life-expectancy or fixed percentage are available.

By free check writing. Available on Class A shares of Sentinel High Yield, Bond, Government Securities, Short Maturity Government, Tax-Free, New York Tax-Free, Pennsylvania Tax-Free and U.S. Treasury Money Market funds only.

    . The minimum amount per check is $500 ($250 for the U.S. Treasury Money
      Market Fund). Shares are redeemed to cover the amount of the check on the day the check is presented for payment.

    . There is no maximum number of checks per month.

    . Note that check writing is not available on retirement plan accounts.

Other services, features and information

Automatic reinvestment. Dividends and/or capital gains may be automatically reinvested at net asset value (share price with no sales charge) in additional shares of the same fund or in the same class of another Sentinel fund.

Distributions. You may receive distributions in cash (check), or have them deposited directly to your bank account.

Retirement accounts. Sentinel funds may be used as investment vehicles for your tax-deferred retirement plan. For an application and custodial agreement, call your financial advisor or Sentinel Service.

Confirmations. Every time a transaction takes place in your account, you will receive a confirmation of activity. Automated transactions are confirmed quarterly.

Portfolio Statements. The Portfolio Statement consolidates all accounts with the same Tax Identification Number (TIN) and ZIP code. Other shareholder accounts may be added upon request.

    . You will receive your Portfolio Statement quarterly.

    . You will receive a statement in January which summarizes all account activity for the prior year.

Average cost basis statements. Average cost basis statements are available for certain types of accounts. Call Investor Services for information.

Calculating the value of your account. Your Portfolio Statement shows the value of your account. You may also find your account balance by multiplying your fund's net asset value (NAV) by the number of shares you own. Your fund's NAV will be found under the Mutual Fund heading in the Financial section of most major daily newspapers. If you prefer, you can also call Investor Services for your account balance information.

Trust services. A full range of trust instruments and professional trust management services are available through our affiliate, American Guaranty & Trust Company (AG&T). Established in 1914, AG&T is a Delaware-chartered company which, with its affiliates, currently holds approximately $1.5 billion in trust and retirement accounts.

Tax deferred retirement plans. Sentinel Service, as agent for American Guaranty & Trust Co., will act as custodian for:

    . Individual Retirement Accounts (IRAs)

    . SIMPLE IRAs

    . 403(b)(7) Plans

    . Roth IRAs

    . Roth Conversion IRAs

    . Coverdell ESA

    . SEP IRAs

Certificates. You can obtain certificates for your Sentinel Funds shares, but it's not recommended because you must return them when redeeming shares or changing ownership. Also, if certificates are lost or destroyed, you will have to purchase a surety bond from an insurance company to replace them.

Want more information about investing?

Ask your financial advisor or call. We'll be happy to send you more information on the fine Sentinel Companies productsand services listed below:

    . Asset Allocation - An Investor's Guide

    . Retirement Planning - The 30 Minute Strategy Kit

    . Sentinel Plus 401(k) Plan

    . 403(b) Retirement Plan Kit

    . Individual Retirement Accounts (IRA) and SIMPLE IRAs

    . The Roth IRA

    . The Sentinel Automatic Investment Plan

    . American Guaranty & Trust Company trust services

    . Dollar-Cost Averaging

    . Sentinel OnCall 24 automated account interaction service

                         Directors/Trustees and Officers

Sentinel Group Funds, Inc. and
Sentinel Pennsylvania Tax-Free Trust

Joseph M. Rob                              Robert B. Mathias                 Angela E. Vallot
Chairman and President                     Director/Trustee                  Director/Trustee
Director/Trustee                           Sports Consultant;                Vice President - Global
Chief Executive Officer,                   Former U.S. Congressman           Workplace Initiatives
Sentinel Management Company                                                  Colgate Palmolive Company
                                           Keniston P. Merrill
Richard J. Borda                           Director/Trustee                  John M. Grab, Jr.
Director/Trustee                           Former Chairman and               Vice President
Former Vice Chairman,                      Chief Executive Officer,
National Life Insurance Company            Sentinel Advisors Company         Thomas P. Malone
                                                                             Vice President and Treasurer
Dr. Kalman J. Cohen                        Deborah G. Miller
Director/Trustee                           Director/Trustee                  Scott G. Wheeler
Distinguished Bank Research                Chief Executive Officer           Assistant Treasurer
Professor Emeritus,                        Egenera, Inc.
The Fuqua School of Business,                                                D. Russell Morgan
Duke University                            John Raisian                      Secretary
                                           Director/Trustee
John D. Feerick                            Director and Senior Fellow,
Director/Trustee                           Hoover Institution,
Leonard F. Manning Professor of Law        Stanford University
and Former Dean,
Fordham University School of Law           Susan M. Sterne
                                           Director/Trustee
Richard I. Johannesen, Jr.                 President, Economic Analysis
Director/Trustee                           Associates, Inc.
Former Vice President and Manager -
Bond Market Research Department,
Salomon Brothers Inc.



Investment Adviser                         Custodian and Dividend Paying Agent
Sentinel Advisors Company                  State Street Bank - Kansas City

Principal Underwriter                      Transfer Agent, Shareholder Servicing
Sentinel Financial Services Company        Agent and Administrator
                                           Sentinel Administrative Service Company
Counsel
Sidley Austin Brown & Wood LLP

Independent Accountants
PricewaterhouseCoopers LLP

                                A Brief History

[PHOTO]

The Sentinel Family of Funds is one of America's oldest fund families. Its largest member, Sentinel Group Funds, Inc., was originally incorporated as Group Securities, Inc. in the state of Delaware on December 3, 1933. Designed as a series type of investment company, its main objectives were to offer shareholders the benefits of "group security investing" along with the ability to invest in individual industries or industrial groups readily and conveniently, each in the form of a single stock.

       Shares of 17 individual classes of stock were first offered to the public at $1.10 per share on January 12, 1934 - virtually at the bottom of the Great Depression.

       Following several additions and deletions, 21 classes of stock were maintained for an extended period of time. Subsequent consolidations, mergers and name changes combined the classes of stock into what are today the two original remaining funds in Sentinel Group Funds, Inc., Sentinel Common Stock Fund and Sentinel Balanced Fund. Sentinel Growth Fund and Sentinel Bond Fund were organized by National Life Insurance Company in 1969 and merged into the Sentinel Group in 1978. Four more additions, Sentinel Government Securities Fund, Sentinel Tax-Free Income Fund, Sentinel High Yield Bond Fund, Sentinel Growth Index Fund and Sentinel Flex Cap Opportunity Fund were introduced on September 2, 1986, October 1, 1990, June 23, 1997, September 10, 1999, and February 25, 2000 respectively.

       In May, 1981, Sentinel Cash Management Fund, Inc. was organized as a no-load money market fund. The "Cash Fund" was also organized as a series fund, and was designed to operate independently of Sentinel Group Funds, Inc., while at the same time sharing the Group's management, distribution, transfer agent and other servicing and administrative arrangements.

       On March 1, 1993, National Life Insurance Company and Provident Mutual Life Insurance Company of Philadelphia entered into a joint venture arrangement which resulted in the merging of the nine ProvidentMutual Funds into the Sentinel Family of Funds. With the merger, three new classes of stock were added to Sentinel Group Funds, Inc., and a fourth new member of the broader Sentinel Family of Funds was added. The three new members of Sentinel Group Funds, Inc. are Sentinel Small Company Fund, Sentinel World Fund and Sentinel U.S. Treasury Money Market Fund. The fourth new member of the Sentinel Family of Funds is Sentinel Pennsylvania Tax-Free Trust (the "Trust"). The Trust operates as a separate investment company with respect to Sentinel Group Funds, Inc., but shares management, distribution, fund accounting, transfer agent and other arrangements with the Sentinel Group.

       Also on March 1, 1993, Sentinel Cash Management Fund, Inc. was merged into the Sentinel U.S. Treasury Money Market Fund.

       On March 27, 1995, Penn Mutual Life Insurance Company joined National Life Insurance Company and Provident Mutual Life Insurance Company in their mutual fund operation. This resulted in the merging of seven funds of The Independence Capital Group of Funds into Sentinel Group Funds, Inc., and the creation of two new classes of stock - Sentinel New York Tax-Free Income Fund and Sentinel Short Maturity Government Fund.

       Effective April 1, 1996, five Sentinel Funds offered two classes of shares: Sentinel Small Company, Sentinel World, Sentinel Common Stock, Sentinel Balanced and Sentinel Bond funds. The new class is called "Class B shares" while the original class is called "Class A shares." Sentinel U.S. Treasury Money Market Fund also has Class B shares which are primarily available through exchanges from the other Class B shares. On January 12, 1998 Sentinel Mid Cap Growth also offered Class B shares. Effective May 4, 1998 a third class of shares, Class C shares were offered on the following Funds, Sentinel Common Stock, Sentinel Balanced, Sentinel World and Sentinel High Yield Bond Funds. Also on January 4, 1999 a fourth class of shares, Class D shares were offered on the Sentinel Balanced Fund. Effective March 30, 2000 Class C shares were offered on Sentinel Mid Cap Growth and Sentinel Growth Index Funds. Effective July 9, 2001 Class C shares were offered on Sentinel Small Company Fund.

       The fifteen funds in the Sentinel Family of Funds, which includes the fourteen funds in Sentinel Group Funds, Inc., and the Sentinel Pennsylvania Tax-Free Trust, now represent net assets of $2.8 billion which are managed in approximately 144,000 individual, corporate and institutional accounts for shareholders located across the country and around the world. Shares are distributed by registered representatives and independent broker/dealers through Sentinel Financial Services Company, an affiliate of the partnership between National Life, Provident Mutual and Penn Mutual. Sentinel Advisors Company and Sentinel Administrative Service Company, which are also affiliates of the partnership, provide respective investment management and shareholder services to the funds.

90

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92

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[PHOTO]   Sentinel Funds
          Integrity Since 1934

Sentinel Flex Cap Opportunity Fund

Sentinel Small Company Fund

Sentinel Mid Cap Growth Fund

Sentinel World Fund
(Effective July 1, 2002, Sentinel International Equity Fund)

Sentinel Growth Index Fund

Sentinel Common Stock Fund

Sentinel Balanced Fund

Sentinel High Yield Bond Fund

Sentinel Bond Fund

Sentinel Tax-Free Income Fund

Sentinel New York Tax-Free Income Fund

Sentinel Government Securities Fund

Sentinel Short Maturity Government Fund

Sentinel U.S. Treasury Money Market Fund


Sentinel Pennsylvania Tax-Free Trust

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to prospective investors only when preceded
or accompanied by an effective Prospectus.

Distributed by
Sentinel Financial Services Company                                     [STAMP]
National Life Drive
Montpelier, Vermont 05604
(800) 233-4332
www.sentinelfunds.com